Vanguard Tax-Managed Funds(R)
Semiannual Report--June 30, 2001

STOCK

Included within this report:
Vanguard Tax-Managed Balanced Fund
Vanguard Tax-Managed Growth and Income Fund
Vanguard Tax-Managed Capital Appreciation Fund
Vanguard Tax-Managed Small-Cap Fund
Vanguard Tax-Managed International Fund

[COVER ART]

The Vanguard Group(R)

WHY COSTS MATTER
As the ups and downs of the financial markets remind us, investors cannot control or predict investment returns. What you can control is how much you invest, how much explicit risk you take, and the investment costs you incur.
     Only you can decide how much to invest. But Vanguard can help you to manage the risk and costs of your investment program. Our lineup of funds provides you with the flexibility to create a portfolio that reflects your goals and risk tolerance. All of our funds--whether indexed or actively managed--follow disciplined investment strategies. Vanguard funds also operate at cost, which means substantial savings for you. In 2000, the average expense ratio (operating costs as a percentage of average net assets) for our funds was 0.27%, or $2.70 per $1,000 in assets. This was a fraction of the 1.30% ($13 per $1,000 in assets) expense ratio for the average fund, according to Lipper Inc.
     Costs matter because they are subtracted from a fund's gross returns. The lower your investment expenses, the greater the portion of the market's return you receive. At Vanguard, we know that it's your money we're managing, and that our duty is to manage it responsibly and economically.

SUMMARY
* The performances of the Vanguard Tax-Managed Funds reflected the divergent fortunes of small- and large-capitalization stocks, international stocks, and bonds.
* The funds distributed no capital gains, keeping taxable distributions to a minimum.
* A tumultuous six months in the financial markets reaffirmed the importance of diversification and balance.

CONTENTS
 1 Letter from the Chairman
 6 Fund Profiles
12 Glossary of Investment Terms
14 Performance Summaries
16 Financial Statements
31 Advantages of Vanguard.com

LETTER
 from the Chairman

Fellow Shareholder,
During the six months ended June 30, 2001, large-capitalization growth and international shares suffered sharp declines, while small stocks, value-oriented stocks, and U.S. bonds turned in relatively good showings. The VANGUARD TAX-MANAGED FUNDS posted returns in line with those of the market segments they follow, which unfortunately meant negative returns for all but our Small-Cap Fund. The five funds fulfilled their mission of minimizing taxable distributions to shareholders.


TOTAL RETURNS                       Six Months Ended
                                       June 30, 2001
-----------------------------------------------------
TAX-MANAGED BALANCED FUND                      -1.9%
Average Balanced Fund*                         -2.5
Balanced Composite Index**                     -1.7
-----------------------------------------------------
TAX-MANAGED GROWTH AND INCOME FUND
Investor Shares                                -6.8%
Institutional Shares                           -6.7
Average Large-Cap Core Fund*                   -8.6
S&P 500 Index                                  -6.7
-----------------------------------------------------
TAX-MANAGED CAPITAL APPRECIATION FUND
Investor Shares                                -8.5%
Institutional Shares                           -8.5
Average Multi-Cap Core Fund*                   -6.3
Russell 1000 Index                             -7.0
-----------------------------------------------------
TAX-MANAGED SMALL-CAP FUND
Investor Shares                                 5.2%
Institutional Shares                            5.3
Average Small-Cap Core Fund*                    8.9
S&P SmallCap 600 Index                          6.2
-----------------------------------------------------
TAX-MANAGED INTERNATIONAL FUND
Investor Shares                               -14.6%
Institutional SharesY                         -14.5
Average International Fund*                   -14.3
MSCI EAFE Index                               -14.4
-----------------------------------------------------
*Derived from data provided by Lipper Inc. For the average balanced fund, the bond component is not tax-exempt.
**50% Russell 1000 Index, 50% Lehman Brothers 7 Year
Municipal Bond Index.
Y Return since inception on January 4, 2001.

     The adjacent table presents the total returns (capital change plus reinvested dividends) of our funds, their average mutual fund peers, and their unmanaged benchmarks. The table also presents the returns of the Institutional Shares provided by four of our funds for minimum investments of $10 million. Per-share figures for each fund, including net asset values and income dividends, are presented in the table following this letter.

FINANCIAL MARKETS IN REVIEW
Most reports suggested that the pace of U.S. economic growth slowed markedly during the first half of 2001, compared with the same period a year earlier. As the economy slowed, the Federal Reserve Board's Open

Market Committee responded with six cuts in short-term interest rates, including two surprise cuts made between regularly scheduled meetings. During the six months ended June 30, the Fed sliced 275 basis points (2.75 percentage points) off the cost of short-term borrowing.

MARKET BAROMETER                                                  Total Returns
                                                    Periods Ended June 30, 2001

                                                 Six          One         Five
                                               Months         Year       Years*
--------------------------------------------------------------------------------
STOCKS
S&P 500 Index (Large-caps)                      -6.7%      -14.8%        14.5%
Russell 2000 Index (Small-caps)                  6.9         0.6          9.6
Wilshire 5000 Index (Entire market)             -5.8       -15.4         13.1
MSCI EAFE Index (International)                -14.4       -23.3          3.2
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index (Entire market)      3.6%       11.2%         7.5%
Lehman 10 Year Municipal Bond Index              2.8         9.5          6.6
Salomon Smith Barney 3-Month
 U.S. Treasury Bill Index                        2.5          5.6          5.2
================================================================================
CPI
Consumer Price Index                             2.3%         3.2%         2.6%
--------------------------------------------------------------------------------
*Annualized.


     The Fed explained that it hoped to stim-ulate capital spending, which declined sharply during the half-year. Corporate America made especially sharp cuts in spending on information technology--investments that had helped to power the U.S. economy's rapid growth during the late 1990s. Big industrial manufacturers struggled, too, as a strong dollar and weak global economy pinched worldwide spending on capital goods.
     In sharp contrast with the industrial economy, the consumer economy proved unexpectedly resilient. Housing starts and sales remained strong, and spending at the nation's malls and shopping centers sufficed to keep the economy out of recession. The job market weakened somewhat, as initial claims for unemployment benefits rose, and several high-profile employers announced layoffs. Still, consumers remained generally confident about the economy's prospects.
     Corporate profits proved less resilient, following the bleaker fortunes of the industrial economy. A spate of earnings warnings and shortfalls prolonged the U.S. stock market's struggles, especially among large-cap growth stocks. But even as large, highly valued stocks took down the broad market indexes, smaller stocks and value stocks--those issues with low prices relative to fundamental measures such as earnings and book value--turned in relatively strong performances. For example, small value stocks, as measured by the Russell 2000 Value Index, returned 12.7% for the six-month period.
     International stocks followed the same pattern: Relative strength among smaller value stocks was offset by weakness in growth stocks. Most stock markets finished the half-year with losses in their local currencies. A strong dollar exacerbated the losses for U.S.-based investors.
     Bonds delivered solid returns. On balance, the prices of shorter-term government bonds got the biggest boost from the Fed's rate-cut campaign.

(Bond prices move in the opposite direction from interest rates.) Longer-term rates declined initially, but then rose, perhaps signaling investor concerns about inflation. For the six months, short- and intermediate-term government bonds outperformed their long-term counterparts. In contrast, among corporate bonds, long-term issues bested shorter-term ones, with all maturities benefiting from narrowing spreads between the interest rates paid by corporate and U.S. Treasury bonds.

--------------------------------------------------------------------------------
Bonds delivered solid returns. On balance, the prices of shorter-term government bonds got the biggest boost from the Fed's rate-cut campaign.
--------------------------------------------------------------------------------

PERFORMANCE OVERVIEW
During the past six months, the Vanguard Tax-Managed Funds relied on proven strategies to provide tax-efficient exposure to their target markets. As has been true since their inception, the funds distributed no net realized capital gains. This task was made easier during the half-year because, unfortunately, the financial markets didn't offer much in the way of capital gains, realized or not.
     The TAX-MANAGED BALANCED FUND--whose stock holdings are similar to those of the Tax-Managed Capital Appreciation Fund--faced a tough environment in the stock market, but a strong performance by the fund's municipal bonds trimmed losses. Although ending the half-year in negative territory, the fund outperformed its average peer before taxes--an especially notable achievement since most balanced funds hold taxable bonds, which generated higher pre-tax returns during the half-year.

--------------------------------------------------------------------------------
The Tax-Managed Balanced Fund faced a tough environment in the stock market, but a strong performance by the fund's municipal bonds trimmed the fund's loss.
--------------------------------------------------------------------------------

     The TAX-MANAGED GROWTH AND INCOME FUND, which closely tracks the Standard & Poor's 500 Index, also provided a negative return. Like its benchmark, the fund was hit hard by weakness in technology and some health care stocks. Several large technology companies reported weak earnings and warned that worse may be in store because of overcapacity and widespread cuts in capital spending. Big pharmaceutical stocks were squeezed by investor concerns about the depth of their product pipelines and a more hostile regulatory climate.
     Because the TAX-MANAGED CAPITAL APPRECIATION FUND has a bias against taxable dividend income, it leans toward large, low-yielding growth stocks, which were some of the market's worst performers during the past six months. The fund lagged both its benchmark and the average return of its peers, which tend to hold a mix of growth and value stocks.
     The TAX-MANAGED SMALL-CAP FUND capitalized on one of the few bright spots in the U.S. stock market. The fund registered a positive return, but lagged its average peer and benchmark because the fund's tax-management strategies dictated that it temporarily avoid some of the benchmark's strongest-performing stocks.
     Like their U.S. counterparts, large-cap stocks abroad struggled, pulling down the major international indexes. For U.S.-based investors, the losses were compounded by a strong dollar, which reduced the value of assets denominated in foreign currencies. The TAX-MANAGED INTERNATIONAL FUND returned -14.6%, which was the worst result among our five funds but was in line with the returns of its benchmark and average peer.

IN SUMMARY
During the past six months, a challenging investment environment reaffirmed the value of diversification and balance, both within and across asset classes. We believe a balanced portfolio that takes account of the financial markets' ever-present uncertainty is the best way to reap the long-term rewards of investing. Such a portfolio contains stock funds, bond funds, and short-term investments in proportions tailored to your goals, time horizon, financial situation, and risk tolerance.
     Costs and taxes are also key. A portfolio of funds that minimizes the drag of investment costs and taxes is, quite simply, one of the most effective means of maximizing your after-cost, after-tax returns. Once you have developed such an investment program, we recommend that you stay the course. We thank you for entrusting us with your hard-earned dollars.


Sincerely,

July 16, 2001
[PHOTO]
JOHN J. BRENNAN
Chairman and
Chief Executive Officer

FUND STATISTICS

                              Net Asset Value                 Six Months Ended
                                Per Share                       June 30, 2001
                       -----------------------------    ------------------------
                         December 31,       June 30,     Income    Capital Gains
Tax-Managed Fund                 2000           2001  Dividends    Distributions
--------------------------------------------------------------------------------
Balanced                       $18.30         $17.74      $0.20            $0.00
--------------------------------------------------------------------------------
GROWTH AND INCOME
Investor Shares                 28.66          26.59      0.130             0.00
Institutional Shares            28.66          26.59      0.143             0.00
--------------------------------------------------------------------------------
CAPITAL APPRECIATION
Investor Shares                 30.59          27.98      0.000             0.00
Institutional Shares            30.59          28.00      0.000             0.00
--------------------------------------------------------------------------------
SMALL-CAP
Investor Shares                 14.23          14.97      0.000             0.00
Institutional Shares            14.23          14.99      0.000             0.00
--------------------------------------------------------------------------------
INTERNATIONAL
Investor Shares                 10.14           8.66      0.000             0.00
Institutional Shares            10.13*          8.66      0.000             0.00
--------------------------------------------------------------------------------
*At inception on January 4, 2001.

FUND PROFILE                                                 As of June 30, 2001
  for Tax-Managed Balanced Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund's stock or bond holdings and a broad market index. Key terms are defined on pages 12-13.

----------------------------------
TOTAL FUND CHARACTERISTICS

Yield                      2.3%
Turnover Rate               20%*
Expense Ratio             0.19%*
Cash Investments           1.0%
---------------------------------

--------------------------------------------
TEN LARGEST STOCKS (% of equities)

General Electric Co.                   4.4%
 (conglomerate)
Microsoft Corp.                        2.8
 (software)
Exxon Mobil Corp.                      2.5
 (oil)
Citigroup, Inc.                        2.3
 (financial services)
Pfizer, Inc.                           2.3
 (pharmaceuticals)
AOL Time Warner Inc.                   1.9
 (media)
International Business Machines Corp.  1.9
 (computer technology)
Intel Corp.                            1.8
 (computer hardware)
American International Group, Inc.     1.6
 (insurance)
Johnson & Johnson                      1.5
 (pharmaceuticals)
--------------------------------------------
Top Ten                               23.0%
--------------------------------------------
Top Ten as % of Total Net Assets      10.8%
--------------------------------------------

--------------------------------------------------
EQUITY VOLATILITY MEASURES

                                          Wilshire
                Fund   Best Fit**  Fund       5000
--------------------------------------------------
R-Squared       0.93      1.00     0.96      1.00
Beta            0.56      1.00     0.56      1.00
--------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION
 (% of common stocks)
                                                               Wilshire
                                Fund          Best Fit**           5000
--------------------------------------------------------------------------------
Auto & Transportation            2.0%                2.2%           2.1%
Consumer Discretionary          15.4                13.2           14.4
Consumer Staples                 4.4                 6.1            5.8
Financial Services              17.4                20.5           20.0
Health Care                     15.6                13.9           13.2
Integrated Oils                  3.6                 4.1            3.5
Other Energy                     3.7                 2.4            2.6
Materials & Processing           2.2                 2.8            3.1
Producer Durables                2.9                 3.1            3.5
Technology                      19.8                17.8           17.7
Utilities                        7.7                 8.5            8.4
Other                            5.3                 5.4            5.7
--------------------------------------------------------------------------------

-------------------------
FUND ASSET ALLOCATION
[Pie chart]
Bonds                52%
Cash Investments      1%
Stocks               47%
-------------------------

 *Annualized.
**Russell 1000 Index.

--------------------------------------------------------------------------------
EQUITY CHARACTERISTICS
                                                                    Wilshire
                                       Fund          Best Fit*          5000
--------------------------------------------------------------------------------
Number of Stocks                        504             1,000          6,334
Median Market Cap                    $41.0B            $48.5B         $35.0B
Price/Earnings Ratio                  30.1x             26.3x          27.3x
Price/Book Ratio                       3.9x              3.8x           3.5x
Dividend Yield                         0.8%              1.3%           1.2%
Return on Equity                      23.5%             24.0%          23.1%
Earnings Growth Rate                  18.1%             15.9%          15.8%
Foreign Holdings                       0.0%              0.0%           0.0%
--------------------------------------------------------------------------------

------------------------
EQUITY INVESTMENT FOCUS

Market Cap - Large
Style - Blend
------------------------

--------------------------------------------------------------------------------
FIXED INCOME CHARACTERISTICS
                                                                        Lehman
                                   Fund          Best Fit**             Index+
--------------------------------------------------------------------------------
Number of Bonds                     159               4,290             41,227
Yield to Maturity                  4.1%                  --                 --
Average Coupon                     5.1%                5.3%               5.4%
Average Maturity              5.8 years           7.0 years         13.8 years
Average Quality                     AAA                 AA+                AA+
Average Duration              4.8 years           5.4 years          7.9 years
--------------------------------------------------------------------------------

---------------------------------
FIXED INCOME INVESTMENT FOCUS

Credit Quality - High
Average Maturity - Medium
--------------------------------

--------------------------------
DISTRIBUTION BY CREDIT QUALITY
 (% of bonds)

AAA                       71.7%
AA                        22.2
A                          2.9
BBB                        2.6
BB                         0.6
B                          0.0
Not Rated                  0.0
--------------------------------
Total                    100.0%
--------------------------------

-----------------------
LARGEST STATE
 CONCENTRATIONS
  (% of bonds)

Texas             19.2%
New York          10.2
New Jersey         9.6
Ohio               5.6
Michigan           5.0
Pennsylvania       4.6
California         4.4
Massachusetts      4.3
Georgia            3.9
Louisiana          3.4
-----------------------
Top Ten           70.2%
-----------------------

-------------------------
DISTRIBUTION BY MATURITY
 (% of bonds)

Under 1 Year         8.0%
1-5 Years           35.9
5-10 Years          48.0
10-20 Years          8.1
20-30 Years          0.0
Over 30 Years        0.0
-------------------------
Total              100.0%
-------------------------


*Russell 1000 Index.
**Lehman 7 Year Municipal Bond Index.
+Lehman Municipal Bond Index.


[Computer]
Visit our website
www.vanguard.com
for regularly updated
fund information.

FUND PROFILE                                                 As of June 30, 2001
  for Tax-Managed Growth and Income Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on pages 12-13.


--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                                     Wilshire
                                        Fund        Best Fit*            5000
--------------------------------------------------------------------------------
Number of Stocks                         511              500           6,334
Median Market Cap                     $60.4B           $60.4B          $35.0B
Price/Earnings Ratio                   26.4x            26.4x           27.3x
Price/Book Ratio                        3.9x             3.9x            3.5x
Yield
 Investor Shares                        1.1%             1.3%            1.2%
 Institutional Shares                   1.2%             1.3%            1.2%
Return on Equity                       24.4%            24.4%           23.1%
Earnings Growth Rate                   15.6%            15.5%           15.8%
Foreign Holdings                        1.4%             1.4%            0.0%
Turnover Rate                           2%**               --              --
Expense Ratio
 Investor Shares                     0.19%**               --              --
 Institutional Shares                0.08%**               --              --
Cash Investments                        0.0%               --              --
--------------------------------------------------------------------------------

-------------------------------------------
TEN LARGEST HOLDINGS
 (% of total net assets)

General Electric Co.                   4.4%
 (conglomerate)
Microsoft Corp.                        3.6
 (software)
Exxon Mobil Corp.                      2.7
 (oil)
Citigroup, Inc.                        2.4
 (financial services)
Pfizer, Inc.                           2.3
 (pharmaceuticals)
AOL Time Warner Inc.                   2.1
 (media)
Wal-Mart Stores, Inc.                  2.0
 (retail)
American International Group, Inc.     1.8
 (insurance)
Intel Corp.                            1.8
 (computer hardware)
International Business Machines Corp.  1.8
 (computer technology)
-------------------------------------------
Top Ten                               24.9%
-------------------------------------------

--------------------------------------------------
VOLATILITY MEASURES
                                          Wilshire
              Fund  Best Fit*      Fund       5000
--------------------------------------------------
R-Squared     1.00       1.00      0.94       1.00
Beta          1.00       1.00      0.92       1.00
--------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION
 (% of common stocks)
                                                                      Wilshire
                                         Fund         Best Fit*           5000
--------------------------------------------------------------------------------
Auto & Transportation                     1.9%              1.9%           2.1%
Consumer Discretionary                   12.9              12.9           14.4
Consumer Staples                          6.8               6.8            5.8
Financial Services                       19.1              19.1           20.0
Health Care                              12.8              12.8           13.2
Integrated Oils                           5.4               5.4            3.5
Other Energy                              2.1               2.1            2.6
Materials & Processing                    2.8               2.8            3.1
Producer Durables                         3.0               3.0            3.5
Technology                               17.8              17.8           17.7
Utilities                                 8.7               8.7            8.4
Other                                     6.7               6.7            5.7
--------------------------------------------------------------------------------

-----------------------
INVESTMENT FOCUS

Market Cap - Large
Style - Blend
-----------------------

*S&P 500 Index.
**Annualized.

FUND PROFILE                                                 As of June 30, 2001
  for Tax-Managed Capital Appreciation Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on pages 12-13.

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                                       Wilshire
                                          Fund        Best Fit*            5000
--------------------------------------------------------------------------------
Number of Stocks                           532            1,000           6,334
Median Market Cap                       $39.9B           $48.5B          $35.0B
Price/Earnings Ratio                     30.0x            26.3x           27.3x
Price/Book Ratio                          3.9x             3.8x            3.5x
Yield
 Investor Shares                          0.6%             1.3%            1.2%
 Institutional Shares                     0.7%             1.3%            1.2%
Return on Equity                         23.6%            24.0%           23.1%
Earnings Growth Rate                     18.2%            15.9%           15.8%
Foreign Holdings                          0.0%             0.0%            0.0%
Turnover Rate                             9%**               --              --
Expense Ratio
 Investor Shares                       0.19%**               --              --
 Institutional Shares                  0.08%**               --              --
Cash Investments                          0.0%               --              --
--------------------------------------------------------------------------------

----------------------------------------------
TEN LARGEST HOLDINGS
 (% of total net assets)

General Electric Co.                      4.4%
 (conglomerate)
Microsoft Corp.                           2.6
 (software)
Citigroup, Inc.                           2.4
 (financial services)
Exxon Mobil Corp.                         2.3
 (oil)
Pfizer, Inc.                              2.3
 (pharmaceuticals)
AOL Time Warner Inc.                      2.1
 (media)
International Business Machines Corp.     1.8
 (computer technology)
Intel Corp.                               1.8
 (computer hardware)
American International Group, Inc.        1.6
 (insurance)
Cisco Systems, Inc.                       1.3
 (computer networks)
----------------------------------------------
Top Ten                                  22.6%
----------------------------------------------

--------------------------------------------------
VOLATILITY MEASURES

                                          Wilshire
              Fund   Best Fit*     Fund       5000
--------------------------------------------------
R-Squared     0.96       1.00      0.98       1.00
Beta          1.17       1.00      1.15       1.00
--------------------------------------------------

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION
 (% of common stocks)

                                                               Wilshire
                                  Fund         Best Fit*           5000
--------------------------------------------------------------------------------
Auto & Transportation             2.4%              2.2%           2.1%
Consumer Discretionary            16.1              13.2           14.4
Consumer Staples                   4.4               6.1            5.8
Financial Services                16.8              20.5           20.0
Health Care                       14.7              13.9           13.2
Integrated Oils                    3.3               4.1            3.5
Other Energy                       4.0               2.4            2.6
Materials & Processing             2.4               2.8            3.1
Producer Durables                  2.9               3.1            3.5
Technology                        19.8              17.8           17.7
Utilities                          7.7               8.5            8.4
Other                              5.5               5.4            5.7
--------------------------------------------------------------------------------

-----------------------
INVESTMENT FOCUS

Market Cap - Large
Style - Blend
-----------------------

*Russell 1000 Index.
**Annualized.

[Computer]
Visit our website
www.vanguard.com
for regularly updated
fund information.

FUND PROFILE                                                 As of June 30, 2001
  for Tax-Managed Small-Cap Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to both an unmanaged index that we consider a "best fit" for the fund and a broad market index. Key terms are defined on pages 12-13.

--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                                                       Wilshire
                                          Fund        Best Fit*            5000
--------------------------------------------------------------------------------
Number of Stocks                           601              600           6,334
Median Market Cap                        $0.8B            $0.9B          $35.0B
Price/Earnings Ratio                     21.5x            21.6x           27.3x
Price/Book Ratio                          2.4x             2.4x            3.5x
Yield
 Investor Shares                          0.6%             0.7%            1.2%
 Institutional Shares                     0.7%             0.7%            1.2%
Return on Equity                         15.9%            15.9%           23.1%
Earnings Growth Rate                     17.5%            17.5%           15.8%
Foreign Holdings                          0.0%             0.1%            0.0%
Turnover Rate                            27%**               --              --
Expense Ratio
 Investor Shares                       0.20%**               --              --
 Institutional Shares                  0.10%**               --              --
Cash Investments                          0.0%               --              --
--------------------------------------------------------------------------------

------------------------------------------
TEN LARGEST HOLDINGS
 (% of total net assets)

Cephalon, Inc.                        0.9%
 (biotechnology)
Universal Health Services Class B     0.7
 (health products & services)
Varian Medical Systems, Inc.          0.6
 (health products & services)
Commerce Bancorp, Inc.                0.6
 (banking)
Patterson Dental Co.                  0.6
 (medical)
Smithfield Foods, Inc.                0.6
 (foods)
Barrett Resources Corp.               0.5
 (oil)
Fidelity National Financial, Inc.     0.5
 (financial services)
AdvancePCS                            0.5
 (health care)
RSA Security Inc.                     0.5
 (computer technology)
------------------------------------------
Top Ten                               6.0%
------------------------------------------

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION
 (% of common stocks)
                                                                      Wilshire
                                         Fund         Best Fit*           5000
--------------------------------------------------------------------------------
Auto & Transportation                    5.0%              4.9%           2.1%
Consumer Discretionary                   20.4              20.5           14.4
Consumer Staples                          4.2               4.2            5.8
Financial Services                       12.4              12.1           20.0
Health Care                              14.0              14.3           13.2
Integrated Oils                           0.0               0.0            3.5
Other Energy                              6.4               6.0            2.6
Materials & Processing                    9.7              10.2            3.1
Producer Durables                        11.9              12.1            3.5
Technology                               11.2              11.3           17.7
Utilities                                 4.4               4.3            8.4
Other                                     0.4               0.1            5.7
--------------------------------------------------------------------------------

------------------------
INVESTMENT FOCUS

Market Cap - Small
Style - Blend
------------------------

*S&P SmallCap 600 Index.
**Annualized.

FUND PROFILE                                                 As of June 30, 2001
  for Tax-Managed International Fund

This Profile provides a snapshot of the fund's characteristics, compared where appropriate to an unmanaged market index. Key terms are defined on pages 12-13.

------------------------------------------
PORTFOLIO CHARACTERISTICS

                                     MSCI
                              Fund   EAFE
------------------------------------------
Number of Stocks               919    919
Turnover Rate                  3%*     --
Expense Ratio
 Investor Shares            0.35%*     --
 Institutional Shares       0.22%*     --
Cash Investments              0.0%     --
------------------------------------------

------------------------------------------
TEN LARGEST HOLDINGS
 (% of total net assets)

BP PLC                                2.3%
 (oil)
GlaxoSmithKline PLC                   2.3
 (pharmaceuticals)
Vodafone Group PLC                    2.0
 (cellular telecommunications)
Toyota Motor Corp.                    1.7
 (automotive & transport equipment)
Royal Dutch Petroleum Co.             1.6
 (energy)
HSBC Holdings PLC                     1.4
 (banking)
Nokia Oyj                             1.4
 (telecommunications)
TotalFinaElf SA                       1.4
 (integrated oil)
Novartis AG (Registered)              1.4
 (pharmaceuticals)
AstraZeneca Group PLC                 1.1
 (pharmaceuticals)
------------------------------------------
Top Ten                              16.6%
------------------------------------------

-------------------------------------------------
COUNTRY DIVERSIFICATION
 (% of common stocks)

                                            MSCI
                                Fund        EAFE
-------------------------------------------------
EUROPE
United Kingdom                  21.8%       21.8%
France                          11.0        11.1
Germany                          8.6         8.7
Switzerland                      6.7         6.7
Netherlands                      5.6         5.6
Italy                            4.4         4.4
Spain                            3.0         3.0
Sweden                           2.2         2.2
Finland                          1.8         1.8
Denmark                          1.0         1.0
Belgium                          0.9         0.9
Ireland                          0.7         0.7
Norway                           0.5         0.5
Portugal                         0.5         0.5
Austria                          0.3         0.2
Greece                           0.3         0.3
-------------------------------------------------
Subtotal                        69.3%       69.4%
-------------------------------------------------
PACIFIC
Japan                           24.4%       24.3%
Australia                        3.2         3.2
Hong Kong                        2.1         2.1
Singapore                        0.9         0.9
New Zealand                      0.1         0.1
-------------------------------------------------
Subtotal                        30.7%       30.6%
-------------------------------------------------
Total                          100.0%      100.0%
-------------------------------------------------

----------------------------
FUND ALLOCATION BY REGION
[Pie Chart]
Pacific - 31%
Europe  - 69%
----------------------------

*Annualized.

[Computer]
Visit our website
www.vanguard.com
for regularly updated
fund information.

GLOSSARY
 of Investment Terms

Average Coupon. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
Average Duration. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by one percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.
--------------------------------------------------------------------------------
Average Maturity. The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.
--------------------------------------------------------------------------------
Beta. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of the fund's "best fit" index benchmark and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
--------------------------------------------------------------------------------
Cash Investments. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate stock or bond investment.
--------------------------------------------------------------------------------
Dividend Yield. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------
Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
Expense Ratio. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
Foreign Holdings. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
Largest State Concentrations. An indicator of diversification. The less concentrated a fund's holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.
--------------------------------------------------------------------------------
Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.
--------------------------------------------------------------------------------

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
Price/Earnings Ratio. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-Squared. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by the fund's "best fit" index benchmark and by an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
Turnover Rate. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
Yield. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------
Yield to Maturity. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------
                                       13

PERFORMANCE SUMMARIES

In the performance summaries below and on the following page, all of the data represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost.


Tax-Managed Balanced Fund
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                     September 6, 1994-June 30, 2001
[Chart]
               Fund        Index
 1994          -1.4         -1.8
 1995          24.5         25.5
 1996          12.2         13.2
 1997          16.6         19.9
 1998          16.9           17
 1999          15.5         10.2
 2000          -0.5          0.6
 2001          -1.9         -1.7
--------------------------------------------------------------------------------
*50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.
**Six months ended June 30, 2001.
See Financial Highlights table on page 21 for dividend information for the past five years.
--------------------------------------------------------------------------------


Tax-Managed Growth and Income Fund
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                     September 6, 1994-June 30, 2001
[Chart]
              Fund          Index
1994          -1.7          -1.8
1995          37.5          37.6
1996            23            23
1997          33.3          33.4
1998          28.7          28.6
1999          21.1            21
2000            -9          -9.1
2001          -6.8          -6.7
--------------------------------------------------------------------------------
*Six months ended June 30, 2001.
See Financial Highlights table on page 22 for dividend information for the past five years.
--------------------------------------------------------------------------------

Tax-Managed Capital Appreciation Fund
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                     September 6, 1994-June 30, 2001
[Chart]
              Fund         Index
1994          -0.5          -1.9
1995          34.4          37.8
1996          20.9          22.4
1997          27.3          32.9
1998            28            27
1999          33.5          20.9
2000         -10.1          -7.8
2001          -8.5            -7
--------------------------------------------------------------------------------
*Six months ended June 30, 2001.
See Financial Highlights table on page 23 for dividend information for the past five years.
--------------------------------------------------------------------------------



Tax-Managed Small-Cap Fund
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                        March 25, 1999-June 30, 2001
[Chart]
              Fund         Index
1999          26.3          24.9
2000          13.4          11.8
2001           5.2           6.2
--------------------------------------------------------------------------------
*Six months ended June 30, 2001.
See Financial Highlights table on page 24 for dividend information since inception.
--------------------------------------------------------------------------------

Tax-Managed International Fund
--------------------------------------------------------------------------------
TOTAL INVESTMENT RETURNS (%)                       August 17, 1999-June 30, 2001
[Chart]
              Fund         Index
1999            20          19.7
2000         -14.3           -14
2001         -14.6         -14.4
--------------------------------------------------------------------------------
*Six months ended June 30, 2001.
See Financial Highlights table on page 25 for dividend information since inception.
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
  June 30, 2001 (unaudited)

The Statements of Net Assets, integral parts of the Financial Statements for each of the Vanguard Tax-Managed Funds, are included as an insert to this report.

STATEMENT OF OPERATIONS
This Statement shows dividend and interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) on investments during the period.

--------------------------------------------------------------------------------
                                                       Tax-Managed Balanced Fund
                                                  Six Months Ended June 30, 2001
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Dividends                                                                $ 617
 Interest                                                                 5,029
 Security Lending                                                            15
--------------------------------------------------------------------------------
  Total Income                                                            5,661
--------------------------------------------------------------------------------
Expenses
 The Vanguard Group--Note B
  Investment Advisory Services                                               21
  Management and Administrative                                             312
  Marketing and Distribution                                                 24
 Custodian Fees                                                              13
 Auditing Fees                                                                5
 Shareholders' Reports                                                       11
--------------------------------------------------------------------------------
  Total Expenses                                                            386
  Expenses Paid Indirectly--Note C                                           (2)
--------------------------------------------------------------------------------
  Net Expenses                                                              384
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                     5,277
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD                   (3,016)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
 OF INVESTMENT SECURITIES                                               (10,634)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS        $ (8,373)
================================================================================

-------------------------------------------------------------------------------------------------------------------
                                 Tax-Managed            Tax-Managed
                                  Growth and                Capital           Tax-Managed              Tax-Managed
                                      Income           Appreciation             Small-Cap            International
                                        Fund                   Fund                  Fund                     Fund
                                -----------------------------------------------------------------------------------
                                                            Six Months Ended June 30, 2001
                                -----------------------------------------------------------------------------------
                                       (000)                  (000)                 (000)                    (000)
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
 Dividends*                         $ 14,428                $ 9,052               $ 1,750                  $ 3,961
 Interest                                 74                     72                    28                       98
 Security Lending                          2                    280                   124                       95
-------------------------------------------------------------------------------------------------------------------
  Total Income                        14,504                  9,404                 1,902                    4,154
-------------------------------------------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
 Investment Advisory Services             24                     24                     8                        8
 Management and Administrative--
  Investor Shares                      1,852                  2,199                   333                      247
 Management and Administrative--
  Institutional Shares                    46                     62                    13                       40
 Marketing and Distribution--
  Investor Shares                        141                    156                    26                       20
 Marketing and Distribution--
  Institutional Shares                     8                     12                     3                        3
 Custodian Fees                           32                      8                    48                      213
 Auditing Fees                             5                      5                     5                        6
 Shareholders' Reports--Investor Shares   33                     31                     4                        2
 Shareholders' Reports--
  Institutional Shares                     1                      2                     1                       --
 Trustees' Fees and Expenses               2                      2                    --                       --
-------------------------------------------------------------------------------------------------------------------
  Total Expenses                       2,144                  2,501                   441                      539
  Expenses Paid Indirectly--Note C        --                     (1)                   (1)                      --
-------------------------------------------------------------------------------------------------------------------
  Net Expenses                         2,144                  2,500                   440                      539
-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                 12,360                  6,904                 1,462                    3,615
-------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
 Investment Securities Sold           (4,322)               (54,769)                3,267                   (1,752)
 Foreign Currencies                       --                     --                    --                      (41)
REALIZED NET GAIN (LOSS)              (4,322)               (54,769)                3,267                   (1,793)
-------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)
 Investment Securities              (173,669)              (203,127)               23,378                  (54,544)
 Foreign Currencies                       --                     --                    --                      (22)
CHANGE IN UNREALIZED APPRECIATION
 (DEPRECIATION)                     (173,669)              (203,127)               23,378                  (54,566)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS         $(165,631)             $(250,992)              $28,107                 $(52,744)
===================================================================================================================
*Dividends for the Tax-Managed International Fund are net of foreign withholding taxes of $393,000.

STATEMENT OF CHANGES IN NET ASSETS
This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.


-------------------------------------------------------------------------------------------------------------------------
                                             Tax-Managed                                           Tax-Managed
                                            Balanced Fund                                      Growth and IncomeFund
                            -------------------------------------------           ---------------------------------------
                                 Six Months                     Year                Six Months                      Year
                                      Ended                    Ended                     Ended                     Ended
                              June 30, 2001            Dec. 31, 2000             June 30, 2001             Dec. 31, 2000
                                      (000)                    (000)                     (000)                     (000)
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income              $ 5,277                  $ 9,896                  $ 12,360                  $ 23,889
 Realized Net Gain (Loss)            (3,016)                   2,805                    (4,322)                  (35,714)
 Change in Unrealized Appreciation
 (Depreciation)                     (10,634)                 (15,929)                 (173,669)                 (220,518)
-------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations         (8,373)                  (3,228)                 (165,631)                 (232,343)
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income
  Investor Shares                    (4,576)                 (10,054)                  (10,724)                  (23,033)
  Institutional Shares*                  --                       --                      (829)                   (1,118)
 Realized Capital Gain
  Investor Shares                        --                       --                        --                        --
  Institutional Shares*                  --                       --                        --                        --
-------------------------------------------------------------------------------------------------------------------------
  Total Distributions                (4,576)                 (10,054)                  (11,553)                  (24,151)
-------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions--Note G
 Investor Shares                     24,971                   83,261                    87,929                   325,052
 Institutional Shares*                   --                       --                    92,085                    (1,940)
-------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) from Capital
 Share Transactions                  24,971                   83,261                   180,014                   323,112
 Total Increase (Decrease)           12,022                   69,979                     2,830                    66,618
Net Assets
 Beginning of Period                399,660                  329,681                 2,414,831                 2,348,213
-------------------------------------------------------------------------------------------------------------------------
 End of Period                     $411,682                 $399,660                $2,417,661                $2,414,831
=========================================================================================================================
*The Tax-Managed Balanced Fund does not offer Institutional Shares.

-------------------------------------------------------------------------------------------------------------------------------
                                                     Tax-Managed                                       Tax-Managed
                                             Capital Appreciation Fund                                Small-Cap Fund
                                 ---------------------------------------------       ------------------------------------------
                                       Six Months                     Year                Six Months                      Year
                                            Ended                    Ended                     Ended                     Ended
                                    June 30, 2001            Dec. 31, 2000             June 30, 2001             Dec. 31, 2000
                                            (000)                    (000)                     (000)                     (000)
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                    $ 6,904                 $ 10,808                   $ 1,462                   $ 2,073
 Realized Net Gain (Loss)                 (54,769)                 (54,500)                    3,267                    (5,950)
 Change in Unrealized Appreciation
  (Depreciation)                         (203,127)                (277,350)                   23,378                    43,341
-------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Operations             (250,992)                (321,042)                   28,107                    39,464
-------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income
  Investor Shares                              --                  (10,229)                       --                    (1,866)
  Institutional Shares                         --                   (1,010)                       --                      (277)
 Realized Capital Gain
  Investor Shares                              --                       --                        --                        --
  Institutional Shares                         --                       --                        --                        --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                            --                  (11,239)                       --                    (2,143)
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE G
 Investor Shares                          223,649                  571,106                   103,219                   140,722
 Institutional Shares                       1,151                   71,217                    (2,849)                   22,157
-------------------------------------------------------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions             224,800                  642,323                   100,370                   162,879
-------------------------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)                (26,192)                 310,042                   128,477                   200,200
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                    2,853,592                2,543,550                   413,428                   213,228
-------------------------------------------------------------------------------------------------------------------------------
 End of Period                         $2,827,400               $2,853,592                  $541,905                  $413,428
===============================================================================================================================

--------------------------------------------------------------------------------
                                                          Tax-Managed
                                                      International Fund
                                              ----------------------------------
                                                Six Months                  Year
                                                     Ended                 Ended
                                             June 30, 2001         Dec. 31, 2000
                                                     (000)                 (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net Investment Income                             $ 3,615               $ 2,237
 Realized Net Gain (Loss)                           (1,793)              (2,448)
 Change in Unrealized Appreciation (Depreciation)  (54,566)             (27,496)
  Net Increase (Decrease) in Net Assets Resulting
   from Operations                                 (52,744)             (27,707)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Net Investment Income
  Investor Shares                                       --               (2,322)
  Institutional Shares                                  --                    --
 Realized Capital Gain
  Investor Shares                                       --                    --
  Institutional Shares                                  --                    --
  Total Distributions                                   --               (2,322)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE G
  Investor Shares                                  104,025               135,990
  Institutional Shares                              64,607                    --
--------------------------------------------------------------------------------
  Net Increase (Decrease) from
   Capital Share Transactions                      168,632               135,990
--------------------------------------------------------------------------------
 Total Increase (Decrease)                         115,888               105,961
--------------------------------------------------------------------------------
NET ASSETS
 Beginning of Period                               240,793               134,832
--------------------------------------------------------------------------------
 End of Period                                   $ 356,681             $ 240,793
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the fund's Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.

---------------------------------------------------------------------------------------------------
                                                              Tax-Managed Balanced Fund
                                                                Year Ended December 31,
For a Share Outstanding            Six Months Ended------------------------------------------------
Throughout Each Period                June 30, 2001     2000     1999     1998      1997      1996
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $18.30   $18.87   $16.74   $14.67    $12.92    $11.85
---------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .23      .48      .43      .39       .37       .36
 Net Realized and Unrealized Gain (Loss)
  on Investments                               (.59)    (.56)    2.13     2.07      1.75      1.07
  Total from Investment Operations             (.36)    (.08)    2.56     2.46      2.12      1.43
DISTRIBUTIONS
 Dividends from Net Investment Income*         (.20)    (.49)    (.43)    (.39)     (.37)     (.36)
 Distributions from Realized Capital Gains       --       --       --       --        --        --
---------------------------------------------------------------------------------------------------
  Total Distributions                          (.20)    (.49)    (.43)    (.39)     (.37)     (.36)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $17.74   $18.30   $18.87   $16.74    $14.67    $12.92
===================================================================================================
Total Return**                               -1.95%   -0.50%   15.49%   16.93%    16.55%    12.21%
===================================================================================================
Ratios/Supplemental Data
 Net Assets, End of Period (Millions)          $412     $400     $330     $207      $120       $63
 Ratio of Total Expenses to
  Average Net Assets                         0.19%Y    0.20%    0.20%    0.19%     0.17%     0.20%
 Ratio of Net Investment Income to
  Average Net Assets                         2.62%Y    2.61%    2.52%    2.63%     2.77%     3.04%
 Portfolio Turnover Rate                       20%Y      15%      13%       7%        7%        5%
===================================================================================================
*Nontaxable  dividends  represent  89%  (estimate  for six months ended June 30, (2001),  92%,
90%,  86%,  87%,  and 82%,  respectively,  of  dividends  from net investment income.
**Total  returns do not reflect the 2%  redemption  fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
YAnnualized.

---------------------------------------------------------------------------------------------------
                                                Tax-Managed Growth and Income Fund Investor Shares
                                                               Year Ended December 31,
For a Share Outstanding            Six Months Ended------------------------------------------------
Throughout Each Period                June 30, 2001     2000     1999     1998      1997      1996
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period         $28.66   $31.81   $26.55   $20.88    $15.89    $13.16
---------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                          .14     .295     .307      .29       .29       .27
 Net Realized and Unrealized Gain (Loss)
  on Investments                              (2.08)  (3.148)   5.267     5.67      4.98      2.74
---------------------------------------------------------------------------------------------------
  Total from Investment Operations            (1.94)  (2.853)   5.574     5.96      5.27      3.01
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income          (.13)   (.297)   (.314)    (.29)     (.28)     (.28)
 Distributions from Realized Capital Gains       --       --       --       --        --        --
---------------------------------------------------------------------------------------------------
  Total Distributions                          (.13)   (.297)   (.314)    (.29)     (.28)     (.28)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $26.59   $28.66   $31.81   $26.55    $20.88    $15.89
===================================================================================================
Total Return*                                -6.75%   -9.03%   21.12%   28.67%    33.31%    23.03%
===================================================================================================
Ratios/Supplemental Data
 Net Assets, End of Period (Millions)        $2,234   $2,320   $2,240   $1,352      $579      $235
 Ratio of Total Expenses to Average Net Assets0.19%**  0.19%    0.19%    0.19%     0.17%     0.20%
 Ratio of Net Investment Income to
  Average Net Assets                        1.04%**    0.96%    1.11%    1.32%     1.62%     2.04%
 Portfolio Turnover Rate                       2%**       5%       4%       4%        2%        7%
===================================================================================================
*Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1%  redemption  fee on  shares  held at least one year but less than five years.
**Annualized.


---------------------------------------------------------------------------------------------------
                                           Tax-Managed Growth and Income Fund Institutional Shares
                                               Six Months Ended       Year Ended        Mar. 4* to
For a Share Outstanding Throughout Each Period    June 30, 2001    Dec. 31, 2000     Dec. 31, 1999
---------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $28.66           $31.81            $26.99
---------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                     .153             .319              .274
 Net Realized and Unrealized Gain (Loss) on Investments  (2.080)          (3.148)            4.882
  Total from Investment Operations                       (1.927)          (2.829)            5.156
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                     (.143)           (.321)            (.336)
 Distributions from Realized Capital Gains                   --               --                --
---------------------------------------------------------------------------------------------------
  Total Distributions                                     (.143)           (.321)            (.336)
---------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $26.59           $28.66            $31.81
===================================================================================================
Total Return**                                           -6.70%           -8.96%            19.23%
===================================================================================================
Ratios/Supplemental Data
 Net Assets, End of Period (Millions)                      $184              $95              $108
 Ratio of Total Expenses to Average Net Assets           0.08%Y            0.11%            0.10%Y
 Ratio of Net Investment Income to Average Net Assets    1.14%Y            1.04%            1.18%Y
 Portfolio Turnover Rate                                    2%Y               5%                4%
===================================================================================================
*Inception.
**Total  returns do not reflect the 2%  redemption  fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
YAnnualized.

----------------------------------------------------------------------------------------------------------------------
                                                               Tax-Managed Capital Appreciation Fund Investor Shares
                                                                              Year Ended December 31,
For a Share Outstanding                        Six Months Ended-------------------------------------------------------
Throughout Each Period                            June 30, 2001       2000       1999       1998       1997       1996
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                     $30.59     $34.17     $25.69     $20.18     $15.95     $13.28
----------------------------------------------------------------------------------------------------------------------
Investment Operations
 Net Investment Income                                      .07       .117       .117        .13        .11        .12
 Net Realized and Unrealized Gain (Loss)
  on Investments                                          (2.68)    (3.578)     8.487       5.51       4.24       2.66
  Total from Investment Operations                        (2.61)    (3.461)     8.604       5.64       4.35       2.78
----------------------------------------------------------------------------------------------------------------------
Distributions
 Dividends from Net Investment Income                        --      (.119)     (.124)      (.13)      (.12)     (.11)
 Distributions from Realized Capital Gains                   --         --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
  Total Distributions                                        --      (.119)     (.124)      (.13)      (.12)     (.11)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                           $27.98     $30.59     $34.17     $25.69     $20.18     $15.95
======================================================================================================================
Total Return*                                            -8.53%    -10.13%     33.50%     27.95%     27.29%     20.92%
======================================================================================================================
Ratios/Supplemental Data
 Net Assets, End of Period (Millions)                    $2,635     $2,643     $2,378     $1,479       $893       $517
 Ratio of Total Expenses to Average Net Assets          0.19%**      0.19%      0.19%      0.19%      0.17%      0.20%
 Ratio of Net Investment Income to
  Average Net Assets                                    0.49%**      0.36%      0.47%      0.62%      0.70%      0.91%
 Portfolio Turnover Rate                                   9%**        17%        12%         5%         4%        12%
======================================================================================================================
*Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1%  redemption  fee on shares  held at least one year but less than five years.
**Annualized.

----------------------------------------------------------------------------------------------------------------------
                                                            Tax-Managed Capital Appreciation Fund Institutional Shares
                                                                Six Months Ended       Year Ended       Feb. 24* to
For a Share Outstanding Throughout Each Period                     June 30, 2001    Dec. 31, 2000     Dec. 31, 1999
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $30.59           $34.18            $26.32
----------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                       .09             .136              .129
 Net Realized and Unrealized Gain (Loss) on Investments                    (2.68)          (3.578)            7.877
----------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                         (2.59)          (3.442)            8.006
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                         --            (.148)            (.146)
 Distributions from Realized Capital Gains                                    --               --                --
----------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                         --            (.148)            (.146)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $28.00           $30.59            $34.18
======================================================================================================================
Total Return**                                                            -8.47%          -10.07%            30.43%
======================================================================================================================
Ratios/Supplemental Data
 Net Assets, End of Period (Millions)                                       $193             $210              $165
 Ratio of Total Expenses to Average Net Assets                            0.08%Y            0.10%            0.10%Y
 Ratio of Net Investment Income to Average Net Assets                     0.60%Y            0.46%            0.56%Y
 Portfolio Turnover Rate                                                     9%Y              17%               12%
======================================================================================================================
*Inception.
**Total  returns do not reflect the 2%  redemption  fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
YAnnualized.

--------------------------------------------------------------------------------------------------------------------
                                                                      Tax-Managed Small-Cap Fund Investor Shares
                                                                Six Months Ended       Year Ended       Feb. 25* to
For a Share Outstanding Throughout Each Period                     June 30, 2001    Dec. 31, 2000     Dec. 31, 1999
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $14.23           $12.61            $10.00
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                       .04             .074              .049
 Net Realized and Unrealized Gain (Loss) on Investments                      .70            1.620             2.615
--------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                           .74            1.694             2.664
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                         --            (.074)            (.054)
 Distributions from Realized Capital Gains                                    --               --                --
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                                           --            (.074)            (.054)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $14.97           $14.23            $12.61
====================================================================================================================
Total Return**                                                             5.20%           13.44%            26.28%
====================================================================================================================
Ratios/Supplemental Data
 Net Assets, End of Period (Millions)                                       $497             $368              $194
 Ratio of Total Expenses to Average Net Assets                            0.20%Y            0.20%            0.19%Y
 Ratio of Net Investment Income to Average Net Assets                     0.63%Y            0.64%            0.70%Y
 Portfolio Turnover Rate                                                    27%Y              64%               27%
====================================================================================================================
*Initial share purchase date.  Subscription period for the fund was February 22, 1999, to March 24, 1999,  during which time all assets were held in money market instruments. Performance measurement begins March 25, 1999.
**Total  returns do not reflect the transaction fee on purchases (0.5% beginning 4/1/2000, 1% through 3/31/2000), the 2% redemption fee on shares held less than one year,  or the 1%  redemption  fee on shares  held at least one year but less than five years.
YAnnualized.

--------------------------------------------------------------------------------------------------------------------
                                                                    Tax-Managed Small-Cap Fund Institutional Shares
                                                                Six Months Ended       Year Ended       Apr. 21* to
For a Share Outstanding Throughout Each Period                     June 30, 2001    Dec. 31, 2000     Dec. 31, 1999
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $14.23           $12.61            $10.76
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                       .06             .085              .044
 Net Realized and Unrealized Gain (Loss) on Investments                      .70            1.620             1.866
--------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                           .76            1.705             1.910
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                         --            (.085)            (.060)
 Distributions from Realized Capital Gains                                    --               --                --
--------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                         --            (.085)            (.060)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                            $14.99           $14.23            $12.61
====================================================================================================================
Total Return**                                                             5.34%           13.53%            17.77%
====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                        $45              $46               $19
 Ratio of Total Expenses to Average Net Assets                            0.10%Y            0.10%            0.10%Y
 Ratio of Net Investment Income to Average Net Assets                     0.72%Y            0.76%            0.74%Y
 Portfolio Turnover Rate                                                    27%Y              64%               27%
====================================================================================================================
*Inception.
**Total  returns do not reflect the transaction fee on purchases (0.5% beginning 4/1/2000, 1% through 3/31/2000), the 2% redemption fee on shares held less than one year,  or the 1%  redemption  fee on shares  held at least one year but less than five years.
YAnnualized.

--------------------------------------------------------------------------------------------------------------------
                                                                     Tax-Managed International Fund Investor Shares
                                                                Six Months Ended       Year Ended       Aug. 17* to
For a Share Outstanding Throughout Each Period                     June 30, 2001    Dec. 31, 2000     Dec. 31, 1999
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $10.14           $11.96            $10.00
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                       .09              .11               .03
 Net Realized and Unrealized Gain (Loss) on Investments                    (1.57)           (1.82)             1.97
  Total from Investment Operations                                         (1.48)           (1.71)             2.00
--------------------------------------------------------------------------------------------------------------------
Distributions
 Dividends from Net Investment Income                                         --             (.11)             (.04)
 Distributions from Realized Capital Gains                                    --               --                --
--------------------------------------------------------------------------------------------------------------------
  Total Distributions                                                         --             (.11)             (.04)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                             $8.66           $10.14            $11.96
====================================================================================================================
Total Return**                                                           -14.60%          -14.29%            20.01%
====================================================================================================================
Ratios/Supplemental Data
 Net Assets, End of Period (Millions)                                       $302             $241              $135
 Ratio of Total Expenses to Average Net Assets                            0.35%Y            0.35%            0.35%Y
 Ratio of Net Investment Income to Average Net Assets                     2.18%Y            1.24%            0.96%Y
 Portfolio Turnover Rate                                                     3%Y               5%                7%
====================================================================================================================
*Inception.
**Total returns do not reflect the transaction fee on purchases (0.25% beginning 4/1/2000,  0.75% through  3/31/2000), the 2% redemption fee on shares held less than one year,  or the 1%  redemption  fee on shares  held at least one year but less than five years.
YAnnualized.


--------------------------------------------------------------------------------
                             Tax-Managed International Fund Institutional Shares
                                                                      Jan. 4* to
For a Share Outstanding Throughout the Period                      June 30, 2001
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $10.13
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
 Net Investment Income                                                       .10
 Net Realized and Unrealized Gain (Loss) on Investments                   (1.57)
--------------------------------------------------------------------------------
  Total from Investment Operations                                        (1.47)
--------------------------------------------------------------------------------
DISTRIBUTIONS
 Dividends from Net Investment Income                                         --
 Distributions from Realized Capital Gains                                    --
--------------------------------------------------------------------------------
  Total Distributions                                                         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                             $8.66
================================================================================
Total Return**                                                           -14.51%
================================================================================
RATIOS/SUPPLEMENTAL DATA
 Net Assets, End of Period (Millions)                                        $55
 Ratio of Total Expenses to Average Net Assets                            0.22%Y
 Ratio of Net Investment Income to Average Net Assets                     2.25%Y
 Portfolio Turnover Rate                                                     3%Y
================================================================================
*Inception.
**Total returns do not reflect the 0.25% transaction fee on purchases or the 2% redemption fee on shares held less than one year.
YAnnualized.

NOTES TO FINANCIAL STATEMENTS
Vanguard Tax-Managed Funds comprise the Tax-Managed Balanced, Tax-Managed Growth and Income, Tax-Managed Capital Appreciation, Tax-Managed Small-Cap, and
Tax-Managed International Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
     The Tax-Managed Growth and Income, Tax-Managed Capital Appreciation, Tax-Managed Small-Cap, and Tax-Managed International Funds each offer two classes of shares, Investor Shares and Institutional Shares. Investor Shares are available to any investor who meets the funds' minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.
     1. Security Valuation: Equity securities listed on an exchange are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Temporary cash investments are valued at cost, which approximates market value. Securities for which market quotations are not available are valued by methods deemed by the board of trustees to represent fair value.
     2. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.
     3. Repurchase Agreements: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
     4.  Foreign   Currency:   Securities  and  other  assets  and   liabilities
denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International in the calculation of its indexes.
     Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).
     5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.
     6. Other: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts on municipal bonds are amortized and accreted, respectively, to interest income over the lives of the respective securities. Fees assessed on capital share transactions are credited to paid-in capital.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At June 30, 2001, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                 Capital Contributed        Percentage                Percentage
                         to Vanguard           of Fund             of Vanguard's
Tax-Managed Fund               (000)        Net Assets            Capitalization
--------------------------------------------------------------------------------
Balanced                       $ 77             0.02%                     0.08%
Growth and Income               458              0.02                      0.46
Capital Appreciation            532              0.02                      0.53
Small-Cap                        94              0.02                      0.09
International                    67              0.02                      0.07
--------------------------------------------------------------------------------

The fund's trustees and officers are also directors and officers of Vanguard.

C. The funds' custodian banks have agreed to reduce their fees when the funds maintain cash on deposit in their non-interest-bearing custody accounts. For the six months ended June 30, 2001, custodian fee offset arrangements reduced the Tax-Managed Balanced, Tax-Managed Capital Appreciation, and Tax-Managed Small-Cap Funds' custodian fee expenses by $2,000, $1,000, and $1,000, respectively.

D. During the six months ended June 30, 2001, purchases and sales of investment securities other than temporary cash investments were:

--------------------------------------------------------------------------------
                                                            (000)
                                            -----------------------------------
Tax-Managed Fund                                Purchases             Sales
--------------------------------------------------------------------------------
Balanced                                         $ 64,087          $ 33,921
Growth and Income                                 205,490            24,923
Capital Appreciation                              357,225           122,339
Small-Cap                                         165,141            63,239
International                                     179,995             4,955
--------------------------------------------------------------------------------

     During the six months ended June 30, 2001, the Tax-Managed International Fund realized net foreign currency losses of $41,000, which decreased distributable net income for tax purposes; accordingly, such losses have been reclassified from accumulated net realized losses to undistributed net investment income.

     During the six months ended June 30, 2001, the Tax-Managed International Fund received securities with a value of $665,000 in corporate spinoffs that increased taxable income and the tax basis cost of investments, but had no effect on net investment income or the cost of investments for financial statement  purposes.  The  securities  were  subsequently  sold.  For  financial statement purposes, the fund has realized gains on these securities that are $665,000 greater than tax basis gains. These realized gains are included in distributable net investment income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized gains to undistributed net investment income.
     At December 31, 2000, the funds had available realized capital losses to offset future net capital gains through the following fiscal year-ends:

--------------------------------------------------------------------------------
                                           Expiration
                                Fiscal Year(s) Ending        Amount
Tax-Managed Fund                         December 31,         (000)
--------------------------------------------------------------------------------
Balanced                                   2005-2007       $ 1,504
Growth and Income                          2004-2009        59,555
Capital Appreciation                       2004-2009       106,599
Small-Cap                                  2007-2009         7,816
International                              2007-2009         3,228
--------------------------------------------------------------------------------

E. At June 30, 2001, net unrealized appreciation (depreciation) of investment securities for financial reporting and federal income tax purposes was:

--------------------------------------------------------------------------------
                                                 (000)
                         -------------------------------------------------------
                                                               Net Unrealized
                         Appreciated          Depreciated        Appreciation
Tax-Managed Fund          Securities           Securities      (Depreciation)
--------------------------------------------------------------------------------
Balanced                    $ 66,543           $ (12,168)            $ 54,375
Growth and Income            562,651            (207,381)             355,270
Capital Appreciation         896,422            (190,620)             705,802
Small-Cap                    117,737             (17,547)             100,190
International                  7,509             (70,155)            (62,646)
--------------------------------------------------------------------------------

The Tax-Managed International Fund had net unrealized foreign currency losses of $17,000 resulting from the translation of other assets and liabilities at June 30, 2001.

F. The market value of securities on loan to broker/dealers at June 30, 2001, and collateral received with respect to such loans were:

--------------------------------------------------------------------------------
                                                        (000)
                                     -------------------------------------------
                                      Market Value                     Cash
                                         of Loaned               Collateral
Tax-Managed Fund                        Securities                 Received
--------------------------------------------------------------------------------
Balanced                                     $ 311                    $ 419
Capital Appreciation                        10,274                   12,395
Small-Cap                                    7,872                    8,021
International                               19,346                   20,273
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

G. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------
                              Six Months Ended                  Year Ended
                                June 30, 2001               December 31, 2000
                           -----------------------     -------------------------
                            Amount         Shares        Amount          Shares
                             (000)          (000)         (000)           (000)
--------------------------------------------------------------------------------
TAX-MANAGED BALANCED FUND
Issued                     $38,082          2,109       $93,213           4,898
Issued in Lieu of Cash
 Distributions               3,999            229         8,795             462
Redeemed*                  (17,110)          (971)      (18,747)           (994)
                         -------------------------------------------------------
 Net Increase (Decrease)    24,971          1,367        83,261           4,366
                         -------------------------------------------------------
*Net of redemption fees for 2001 and 2000 of $135,000 and $194,000, respectively (fund totals).
--------------------------------------------------------------------------------
TAX-MANAGED GROWTH AND INCOME FUND
Investor Shares
 Issued                   $198,034          7,258      $456,636          14,851
 Issued in Lieu of Cash
 Distributions               9,028            353        19,202             621
 Redeemed*                (119,133)        (4,550)     (150,786)         (4,969)
                         -------------------------------------------------------
  Net Increase (Decrease)--
  Investor Shares           87,929          3,061       325,052          10,503
                         -------------------------------------------------------
Institutional Shares
 Issued                     92,975          3,640         6,436             206
 Issued in Lieu of Cash
  Distributions                346             13           328              11
 Redeemed*                  (1,236)           (44)       (8,704)           (297)
                         -------------------------------------------------------
 Net Increase (Decrease)--
  Institutional Shares      92,085          3,609        (1,940)            (80)
                         -------------------------------------------------------
*Net of redemption fees for 2001 and 2000 of $731,000 and $1,503,000, respectively (fund totals).
--------------------------------------------------------------------------------
TAX-MANAGED CAPITAL APPRECIATION FUND
Investor Shares
 Issued                   $307,110         10,795      $677,424          19,938
 Issued in Lieu of Cash
  Distributions                 --             --         8,842             288
 Redeemed*                 (83,461)        (3,046)     (115,160)         (3,413)
                         -------------------------------------------------------
  Net Increase (Decrease)--
  Investor Shares          223,649          7,749       571,106          16,813
                         -------------------------------------------------------
Institutional Shares
 Issued                     41,151          1,558        70,453           2,022
 Issued in Lieu of Cash
  Distributions                 --             --           813              26
 Redeemed*                 (40,000)        (1,549)          (49)             (2)
                         -------------------------------------------------------
  Net Increase (Decrease)--
  Institutional Shares       1,151              9        71,217           2,046
                         -------------------------------------------------------
*Net of redemption fees for 2001 and 2000 of $537,000 and $862,000, respectively (fund totals).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              Six Months Ended                  Year Ended
                                June 30, 2001               December 31, 2000
                           -----------------------     -------------------------
                            Amount         Shares        Amount          Shares
                             (000)          (000)         (000)           (000)
--------------------------------------------------------------------------------
TAX-MANAGED SMALL-CAP FUND
Investor Shares
 Issued                   $111,389          7,931      $147,655          10,965
 Issued in Lieu of Cash
  Distributions                 --             --         1,609             114
 Redeemed*                  (8,170)          (595)       (8,542)           (644)
                           -----------------------------------------------------
  Net Increase (Decrease)--
  Investor Shares          103,219          7,336       140,722          10,435
                           -----------------------------------------------------
Institutional Shares
 Issued                         68              1        22,541           1,744
 Issued in Lieu of Cash
  Distributions                 --             --           204              15
 Redeemed*                  (2,917)          (208)         (588)            (44)
                           -----------------------------------------------------
  Net Increase (Decrease)--
  Institutional Shares      (2,849)          (207)       22,157           1,715
                           -----------------------------------------------------
*Net of redemption fees for 2001 and 2000 of $88,000 and $116,000, respectively (fund totals).
--------------------------------------------------------------------------------
TAX-MANAGED INTERNATIONAL FUND
Investor Shares
 Issued                   $110,676         11,821      $143,129          13,140
 Issued in Lieu of Cash
  Distributions                 --             --         1,726             172
 Redeemed*                  (6,651)          (743)       (8,865)           (844)
                           -----------------------------------------------------
  Net Increase (Decrease)--
  Investor Shares          104,025         11,078       135,990          12,468
                           -----------------------------------------------------
Institutional Shares
 Issued                     64,607          6,368            --              --
 Issued in Lieu of Cash
  Distributions                 --             --            --              --
 Redeemed*                      --             --            --              --
                           -----------------------------------------------------
  Net Increase (Decrease)--
  Institutional Shares      64,607          6,368            --              --
                           -----------------------------------------------------
*Net of redemption fees for 2001 and 2000 of $68,000 and $150,000, respectively (fund totals).
--------------------------------------------------------------------------------

THE ADVANTAGES OF
GETTING CONNECTED
  Visit Vanguard.com

Why wait for the mail? You can get fund reports like this one sooner--and reduce the amount of mail you receive from us. Simply choose to view your fund reports online.
     Consider the benefits of using Vanguard.com. On our website, you can:
     **Choose to receive all fund reports, as well as prospectuses, online. **Request a courtesy e-mail to notify you when a new fund report or prospectus is available.
     When you receive fund reports and prospectuses online, you lower Vanguard's printing and postage costs--and that helps to reduce the expense ratios of your funds. You will continue to receive confirmations of purchases, redemptions, and other account activity by mail.

HOW TO NOTIFY US ABOUT YOUR MAILING PREFERENCES
You can easily tell us to stop mailing your fund reports and prospectuses. Just log on to Vanguard.com (or follow the easy steps to register for secure, online access to your accounts) and update your Web profile. Registered users can also view their account values; download records of recent transactions; research and track the performance of individual securities and funds; buy, exchange, and sell fund shares; and much more.
     If you invest directly with us, you can also elect to receive all of your account statements online or to continue the mailing of only your year-end statements, which detail every transaction you make during the year. However, if you invest with us through an employer-sponsored retirement plan or a financial intermediary, some of these options may not be available to you.
     All Vanguard shareholders can choose to receive our electronic newsletters:
Economic Week in Review, a recap of each week's key economic reports and market activity; and What's New at Vanguard, a monthly update on our mutual funds, services, and online resources.

YOUR ONLINE INFORMATION IS SECURE
Vanguard.com uses some of the most secure forms of online communication available, including data encryption and Secure Sockets Layer (SSL) protocol. These technologies provide a high level of security and privacy when you access your account information, initiate online transactions, or send us messages.

THE VANGUARD(R)
Family of Funds

STOCK FUNDS
500 Index Fund
Calvert Social Index(TM) Fund
Capital Opportunity Fund
Convertible Securities Fund
Developed Markets Index Fund
Emerging Markets Stock Index Fund
Energy Fund
Equity Income Fund
European Stock Index Fund
Explorer(TM) Fund
Extended Market Index Fund
Global Equity Fund
Growth and Income Fund
Growth Equity Fund
Growth Index Fund
Health Care Fund
Institutional Developed Markets Index Fund
Institutional Index Fund
Institutional Total Stock Market Index Fund
International Growth Fund
International Value Fund
Mid-Cap Index Fund
Morgan(TM) Growth Fund
Pacific Stock Index Fund
Precious Metals Fund
PRIMECAP Fund
REIT Index Fund
Selected Value Fund
Small-Cap Growth Index Fund
Small-Cap Index Fund
Small-Cap Value Index Fund
Strategic Equity Fund
Tax-Managed Capital Appreciation Fund
Tax-Managed Growth and Income Fund
Tax-Managed International Fund
Tax-Managed Small-Cap Fund
Total International Stock Index Fund
Total Stock Market Index Fund
U.S. Growth Fund
U.S. Value Fund
Utilities Income Fund
Value Index Fund
Windsor(TM) Fund
Windsor(TM) II Fund

BALANCED FUNDS
Asset Allocation Fund
Balanced Index Fund
LifeStrategy(R) Conservative Growth Fund
LifeStrategy(R) Growth Fund
LifeStrategy(R) Income Fund
LifeStrategy(R) Moderate Growth Fund
STAR(TM) Fund
Tax-Managed Balanced Fund
Wellesley(R) Income Fund
Wellington(TM) Fund

BOND FUNDS
GNMA Fund
High-Yield Corporate Fund
High-Yield Tax-Exempt Fund
Inflation-Protected Securities Fund
Insured Long-Term Tax-Exempt Fund
Intermediate-Term Bond Index Fund
Intermediate-Term Corporate Fund
Intermediate-Term Tax-Exempt Fund
Intermediate-Term Treasury Fund
Limited-Term Tax-Exempt Fund
Long-Term Bond Index Fund
Long-Term Corporate Fund
Long-Term Tax-Exempt Fund
Long-Term Treasury Fund
Short-Term Bond Index Fund
Short-Term Corporate Fund
Short-Term Federal Fund
Short-Term Tax-Exempt Fund
Short-Term Treasury Fund
State Tax-Exempt Bond Funds (California, Florida, Massachusetts, New Jersey,
 New York, Ohio, Pennsylvania)
Total Bond Market Index Fund

MONEY MARKET FUNDS
Admiral(TM) Treasury Money Market Fund
Federal Money Market Fund
Prime Money Market Fund
State Tax-Exempt Money Market Funds (California, New Jersey, New York, Ohio,
 Pennsylvania)
Tax-Exempt Money Market Fund
Treasury Money Market Fund

VARIABLE ANNUITY PLAN
Balanced Portfolio
Diversified Value Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth Portfolio
High-Grade Bond Portfolio
High Yield Bond Portfolio
International Portfolio
Mid-Cap Index Portfolio
Money Market Portfolio
REIT Index Portfolio
Short-Term Corporate Portfolio
Small Company Growth Portfolio

For information about Vanguard funds and our variable annuity plan, including charges and expenses, obtain a prospectus from The Vanguard Group, P.O. Box 2600, Valley Forge, PA 19482-2600. Read it carefully before you invest or send money.

THE PEOPLE
 Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, which is owned by the funds and exists solely to provide services to them on an at-cost basis.
     The majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. They bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.
     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/ directors; and electing Vanguard officers. The list below provides a brief description of each trustee's professional affiliations. The year in which the trustee joined the Vanguard board is noted in parentheses.

--------------------------------------------------------------------------------
TRUSTEES
John J. Brennan (1987) Chairman of the Board, Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies in The Vanguard Group.

Charles D. Ellis (2001) Retired Managing Partner of Greenwich Associates; Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

JoAnn Heffernan Heisen (1998) Vice President, Chief Information Officer, and a member of the Executive Committee of Johnson & Johnson; Director of Johnson & Johnson*Merck Consumer Pharmaceuticals Co., The Medical Center at Princeton, and Women's Research and Education Institute.

Bruce K. MacLaury (1990) President Emeritus of The Brookings Institution; Director of American Express Bank Ltd., The St. Paul Companies, Inc., and National Steel Corp.

Burton G. Malkiel (1977) Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Prudential Insurance Co. of America, Banco Bilbao Argentaria, Gestion, BKF Capital, The Jeffrey Co., NeuVis, Inc., and Select Sector SPDR Trust.

Alfred M. Rankin, Jr. (1993) Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc.; Director of The BFGoodrich Co.

James O. Welch, Jr. (1971) Retired Chairman of Nabisco Brands, Inc. (Food Products); retired Vice Chairman and Director of RJR Nabisco (Food and Tobacco Products); Director of TECO Energy, Inc., and Kmart Corp.

J. Lawrence Wilson (1985) Retired Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of AmeriSource Health Corporation, Cummins Engine Co., and The Mead Corp.; Trustee of Vanderbilt University.


--------------------------------------------------------------------------------
OTHER FUND OFFICERS
R. Gregory Barton, Secretary; Managing Director-;Legal and Secretary of The Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

Thomas J. Higgins, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.


--------------------------------------------------------------------------------
VANGUARD MANAGING DIRECTORS
Robert A. DiStefano, Information Technology.
James H. Gately, Direct Investor Services.
Kathleen C. Gubanich, Human Resources.
Ian A. MacKinnon, Fixed Income Group.
F. William McNabb, III, Institutional Investor Group.
Michael S. Miller, Planning and Development.
Ralph K. Packard, Chief Financial Officer.
George U. Sauter, Quantitative Equity Group.


--------------------------------------------------------------------------------
                                 John C. Bogle
               Founder; Chairman and Chief Executive, 1974-;1996.

[Vanguard Ship Logo]
The Vanguard Group(R)
Post Office Box 2600
Valley Forge, PA 19482-2600

ABOUT OUR COVER

Our cover art evokes both Vanguard's rich past and the course we've set for the future--our determination to provide superior investment performance and top-notch service. The image is based on two works: a painting titled The First Journey of 'Victory,' by the English artist W.L. Wyllie (1851-;1931), and a sculpture of a compass rose on Vanguard's campus near Valley Forge, Pennsylvania.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500, 500, S&P MidCap 400, and S&P SmallCap 600 are trademarks of The McGraw-Hill Companies, Inc. All other index names may contain trademarks and are the exclusive property of their respective owners.

World Wide Web
www.vanguard.com

Fund Information
1-800-662-7447

Direct Investor Account Services
1-800-662-2739

Institutional Investor Services
1-800-523-1036

This report is intended for the funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

(C)2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q872 082001

VANGUARD TAX-MANAGED FUNDS(R)
Statement of Net Assets June 30, 2001 (unaudited)

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.
     This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.), with common stocks listed in descending market value order. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value
(NAV) Per Share.
     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances.
Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

--------------------------------------------------------------------------------
Contents

Tax-Managed Balanced Fund .............................1
Tax-Managed Growth and Income Fund ...................12
Tax-Managed Capital Appreciation Fund ................18
Tax-Managed Small-Cap Fund ...........................24
Tax-Managed International Fund .......................31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE^
BALANCED FUND                                 SHARES                       (000)
--------------------------------------------------------------------------------
COMMON STOCKS (47.3%)
--------------------------------------------------------------------------------

  General Electric Co.                       175,809                       8,571
* Microsoft Corp.                             73,600                       5,373
  Exxon Mobil Corp.                           55,172                       4,819
  Citigroup, Inc.                             85,415                       4,513
  Pfizer, Inc.                               109,925                       4,402
* AOL Time Warner Inc.                        69,110                       3,663
  International Business
   Machines Corp.                             32,200                       3,639
  Intel Corp.                                117,100                       3,425
  American International
   Group, Inc.                                35,877                       3,085
  Johnson & Johnson                           58,032                       2,902
  Merck & Co., Inc.                           40,500                       2,588
  Wal-Mart Stores, Inc.                       49,300                       2,406
* Cisco Systems, Inc.                        120,600                       2,195
  Verizon Communications                      38,000                       2,033
  Home Depot, Inc.                            43,000                       2,002
  SBC Communications Inc.                     45,944                       1,841
  The Coca-Cola Co.                           35,200                       1,584
  AT&T Corp.                                  68,459                       1,506
* Oracle Corp.                                78,800                       1,497
  Philip Morris Cos., Inc.                    27,400                       1,391
  Morgan Stanley Dean
   Witter & Co.                               20,960                       1,346
* Viacom Inc. Class B                         25,771                       1,334
  Bank of America Corp.                       21,605                       1,297
  Bristol-Myers Squibb Co.                    24,700                       1,292
  Eli Lilly & Co.                             17,100                       1,265
  J.P. Morgan Chase & Co.                     27,400                       1,222
  The Walt Disney Co.                         40,400                       1,167
  PepsiCo, Inc.                               25,900                       1,145
  Pharmacia Corp.                             24,775                       1,138
* EMC Corp.                                   38,100                       1,107
* Dell Computer Corp.                         40,500                       1,059
* Amgen, Inc.                                 17,200                       1,044
  American Express Co.                        26,400                       1,024
  Schering-Plough Corp.                       28,100                       1,018
  Wells Fargo & Co.                           21,900                       1,017
  Texas Instruments, Inc.                     31,300                         986

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE^
BALANCED FUND                                 SHARES                       (000)
--------------------------------------------------------------------------------
  Fannie Mae                                  11,500                         979
* Sun Microsystems, Inc.                      61,900                         973
  Freddie Mac                                 13,900                         973
  American Home Products Corp.                16,600                         970
* AT&T Corp.-Liberty Media
   Class A                                    54,694                         957
  Medtronic, Inc.                             20,300                         934
  Merrill Lynch & Co., Inc.                   15,600                         924
  The Procter & Gamble Co.                    14,400                         919
  The Boeing Co.                              15,840                         881
* Applied Materials, Inc.                     17,200                         845
* QUALCOMM, Inc.                              14,300                         836
* Comcast Corp. Special Class A               18,800                         816
  Abbott Laboratories                         16,400                         787
  BellSouth Corp.                             19,300                         777
* Clear Channel
   Communications, Inc.                       12,030                         754
* WorldCom, Inc.-
   WorldCom Group                             52,965                         752
  Enron Corp.                                 15,300                         750
  Hewlett-Packard Co.                         25,000                         715
  Cardinal Health, Inc.                        9,490                         655
  Baxter International, Inc.                  13,200                         647
* Veritas Software Corp.                       9,419                         627
  Chevron Corp.                                6,500                         588
  Qwest Communications
   International Inc.                         18,351                         585
  Waste Management, Inc.                      18,801                         579
  UnitedHealth Group Inc.                      9,000                         556
  McDonald's Corp.                            20,300                         549
  Alcoa Inc.                                  13,888                         547
* Kohl's Corp.                                 8,600                         539
* Safeway, Inc.                               11,134                         534
* Tenet Healthcare Corp.                      10,127                         522
* The Kroger Co.                              20,700                         518
  Lehman Brothers Holdings, Inc.               6,600                         513
  First Data Corp.                             7,984                         513
  Texaco Inc.                                  7,688                         512
  Motorola, Inc.                              30,806                         510
  Walgreen Co.                                14,600                         499
* Micron Technology, Inc.                     12,100                         497
* Siebel Systems, Inc.                        10,600                         497
  Lowe's Cos., Inc.                            6,700                         486
  Providian Financial Corp.                    8,000                         474
* Cendant Corp.                               24,126                         470
  Conoco Inc. Class B                         16,200                         468
* Costco Wholesale Corp.                      11,300                         464
  AFLAC, Inc.                                 14,400                         453
  Automatic Data Processing, Inc.              9,000                         447
  Harley-Davidson, Inc.                        9,500                         447
* Genzyme Corp.                                7,300                         445
* AES Corp.                                   10,300                         443
  State Street Corp.                           8,800                         436
  Southwest Airlines Co.                      23,418                         433
  Anadarko Petroleum Corp.                     7,996                         432
* Analog Devices, Inc.                         9,934                         430
* Concord EFS, Inc.                            8,175                         425
  Paychex, Inc.                               10,350                         414
  The Goldman Sachs Group, Inc.                4,800                         412
* KLA-Tencor Corp.                             7,000                         409
  Dynegy, Inc.                                 8,724                         406
  Capital One Financial Corp.                  6,700                         402
* Fiserv, Inc.                                 6,150                         393
* Forest Laboratories, Inc.                    5,500                         391
* Gemstar-TV Guide
   International, Inc.                         9,000                         383
* Brocade Communications
   Systems, Inc.                               8,700                         383
  El Paso Corp.                                7,257                         381
* Sprint PCS                                  15,700                         379
* PeopleSoft, Inc.                             7,700                         379
* Lexmark International, Inc.                  5,600                         377
* Advanced Micro Devices, Inc.                13,000                         375
* Calpine Corp.                                9,900                         374
  Bank One Corp.                              10,264                         367
  U.S. Bancorp                                16,100                         367
  FleetBoston Financial Corp.                  9,300                         367
  Adobe Systems, Inc.                          7,800                         367
  Golden West Financial Corp.                  5,700                         366
* Starbucks Corp.                             15,800                         363
* Xilinx, Inc.                                 8,800                         363
  Linear Technology Corp.                      8,200                         363
  Charles Schwab Corp.                        23,650                         362
* Bed Bath & Beyond, Inc.                     11,500                         359
* Maxim Integrated Products, Inc.              8,100                         358
* eBay Inc.                                    5,200                         356
  MBNA Corp.                                  10,700                         353
* IVAX Corp.                                   9,037                         352
  Stryker Corp.                                6,400                         351
* King Pharmaceuticals, Inc.                   6,500                         349
* Electronic Arts Inc.                         6,000                         347
  M & T Bank Corp.                             4,600                         347
* FedEx Corp.                                  8,600                         346
  Progressive Corp. of Ohio                    2,500                         338
* Agilent Technologies, Inc.                  10,363                         337
* Altera Corp.                                11,600                         336
* Kmart Corp.                                 29,300                         336
* HEALTHSOUTH Corp.                           20,800                         332
* Health Management
   Associates Class A                         15,712                         331
* SunGard Data Systems, Inc.                  11,000                         330
* Quest Diagnostics, Inc.                      4,400                         329
  Telephone & Data Systems, Inc.               3,000                         326
* MedImmune Inc.                               6,900                         326
  Northern Trust Corp.                         5,200                         325

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE^
BALANCED FUND                                 SHARES                       (000)
--------------------------------------------------------------------------------
* Wellpoint Health Networks Inc.
   Class A                                     3,433                         324
  Loews Corp.                                  5,000                         322
* Watson Pharmaceuticals, Inc.                 5,200                         321
  Metropolitan Life Insurance Co.             10,300                         319
* AutoZone Inc.                                8,500                         319
* Apple Computer, Inc.                        13,700                         319
  E.I. du Pont de Nemours & Co.                6,600                         318
  Franklin Resources Corp.                     6,900                         316
* Staples, Inc.                               19,737                         316
* General Motors Corp. Class H                15,562                         315
  Starwood Hotels & Resorts
   Worldwide, Inc.                             8,401                         313
  MGIC Investment Corp.                        4,300                         312
* Chiron Corp.                                 6,040                         308
* Tricon Global Restaurants, Inc.              7,000                         307
  Amerada Hess Corp.                           3,800                         307
* AutoNation, Inc.                            25,900                         300
* International Game Technology                4,800                         300
* St. Jude Medical, Inc.                       4,992                         300
* Univision Communications Inc.                7,000                         299
  Biomet, Inc.                                 6,150                         296
  Stilwell Financial, Inc.                     8,800                         295
* Allied Waste Industries, Inc.               15,800                         295
* BISYS Group, Inc.                            5,000                         295
  AMBAC Financial Group Inc.                   5,050                         294
  John Hancock Financial
   Services, Inc.                              7,300                         294
* JDS Uniphase Corp.                          23,500                         294
  Cintas Corp.                                 6,350                         294
* Federated Department
   Stores, Inc.                                6,900                         293
* Cox Communications, Inc.
   Class A                                     6,600                         292
  USA Education Inc.                           4,000                         292
* Intuit, Inc.                                 7,300                         292
* Republic Services, Inc. Class A             14,700                         292
  The Gap, Inc.                               10,025                         291
* SPX Corp.                                    2,300                         288
* BJ's Wholesale Club, Inc.                    5,400                         288
* Solectron Corp.                             15,600                         285
* AMR Corp.                                    7,900                         285
* Trigon Healthcare, Inc.                      4,400                         285
  Minnesota Mining &
   Manufacturing Co.                           2,500                         285
  Devon Energy Corp.                           5,390                         283
  Moody's Corp.                                8,400                         281
* CIENA Corp.                                  7,400                         281
* Comverse Technology, Inc.                    4,900                         280
  Homestake Mining Co.                        36,100                         280
  First Union Corp.                            8,000                         280
* Citrix Systems, Inc.                         8,000                         279
* EchoStar Communications Corp.                8,600                         279
* Cabletron Systems, Inc.                     12,200                         279
* Andrx Corp. - Andrx Group                    3,600                         277
* Jones Apparel Group, Inc.                    6,400                         276
* American Standard Cos., Inc.                 4,600                         276
* Weatherford International, Inc.              5,715                         274
  The Pepsi Bottling Group, Inc.               6,800                         273
* Niagara Mohawk Holdings Inc.                15,400                         272
* Sabre Holdings Corp.                         5,440                         272
* Biogen, Inc.                                 5,000                         272
* Smurfit-Stone Container Corp.               16,688                         270
  Danaher Corp.                                4,800                         269
* Harrah's Entertainment, Inc.                 7,600                         268
* LSI Logic Corp.                             14,100                         265
* USA Networks, Inc.                           9,400                         265
  The Bank of New York Co., Inc.               5,500                         264
* Universal Health Services
   Class B                                     5,800                         264
* Robert Half International, Inc.             10,600                         264
* Agere Systems Inc.                          35,000                         262
* ICOS Corp.                                   4,100                         262
* Toys R Us, Inc.                             10,600                         262
* National Semiconductor Corp.                 9,000                         262
  Ford Motor Co.                              10,665                         262
  Golden State Bancorp Inc.                    8,500                         262
  Gillette Co.                                 9,000                         261
* Oxford Health Plan                           9,100                         260
* Mirant Corp.                                 7,500                         258
  Expeditors International of
   Washington, Inc.                            4,300                         258
* BEA Systems, Inc.                            8,400                         258
  The PMI Group Inc.                           3,550                         258
  Transatlantic Holdings, Inc.                 2,100                         257
  Kerr-McGee Corp.                             3,874                         257
  Kinder Morgan, Inc.                          5,100                         256
* Compuware Corp.                             18,100                         253
  Illinois Tool Works, Inc.                    4,000                         253
  Fluor Corp.                                  5,600                         253
* Thermo Electron Corp.                       11,475                         253
* NCR Corp.                                    5,368                         252
* Affiliated Computer
   Services, Inc. Class A                      3,500                         252
  Ocean Energy, Inc.                          14,400                         251
* BroadWing Inc.                              10,200                         249
  EOG Resources, Inc.                          7,000                         249
* NEXTEL Communications, Inc.                 14,200                         249
* Best Buy Co., Inc.                           3,900                         248
* DST Systems, Inc.                            4,700                         248
  Compaq Computer Corp.                       15,981                         248
  Edison International                        22,100                         246
* Office Depot, Inc.                          23,700                         246
* Gentex Corp.                                 8,800                         245
  Plum Creek Timber Co. Inc. REIT              8,700                         244
  Rouse Co. REIT                               8,500                         244

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE^
BALANCED FUND                                 SHARES                       (000)
--------------------------------------------------------------------------------
* Genentech, Inc.                              4,400                         242
  Mattel, Inc.                                12,780                         242
* BMC Software, Inc.                          10,700                         241
* Atmel Corp.                                 17,800                         240
  CenturyTel, Inc.                             7,875                         239
* CDW Computer Centers, Inc.                   6,000                         238
  General Motors Corp.                         3,679                         237
  The St. Joe Co.                              8,800                         237
  Newmont Mining Corp.                        12,689                         236
  Radian Group, Inc.                           5,800                         235
* Cooper Cameron Corp.                         4,200                         234
  PepsiAmericas, Inc.                         17,600                         234
* Teradyne, Inc.                               7,000                         232
  Mylan Laboratories, Inc.                     8,200                         231
  Apache Corp.                                 4,500                         228
* Cablevision Systems Corp.-
   NY Group Class A                            3,900                         228
* FMC Corp.                                    3,300                         226
* Energizer Holdings, Inc.                     9,800                         225
  Allmerica Financial Corp.                    3,900                         224
* Conseco Inc.                                16,400                         224
* IDEC Pharmaceuticals Corp.                   3,300                         223
  ServiceMaster Co.                           18,600                         223
* Emulex Corp.                                 5,500                         222
* Jabil Circuit, Inc.                          7,200                         222
* Novellus Systems, Inc.                       3,900                         221
  Lyondell Chemical Co.                       14,400                         221
* Express Scripts                              4,000                         220
* Global Marine, Inc.                         11,800                         220
  Federated Investors, Inc.                    6,800                         219
  Sysco Corp.                                  8,000                         217
  The MONY Group Inc.                          5,400                         217
* Big Lots Inc.                               15,800                         216
* Guidant Corp.                                6,000                         216
  Total System Services, Inc.                  7,600                         216
  Legg Mason Inc.                              4,300                         214
* Brinker International, Inc.                  8,250                         213
* Fox Entertainment Group, Inc.
   Class A                                     7,600                         212
* Park Place Entertainment                    17,500                         212
  Estee Lauder Cos. Class A                    4,900                         211
* Western Wireless Corp.
   Class A                                     4,900                         211
  Molex, Inc.                                  5,766                         211
  General Dynamics Corp.                       2,700                         210
* BJ Services Co.                              7,400                         210
* Noble Drilling Corp.                         6,400                         210
  Coca-Cola Enterprises, Inc.                 12,800                         209
  Northrop Grumman Corp.                       2,600                         208
* Unisys Corp.                                14,100                         207
* Citizens Communications Co.                 17,137                         206
  ENSCO International, Inc.                    8,800                         206
* Cadence Design Systems, Inc.                11,000                         205
  Fastenal Co.                                 3,300                         205
* Apogent Technologies Inc.                    8,300                         204
  PG&E Corp.                                  18,200                         204
* Rowan Cos., Inc.                             9,200                         203
  Delta Air Lines, Inc.                        4,600                         203
* Orion Power Holdings, Inc.                   8,500                         202
* MGM Mirage, Inc.                             6,714                         201
* Nabors Industries, Inc.                      5,400                         201
  Reinsurance Group of America, Inc.           5,300                         201
  Sigma-Aldrich Corp.                          5,200                         201
  C.H. Robinson Worldwide, Inc.                7,200                         201
  Lockheed Martin Corp.                        5,400                         200
  NSTAR                                        4,700                         200
* Lamar Advertising Co. Class A                4,500                         198
  ALLTEL Corp.                                 3,230                         198
* Smith International, Inc.                    3,300                         198
* CNA Financial Corp.                          5,000                         197
* Continental Airlines, Inc. Class B           4,000                         197
* Sanmina Corp.                                8,400                         197
* U.S. Cellular Corp.                          3,400                         196
* Triton PCS, Inc.                             4,700                         193
* Adelphia Communications
   Corp. Class A                               4,700                         193
  Countrywide Credit
   Industries, Inc.                            4,200                         193
* KPMG Consulting Inc.                        12,500                         192
* Dollar Tree Stores, Inc.                     6,850                         191
  IBP, Inc.                                    7,500                         189
* SCI Systems, Inc.                            7,400                         189
* Gateway, Inc.                               11,400                         188
  Lucent Technologies, Inc.                   30,241                         187
  Northeast Utilities                          8,900                         185
* Computer Sciences Corp.                      5,300                         183
  IMS Health, Inc.                             6,400                         182
* Grant Prideco, Inc.                         10,415                         182
  Darden Restaurants Inc.                      6,500                         181
* Parametric Technology Corp.                 12,900                         180
* Abercrombie & Fitch Co.                      4,000                         178
* TeleCorp PCS, Inc.                           9,188                         178
* Immunex Corp.                               10,000                         178
  Wesco Financial Corp.                          510                         177
  Neuberger Berman Inc.                        2,600                         177
* Convergys Corp.                              5,800                         175
* ADC Telecommunications, Inc.                26,500                         175
* Tellabs, Inc.                                9,000                         174
  Manpower Inc.                                5,800                         173
* Boston Scientific Corp.                     10,200                         173
* Hanover Compressor Co.                       5,200                         172
  Kimberly-Clark Corp.                         3,072                         172
* Rational Software Corp.                      6,100                         171
  Herman Miller, Inc.                          7,000                         169
* Northwest Airlines Corp. Class A             6,700                         169
  Williams Cos., Inc.                          5,100                         168
  International Paper Co.                      4,658                         166
* AmeriCredit Corp.                            3,200                         166

--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE^
                                              SHARES                       (000)
--------------------------------------------------------------------------------
* Varco International, Inc.                    8,900                         166
* Pride International Inc.                     8,700                         165
  Anheuser-Busch Cos., Inc.                    4,000                         165
  NIKE, Inc. Class B                           3,900                         164
* Millennium Pharmaceuticals, Inc.             4,600                         164
* Newfield Exploration Co.                     5,000                         160
* Yahoo!, Inc.                                 8,000                         160
* Celgene Corp.                                5,500                         159
  Noble Affiliates, Inc.                       4,400                         156
* Juniper Networks, Inc.                       5,000                         156
  Millipore Corp.                              2,500                         155
* Capstone Turbine Corp.                       7,000                         155
  Corning, Inc.                                9,200                         154
* Coach, Inc.                                  4,000                         152
  McKesson HBOC, Inc.                          4,100                         152
* Waters Corp.                                 5,500                         152
  HCA Inc.                                     3,302                         149
* Instinet Group Inc.                          8,000                         149
* Navistar International Corp.                 5,300                         149
* American Tower Corp. Class A                 7,200                         149
* Reliant Resources, Inc.                      6,000                         148
* Sepracor Inc.                                3,700                         147
  Tootsie Roll Industries, Inc.                3,811                         147
  Computer Associates
   International, Inc.                         4,046                         146
* PanAmSat Corp.                               3,744                         146
  Emerson Electric Co.                         2,400                         145
* Smithfield Foods, Inc.                       3,600                         145
  Hercules, Inc.                              12,700                         144
* Global Industries Ltd.                      11,500                         143
* Quantum Corp.- DLT &
   Storage Systems                            14,200                         143
* Lear Corp.                                   4,100                         143
* National-Oilwell, Inc.                       5,300                         142
* Saks Inc.                                   14,700                         141
* Barr Labs Inc.                               2,000                         141
  Caterpillar, Inc.                            2,800                         140
* Integrated Device Technology Inc.            4,400                         139
  Xcel Energy, Inc.                            4,900                         139
* Venator Group, Inc.                          9,100                         139
* KEMET Corp.                                  7,000                         139
  The Hartford Financial
   Services Group Inc.                         2,000                         137
  Sprint Corp.                                 6,400                         137
* Quanta Services, Inc.                        6,200                         137
* Barrett Resources Corp.                      2,300                         136
* MiniMed, Inc.                                2,800                         134
* Sicor, Inc.                                  5,800                         134
* Barnes & Noble, Inc.                         3,400                         134
* Marine Drilling Co., Inc.                    7,000                         134
  Martin Marietta Materials, Inc.              2,700                         134
  Becton, Dickinson & Co.                      3,700                         132
  St. Paul Cos., Inc.                          2,600                         132
* Synopsys, Inc.                               2,700                         131
* Jacobs Engineering Group Inc.                2,000                         130
* Network Appliance, Inc.                      9,500                         130
  Sovereign Bancorp, Inc.                     10,000                         130
* US Airways Group, Inc.                       5,300                         129
* Pactiv Corp.                                 9,600                         129
* Catellus Development Corp.                   7,300                         127
* American Eagle Outfitters, Inc.              3,600                         127
* i2 Technologies, Inc.                        6,400                         127
  PerkinElmer, Inc.                            4,600                         127
* Security Capital Group Inc.
   Class B                                     5,900                         126
* VeriSign, Inc.                               2,100                         126
* Amazon.com, Inc.                             8,900                         126
  NiSource, Inc.                               4,577                         125
* Broadcom Corp.                               2,900                         124
* Mohawk Industries, Inc.                      3,500                         123
  Albertson's, Inc.                            4,100                         123
* Chris-Craft Industries, Inc.                 1,721                         123
* Vitesse Semiconductor Corp.                  5,800                         122
* Finisar Corp.                                6,500                         121
* McDATA Corp. Class A                         6,902                         121
* Plug Power, Inc.                             5,600                         121
  Fifth Third Bancorp                          2,000                         120
  Honeywell International Inc.                 3,400                         119
  Electronic Data Systems Corp.                1,900                         119
  Baker Hughes, Inc.                           3,540                         119
* Metro-Goldwyn-Mayer Inc.                     5,200                         118
  Leucadia National Corp.                      3,600                         117
* Sealed Air Corp.                             3,120                         116
  United Parcel Service, Inc.                  2,000                         116
* Outback Steakhouse                           3,950                         114
* Tech Data Corp.                              3,400                         113
* NRG Energy, Inc.                             5,100                         113
* Avaya Inc.                                   8,153                         112
* NTL Inc.                                     9,206                         111
* PMC Sierra Inc.                              3,500                         109
* Human Genome Sciences, Inc.                  1,800                         108
  Circuit City Stores, Inc.                    6,000                         108
  DENTSPLY International Inc.                  2,400                         106
* Applied Micro Circuits Corp.                 6,044                         104
* Hispanic Broadcasting Corp.                  3,600                         103
* Time Warner Telecom Inc.                     3,000                         101
  MBIA, Inc.                                   1,800                         100
* Palm, Inc.                                  16,483                         100
  Dime Bancorp, Inc.                           2,600                          97
  Kellogg Co.                                  3,200                          93
* American Power Conversion Corp.              5,800                          91
  Massey Energy Co.                            4,600                          91
  American General Corp.                       1,950                          91
  Praxair, Inc.                                1,900                          89
* McLeodUSA, Inc. Class A                     19,400                          89
  R.J. Reynolds Tobacco
   Holdings, Inc.                              1,501                          82
  United Technologies Corp.                    1,000                          73

--------------------------------------------------------------------------------
                                                                          MARKET
TAX-MANAGED                                                               VALUE^
BALANCED FUND                                 SHARES                       (000)
--------------------------------------------------------------------------------
* 3Com Corp.                                  15,000                          71
* BHC Communications, Inc.
   Class A                                       500                          69
* Conexant Systems, Inc.                       7,700                          69
  Hilton Hotels Corp.                          5,779                          67
  Burlington Northern
   Santa Fe Corp.                              2,038                          61
* PRIMEDIA Inc.                                9,000                          61
  Zions Bancorp                                1,000                          59
* Knight Trading Group, Inc.                   5,500                          59
  Nucor Corp.                                  1,200                          59
* Micromuse Inc.                               2,000                          56
* Level 3 Communications, Inc.                 9,900                          54
  Diamond Offshore Drilling, Inc.              1,600                          53
  Marriott International, Inc. Class A         1,100                          52
* QLogic Corp.                                   800                          52
* Arrow Electronics, Inc.                      2,100                          51
* Cablevision Systems Corp.-
   Rainbow Media Group                         1,950                          50
  W.W. Grainger, Inc.                          1,200                          49
  Dollar General Corp.                         2,460                          48
  Delphi Automotive Systems Corp.              2,935                          47
  Rohm & Haas Co.                              1,400                          46
  The Clorox Co.                               1,300                          44
* Mercury Interactive Corp.                      700                          42
  SCANA Corp.                                  1,400                          40
  Wrigley, (Wm.) Jr. Co.                         800                          37
  The Limited, Inc.                            2,138                          35
* WorldCom, Inc.-MCI Group                     2,118                          34
  Beckman Coulter, Inc.                          800                          33
* BroadVision, Inc.                            6,200                          31
* Ceridian Corp.                               1,600                          31
  Newell Rubbermaid, Inc.                      1,218                          31
  Georgia Pacific Group                          872                          30
* Exodus Communications, Inc.                 13,500                          28
  E.W. Scripps Co. Class A                       400                          28
  ITT Industries, Inc.                           600                          27
  Belo Corp. Class A                           1,400                          26
  Host Marriott Corp. REIT                     2,100                          26
  Autodesk, Inc.                                 700                          26
* Sonus Networks, Inc.                         1,100                          26
  Hasbro, Inc.                                 1,725                          25
  Sealed Air Corp. $2.00 Cvt. Pfd.               617                          25
  Cinergy Corp.                                  700                          24
  CVS Corp.                                      628                          24
  21st Century Insurance Group                 1,300                          24
  Reynolds & Reynolds Class A                  1,100                          24
  TXU Corp.                                      472                          23
  FirstEnergy Corp.                              700                          23
* Allegiance Telecom, Inc.                     1,500                          22
  Burlington Resources, Inc.                     500                          20
  Union Pacific Corp.                            359                          20
* Mandalay Resort Group                          700                          19
* Metromedia Fiber Network, Inc.               8,400                          17
  Nordstrom, Inc.                                900                          17
* Applera Corp.-Celera
   Genomics Group                                400                          16
* Aetna Inc.                                     569                          15
  Visteon Corp.                                  693                          13
* Williams Communications
   Group, Inc.                                 4,194                          12
  RadioShack Corp.                               400                          12
  Torchmark Corp.                                300                          12
* Roxio, Inc.                                    609                           8
  Allegheny Technologies Inc.                    288                           5
* Crown Castle International Corp.               300                           5
  UAL Corp.                                      100                           4
* Openwave Systems Inc.                          100                           3
  Archer-Daniels-Midland Co.                     211                           3
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $147,788)                                                         194,955
--------------------------------------------------------------------------------
                                                Face
                                              Amount
                                               (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (51.7%)
--------------------------------------------------------------------------------
Alaska (0.4%)
Matanuska-Susitna Borough AK GO
 5.50%, 3/1/2012                              $1,695                       1,825
                                                                ----------------
Arizona (0.6%)
Arizona Transp. Board Highway Rev.
 6.50%, 7/1/2011                               1,000                       1,052
Arizona Transp. Excise Tax Rev.
 6.50%, 7/1/2004                               1,250                       1,357
                                                                ----------------
                                                                           2,409
                                                                ----------------
California (2.3%)
California Dept. of Water (Central Valley Project)
 8.25%, 12/1/2003                                290                         324
California GO
 6.40%, 2/1/2006 (1)                             500                         558
California Health Fac. Finance Auth.
 (Catholic Healthcare West)
 6.25%, 7/1/2006 (1)                             395                         443
California Public Works Board Lease Rev.
 (Dept. of Corrections)
 5.00%, 9/1/2011 (2)                           1,535                       1,608
Central Coast CA Water Auth.
 6.00%, 10/1/2008 (2)                          1,000                       1,115
Clovis CA Unified School Dist. GO
 0.00%, 8/1/2005 (3)                           2,000                       1,726
Los Angeles CA Unified School Dist. GO
 6.00%, 7/1/2008 (3)                           1,000                       1,127
Los Angeles CA Wastewater System Rev.
 5.75%, 6/1/2010 (1)                             400                         419
San Bernardino CA Medical Center COP
 5.50%, 8/1/2005 (1)                             500                         540

--------------------------------------------------------------------------------
                                                Face                      Market
                                              Amount                      Value^
                                               (000)                       (000)
--------------------------------------------------------------------------------
South Orange County CA Public Finance Auth.
 7.00%, 9/1/2006 (1)                             875                       1,011
Univ. of California Rev.
 (Multiple Purpose Project)
 12.00%, 9/1/2003 (2)                            500                         590
                                                                ----------------
                                                                           9,461
                                                                ----------------

Connecticut (0.5%)
Connecticut GO
 6.00%, 5/15/2003                              1,000                       1,054
South Central Connecticut Regional
 Water Auth. Water System Rev.
 5.75%, 8/1/2006 (3)                             900                         951
                                                                ----------------
                                                                           2,005
                                                                ----------------

District of Columbia (1.7%)
District of Columbia GO
 5.40%, 6/1/2012 (2)                             455                         477
 5.50%, 6/1/2004 (4)                           1,000                       1,055
 5.50%, 6/1/2007                               2,000                       2,150
 6.75%, 6/1/2005 (1)                               5                           5
District of Columbia Rev.
 (George Washington Univ.)
 6.00%, 9/15/2011 (1)                          3,000                       3,331
                                                                ----------------
                                                                           7,018
                                                                ----------------

Florida (1.2%)
Broward County FL School Dist. GO
 5.30%, 2/15/2004                              1,295                       1,355
Dade County FL Water & Sewer
 System Rev. VRDO
 2.60%, 7/4/2001 (3)                             200                         200
Florida Turnpike Auth. Rev.
 5.25%, 7/1/2009 (3)                             485                         519
 5.25%, 7/1/2010 (3)                             825                         876
Jacksonville FL Electric Auth. Rev. VRDO
 (Electric System)
 3.30%, 7/3/2001                                 140                         140
Lee County FL School Board COP
 6.00%, 8/1/2005 (3)                             800                         869
Tampa FL Health System Rev.
 (Catholic Health)
 5.00%, 11/15/2009 (2)                         1,000                       1,040
                                                                ----------------
                                                                           4,999
                                                                ----------------

Georgia (2.0%)
Atlanta GA Airport Rev.
 5.75%, 1/1/2013 (3)                           3,370                       3,663
Burke County GA Dev. Auth. PCR VRDO
 (Oglethorpe Power Corp.)
 3.35%, 7/3/2001 (2)                             250                         250
Georgia GO
 6.00%, 3/1/2004                               1,000                       1,066
Georgia Muni. Electric Auth.
 6.25%, 1/1/2012 (1)                           3,000                       3,422
                                                                ----------------
                                                                           8,401
                                                                ----------------

Hawaii (0.5%)
Hawaii GO
 5.875%, 10/1/2014 (1)                         1,870                       2,033

Illinois (0.7%)
Chicago IL GO (City Colleges
 Improvement Projects)
 0.00%, 1/1/2012 (3)                           2,380                       1,420
Illinois Health Fac. Auth. Rev.
 (Hosp. Sisters Services Inc.)
 5.00%, 6/1/2002                               1,635                       1,668
                                                                ----------------
                                                                           3,088
                                                                ----------------

Kansas (0.5%)
Kansas Dev. Finance Auth. Board of Regents
 5.50%, 10/1/2003                              1,800                       1,892


Kentucky (0.1%)
Kentucky Property & Buildings Comm. Rev.
 5.80%, 9/1/2006                                 400                         417


Louisiana (1.8%)
Louisiana Public Fac. Auth. Hosp. Rev.
 (Franciscan Missionaries)
 5.00%, 7/1/2002 (4)                           2,000                       2,044
Louisiana GO
 5.50%, 5/15/2015                              2,665                       2,802
St. Charles Parish LA PCR PUT
 (Entergy Inc.)
 5.35%, 10/1/2003                              2,400                       2,456
                                                                ----------------
                                                                           7,302
                                                                ----------------

Maryland (0.8%)
Maryland Dept. of Transp.
 5.20%, 9/15/2004                                400                         422
Maryland Health & Higher Educ.
 Fac. Auth. Rev. (Johns Hopkins Univ.)
 6.00%, 7/1/2005                               2,740                       2,991
                                                                ----------------
                                                                           3,413
                                                                ----------------

Massachusetts (2.2%)
Chelsea MA GO
 5.50%, 6/15/2011 (2)                            740                         797
 5.50%, 6/15/2012 (2)                            735                         788
Massachusetts GO VRDO
 2.45%, 7/5/2001 400 400
Massachusetts Bay Transp. Auth.
 5.125%, 3/1/2013                              1,695                       1,742
 6.25%, 3/1/2005                               1,000                       1,088
Massachusetts Health & Educ. Fac.
 Auth. Rev. (Northeastern Univ.)
 5.00%, 10/1/2017 (1)                          1,000                         998
Massachusetts Ind. Finance Agency
 Resource Recovery Rev.
 (Refusetech Inc. Project)
 6.30%, 7/1/2005                               1,000                       1,057

--------------------------------------------------------------------------------
                                                Face                      MARKET
TAX-MANAGED                                   Amount                      VALUE^
BALANCED FUND                                  (000)                       (000)
--------------------------------------------------------------------------------
Massachusetts Water Pollution Abatement Trust
 6.00%, 8/1/2010                               1,780                       1,994
Massachusetts Water Resources Auth.
 5.75%, 8/1/2004 (1) (Prere.)                    300                         325
                                                                ----------------
                                                                           9,189
                                                                ----------------
Michigan (2.6%)
Dickinson County MI Memorial
 Hosp. System Rev.
 7.625%, 11/1/2005                               320                         350
Greater Detroit MI Resource
 Recovery Auth.
 6.25%, 12/13/2006 (2)                         1,200                       1,339
Michigan Building Auth.
 5.125%, 10/15/2011                            3,015                       3,133
 5.30%, 10/1/2010                              1,250                       1,328
Michigan Environmental Protection
 Program GO
 6.25%, 11/1/2008                              1,000                       1,063
Michigan Housing Dev. Auth. Rev.
 6.30%, 4/1/2004                               1,000                       1,043
Michigan Muni. Bond Auth. Rev.
 Clean Water Revolving Fund
 5.875%, 10/1/2014                             2,110                       2,318
                                                                ----------------
                                                                          10,574
                                                                ----------------

Mississippi (0.9%)
Mississippi GO
 6.00%, 12/1/2004                              3,330                       3,601


Missouri (0.8%)
Missouri Health & Educ. Fac. Auth.
 Health Fac. Rev. (St. Lukes Episcopal-
 Presbyterian Hosp.)
 5.50%, 12/1/2015 (4)                          2,965                       3,096


Nebraska (0.6%)
Nebraska Public Power Dist. Rev.
 5.25%, 1/1/2005 (1)                           2,000                       2,103
 5.25%, 1/1/2010 (1)                             125                         132
 5.25%, 1/1/2011 (1)                             225                         237
                                                                ----------------
                                                                           2,472
                                                                ----------------

Nevada (0.6%)
Clark County NV Airport Rev.
 5.00%, 7/1/2005 (1)                           1,705                       1,785
Clark County NV School Dist. GO
 5.90%, 6/15/2006 (3)(Prere.)                    750                         829
                                                                ----------------
                                                                           2,614
                                                                ----------------
New Jersey (5.0%)
New Jersey Econ. Dev. Auth. Market
 Transition Fac. Rev.
 5.70%, 7/1/2005 (1)                             400                         432
New Jersey Health Care Fac.
 Auth. Rev. (Atlantic City Medical Center)
 6.80%, 7/1/2005                               1,000                       1,055
New Jersey Transit Corp. GAN
 5.50%, 9/15/2011 (2)                          3,000                       3,264
New Jersey Transp. Corp. GAN
 5.50%, 9/1/2003                               2,500                       2,626
New Jersey Transp. Trust Fund Auth.
 5.00%, 6/15/2014                              1,555                       1,582
 6.00%, 6/15/2005 (2)                          2,500                       2,727
 6.00%, 6/15/2008                                250                         280
New Jersey Turnpike Auth. Rev.
 5.625%, 1/1/2015 (1)                          8,000                       8,543
                                                                ----------------
                                                                          20,509
                                                                ----------------

New York (5.3%)
Erie County NY GO
 6.125%, 1/15/2011 (3)                           610                         697
Hempstead NY GO
 5.625%, 2/1/2011 (3)                            840                         905
Huntington NY GO
 6.70%, 2/1/2010 (3)                             375                         441
Long Island NY Power Auth. Electric
 System Rev.
 5.50%, 12/1/2009 (2)                          2,000                       2,184
Metro. NY Transp. Auth.
 6.00%, 7/1/2006 (1)                           1,000                       1,108
Metro. NY Transp. Auth.
 Dedicated Tax Fund
 6.125%, 4/1/2014 (3)                          2,110                       2,369
New York City NY GO
 6.375%, 8/15/2005 (Prere.)                      135                         151
 6.375%, 8/15/2009                               505                         558
 7.10%, 8/15/2004 (Prere.)                       500                         561
New York City NY GO VRDO
 3.20%, 7/3/2001 (1)                             200                         200
New York City NY IDA
 (USTA National Tennis Center)
 6.25%, 11/15/2006                             2,000                       2,192
New York City NY Muni. Water
 Finance Auth. Water & Sewer
 System Rev. VRDO
 3.10%, 7/3/2001 (3)                             260                         260
New York City NY Transitional
 Finance Auth.
 5.875%, 11/1/2012                             3,305                       3,684
New York State Dormitory
 Auth. Rev. (State Univ.)
 5.375%, 5/15/2007 (2)                           400                         431
New York State Dormitory
 Auth. Rev. (Vassar Brothers Hosp.)
 5.10%, 7/1/2010 (4)                           1,500                       1,581
New York State Environmental
 Fac. Corp. PCR (State Water
 Recovery Fund)
 6.35%, 6/15/2004 (Prere.)                       295                         325
 6.35%, 6/15/2006                                225                         245

--------------------------------------------------------------------------------
                                                Face                      Market
                                              Amount                      Value^
                                               (000)                       (000)
--------------------------------------------------------------------------------
New York State Thruway
 Auth. (Service Contract)
 5.40%, 4/1/2005 (1)                             400                         425
Suffolk County NY GO
 5.00%, 4/1/2007 (3)                           1,120                       1,184
Triborough Bridge & Tunnel NY
 Auth. Rev.
 5.50%, 1/1/2006 (4)                           2,000                       2,146
                                                                ----------------
                                                                          21,647
                                                                ----------------

Ohio (2.9%)
Butler County OH Transp.
 Improvement Dist. Rev.
 6.00%, 4/1/2012 (4)                           2,250                       2,485
Cleveland OH Public Power System Rev.
 7.00%, 11/15/2004 (1)(Prere.)                 2,750                       3,111
Lorain County OH Hosp. Rev.
 (Catholic Healthcare Partners)
 5.625%, 9/1/2013 (1)                          1,775                       1,883
 6.00%, 9/1/2004 (1)                           1,080                       1,158
Ohio Housing Finance Agency
 Mortgage Rev.
 5.025%, 3/1/2021                              1,500                       1,523
Ohio Public Fac. Comm.
 Higher Educ. Fac.
 5.50%, 12/1/2006 (1)                            400                         422
Ohio Water Dev. Auth.
 5.75%, 12/1/2005 (1)                            540                         566
 6.00%, 12/1/2004 (2)(Prere.)                    315                         332
 6.00%, 12/1/2008 (2)                            435                         460
                                                                ----------------
                                                                          11,940
                                                                ----------------

Oklahoma (0.2%)
Oklahoma Dev. Finance Auth. Rev.
 (Hillcrest Healthcare)
 5.00%, 8/15/2009                              1,185                         912
                                                                ----------------

Oregon (0.6%)
Oregon Dept. of Administrative
 Services Lottery Rev.
 5.75%, 4/1/2014 (4)                           2,400                       2,577
                                                                ----------------

Pennsylvania (2.4%)
Geisinger Health Systems Auth. VRDO
 (Penn State Geisinger Health)
 3.25%, 7/3/2001                                  50                          50
Montgomery County PA IDA PCR
 (PECO Energy)
 5.20%, 10/1/2030                              2,000                       2,063
Pennsylvania Convention Center Auth.
 6.70%, 9/1/2014 (1)                             500                         552
Pennsylvania Higher Educ. Fac. Auth. Rev.
 (Allegheny/Delaware Valley)
 5.00%, 11/15/2006 (1)                         1,125                       1,176
Pennsylvania Turnpike Comm.
 Oil Franchise Tax Rev.
 5.25%, 12/1/2009 (2)                            615                         658
 5.25%, 12/1/2011 (2)                            455                         481
Philadelphia PA Airport Parking Auth.
 5.75%, 9/1/2008 (2)                           1,150                       1,259
Philadelphia PA Hosp. & Higher
 Educ. Fac. Auth. Rev. VRDO
 (Children's Hosp. Project)
 3.30%, 7/3/2001                                 600                         600
Philadelphia PA School Dist. GO
 6.25%, 9/1/2005 (2)                             870                         954
Philadelphia PA Water & Wastewater Rev.
 6.25%, 8/1/2009 (1)                           1,000                       1,128
Pittsburgh PA GO
 5.20%, 3/1/2010 (3)                             580                         598
Pittsburgh PA Water & Sewer Auth. Rev.
 5.60%, 9/1/2005 (3)(Prere.)                     235                         253
                                                                ----------------
                                                                           9,772
                                                                ----------------
South Dakota (0.3%)
South Dakota Building Auth. Lease Rev.
 5.25%, 12/1/2010 (2)                          1,000                       1,047
                                                                ----------------
Tennessee (0.6%)
Metro. Govt. & Davidson County TN
 Water & Sewer Rev.
 6.50%, 1/1/2009 (3)                           2,000                       2,280
                                                                ----------------
Texas (9.9%)
Austin TX Combined Util. System Rev.
 5.60%, 5/15/2005 (1)(Prere.)                  1,205                       1,291
Austin TX Water & Waste
 System Rev.
 5.75%, 5/15/2011 (1)                          2,200                       2,403
Austin TX Util. System Rev.
 0.00%, 11/15/2011                             3,450                       2,098
Carrollton TX Independent
 School Dist.
 6.00%, 2/15/2012                              2,925                       3,190
Dallas TX Civic Center Refunding
 & Improvement
 4.60%, 8/15/2009 (1)                            110                         112
 4.70%, 8/15/2010 (1)                            815                         832
Dallas TX Waterworks & Sewer Rev.
 7.75%, 4/1/2003                               3,800                       4,087
Fort Worth TX Water & Sewer Rev.
 5.25%, 2/15/2011                              3,800                       3,957
Grand Prairie TX GO
 5.50%, 2/15/2003                              3,065                       3,177
Harris County TX Health Fac. Dev.
 Corp. Rev. (Christus Health)
 5.25%, 7/1/2004                               3,945                       4,059

--------------------------------------------------------------------------------
                                                Face                      MARKET
TAX-MANAGED                                   Amount                      VALUE^
BALANCED FUND                                  (000)                       (000)
--------------------------------------------------------------------------------
Houston TX Hotel Occupancy Tax Rev.
 5.25%, 7/1/2007 (4)                             500                         534
Houston TX Water & Sewer
 System Rev.
 0.00%, 12/1/2008 (2)                          2,750                       1,974
Lower Colorado River Auth.
 Texas Rev.
 5.75%, 5/15/2011 (4)                          3,000                       3,272
Lubbock TX Health Fac.
 (St. Joseph Health System)
 5.00%, 7/1/2008 (4)                           1,645                       1,706
Northwest Texas Independant
 School Dist.
 0.00%, 8/15/2004                              2,205                       1,966
San Antonio TX Electric & Gas Rev.
 5.125%, 2/1/2009                              1,000                       1,049
San Antonio TX Water Rev.
 6.50%, 5/15/2002 (1)(Prere.)                    145                         153
 6.50%, 5/15/2010 (1)(ETM)                        75                          85
 6.50%, 5/15/2010 (1)                            280                         294
Southwest Texas Higher Educ.
 Auth. Inc. VRDO
 (Southern Methodist Univ.)
 3.30%, 7/3/2001 LOC                             200                         200
Texas Muni. Power Agency Rev.
 0.00%, 9/1/2010                               4,000                       2,603
Texas Water Finance Assistance GO
 5.00%, 8/1/2008                                 690                         701
 5.00%, 8/1/2009                               1,050                       1,064
                                                                ----------------
                                                                          40,807
                                                                ----------------
Utah (0.4%)
Intermountain Power Agency
 Utah Power Supply Rev.
 5.20%, 7/1/2006                               1,150                       1,201
Salt Lake County UT Building
 Auth. Lease Rev.
 5.90%, 10/1/2006 (1)                            260                         282
                                                                ----------------
                                                                           1,483
                                                                ----------------
Virginia (0.5%)
Henrico County VA Water & Sewer Rev.
 5.25%, 5/1/2011                               1,485                       1,590
Virginia Transp. Board
 Transp. Contract Rev.
 6.00%, 5/15/2007                                500                         532
                                                                ----------------
                                                                           2,122
                                                                ----------------
Washington (1.4%)
King County WA Library System GO
 6.05%, 12/1/2007                              1,000                       1,095
Seattle WA Muni. Light & Power Rev.
 6.25%, 7/1/2004 (Prere.)                        700                         769
Seattle WA Water System Rev.
 5.20%, 12/1/2005                              2,320                       2,425
Tacoma WA Electric System Rev.
 5.50%, 1/1/2012 (2)                             500                         502
Washington GO
 6.00%, 6/1/2012                               1,000                       1,125
                                                                ----------------
                                                                           5,916
                                                                ----------------
West Virginia (0.3%)
West Virginia Building Comm. Rev.
 5.25%, 7/1/2008 (1)                           1,150                       1,224
                                                                ----------------
Wisconsin (1.1%)
Wisconsin GO
 5.75%, 5/1/2012                               1,355                       1,485
 5.75%, 5/1/2014                               1,340                       1,451
 7.75%, 11/1/2004                              1,570                       1,775
                                                                ----------------
                                                                           4,711
                                                                ----------------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
 (Cost $205,548)                                                         212,756
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.1%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government
 Obligations in a Pooled Cash Account
 4.07%, 7/2/2001--Note F
 (Cost $419)                                     419                         419
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.1%)
 (Cost $353,755)                                                         408,130
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          Market
                                                                          Value*
                                                                           (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.9%)
--------------------------------------------------------------------------------
Other Assets--Note B                                                   $   6,701
Liabilities--Note F                                                      (3,149)
                                                                ----------------
                                                                           3,552
                                                                ----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 23,208,806 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                              $411,682

================================================================================
NET ASSET VALUE PER SHARE $17.74
================================================================================
^See Note A in Notes to Financial Statements.
*Non-income-producing security.
COP--Certificate of Participation.
GAN--Grant Anticipation Note.
GO--General Obligation Bond.
IDA--Industrial Development Authority Bond.
PCR--Pollution Control Revenue Bond.
PUT--Put Option Obligation.
REIT--Real Estate Investment Trust.
VRDO--Variable Rate Demand Obligation.
(Prere.)--Prerefunded.
(ETM)--Escrowed to Maturity.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (AMBAC Indemnity Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
The insurance does not guarantee the market value of the
municipal bonds.

LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.

--------------------------------------------------------------------------------
                                              Amount                         Per
                                               (000)                       Share
--------------------------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                             $361,567                      $15.58
Undistributed Net
 Investment Income                               286                         .01
Accumulated Net Realized Losses               (4,546)                      (.19)
Unrealized Appreciation--Note E               54,375                        2.34
--------------------------------------------------------------------------------
NET ASSETS                                  $411,682                      $17.74
================================================================================

--------------------------------------------------------------------------------
                                                              MARKET
TAX-MANAGED                                                   VALUE^
GROWTH AND INCOME FUND                        Shares           (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.0%)
--------------------------------------------------------------------------------
  General Electric Co.                     2,177,616         106,159
* Microsoft Corp.                          1,179,484          86,102
  Exxon Mobil Corp.                          756,047          66,041
  Citigroup, Inc.                          1,102,010          58,230
  Pfizer, Inc.                             1,383,439          55,407
* AOL Time Warner Inc.                       970,923          51,459
  Wal-Mart Stores, Inc.                      979,786          47,814
  American International
   Group, Inc.                               510,854          43,933
  Intel Corp.                              1,473,736          43,107
  International Business
   Machines Corp.                            380,736          43,023
  Johnson & Johnson                          663,592          33,180
  Merck & Co., Inc.                          502,458          32,112
  Verizon Communications                     592,664          31,708
  SBC Communications Inc.                    738,070          29,567
* Cisco Systems, Inc.                      1,603,943          29,192
  Royal Dutch Petroleum
   Co. ADR                                   469,916          27,382
  The Coca-Cola Co.                          545,526          24,549
  Philip Morris Cos., Inc.                   482,079          24,466
  Home Depot, Inc.                           511,429          23,807
* Oracle Corp.                             1,230,172          23,373
  Tyco International Ltd.                    424,352          23,127
  Bristol-Myers Squibb Co.                   426,176          22,289
  Bank of America Corp.                      351,301          21,089
* Viacom Inc. Class B                        389,875          20,176
  J.P. Morgan Chase & Co.                    435,090          19,405
  Fannie Mae                                 219,132          18,659
  Eli Lilly & Co.                            246,796          18,263
  The Procter & Gamble Co.                   284,668          18,162
  Wells Fargo Co.                            376,504          17,481
  American Home
   Products Corp.                            288,036          16,833
  AT&T Corp.                                 756,090          16,634
  BellSouth Corp.                            410,572          16,534
  Abbott Laboratories                        339,194          16,285
  Morgan Stanley Dean
   Witter & Co.                              244,978          15,735
* Dell Computer Corp.                        570,000          14,906
  PepsiCo, Inc.                              320,852          14,182
* EMC Corp.                                  484,150          14,065
* Amgen, Inc.                                228,552          13,869
  The Walt Disney Co.                        457,996          13,232
  Pharmacia Corp.                            285,392          13,114
  Chevron Corp.                              140,424          12,708
  Medtronic, Inc.                            264,436          12,167
  Hewlett-Packard Co.                        425,104          12,158
  Texas Instruments, Inc.                    380,888          11,998
  Qwest Communications
   International Inc.                        364,076          11,603
  Schering-Plough Corp.                      319,972          11,596
  American Express Co.                       291,164          11,297
* Sun Microsystems, Inc.                     713,484          11,216
  E.I. du Pont de Nemours & Co.              228,433          11,020
  Merrill Lynch & Co., Inc.                  183,884          10,895
  Freddie Mac                                152,360          10,665
  The Boeing Co.                             191,183          10,630
  Minnesota Mining &
   Manufacturing Co.                          86,845           9,909
  Ford Motor Co.                             400,619           9,835
* QUALCOMM, Inc.                             166,000           9,708
  U.S. Bancorp                               417,354           9,511
  FleetBoston Financial Corp.                237,677           9,376
  Bank One Corp.                             254,954           9,127
* WorldCom, Inc.-
   WorldCom Group                            632,891           8,987
* Comcast Corp. Special Class A              202,992           8,810
* Applied Materials, Inc.                    178,200           8,750
  Anheuser-Busch Cos., Inc.                  198,028           8,159
* Clear Channel
   Communications, Inc.                      128,757           8,073
  Texaco Inc.                                120,668           8,036
  Enron Corp.                                163,900           8,031
  Motorola, Inc.                             481,273           7,970
  The Bank of New York Co., Inc.             162,500           7,800
  General Motors Corp.                       119,902           7,716
  McDonald's Corp.                           283,330           7,667
  Walgreen Co.                               223,060           7,617
  United Technologies Corp.                  103,389           7,574
  Fifth Third Bancorp                        125,854           7,558
  First Union Corp.                          214,704           7,502
  Alcoa Inc.                                 189,756           7,476
  Unilever NV ADR                            124,921           7,442
  Colgate-Palmolive Co.                      122,912           7,251
  Washington Mutual, Inc.                    192,281           7,220
  Allstate Corp.                             159,980           7,038
  Household International, Inc.              103,211           6,884
  Target Corp.                               197,028           6,817
  Automatic Data Processing, Inc.            136,536           6,786
  Cardinal Health, Inc.                       97,368           6,718
  Gillette Co.                               230,416           6,680
  Duke Energy Corp.                          169,206           6,601
  Schlumberger Ltd.                          125,210           6,592
  Dow Chemical Co.                           196,696           6,540
  Kimberly-Clark Corp.                       116,744           6,526
  Electronic Data Systems Corp.              102,500           6,406
  Baxter International, Inc.                 129,788           6,360
  Nortel Networks Corp.                      696,296           6,329
  Honeywell International Inc.               176,928           6,191
  MBNA Corp.                                 186,195           6,135
  Lowe's Cos., Inc.                           84,106           6,102
  Marsh & McLennan Cos., Inc.                 60,256           6,086
  El Paso Corp.                              111,295           5,847
* Veritas Software Corp.                      87,254           5,805

--------------------------------------------------------------------------------
                                                              MARKET
                                                              VALUE^
                                              Shares           (000)
--------------------------------------------------------------------------------
  Compaq Computer Corp.                      370,839           5,744
  Emerson Electric Co.                        94,132           5,695
  First Data Corp.                            86,738           5,573
  The Gap, Inc.                              188,085           5,454
* Micron Technology, Inc.                    130,300           5,355
* Safeway, Inc.                              110,800           5,318
  HCA Inc.                                   117,586           5,314
  American General Corp.                     110,552           5,135
  Metropolitan Life Insurance Co.            165,200           5,118
* AES Corp.                                  116,731           5,025
* Sprint PCS                                 205,372           4,960
  Mellon Financial Corp.                     106,456           4,897
* Siebel Systems, Inc.                        99,100           4,648
  Charles Schwab Corp.                       303,575           4,645
  Lucent Technologies, Inc.                  745,710           4,623
* Kohl's Corp.                                72,900           4,573
  Computer Associates
   International, Inc.                       126,000           4,536
* The Kroger Co.                             180,176           4,504
  Exelon Corp.                                69,993           4,488
  UnitedHealth Group Inc.                     69,828           4,312
  Lehman Brothers Holdings, Inc.              55,100           4,284
  Waste Management, Inc.                     137,551           4,239
  Illinois Tool Works, Inc.                   66,638           4,218
  SunTrust Banks, Inc.                        64,852           4,201
  ALLTEL Corp.                                68,436           4,192
  Sprint Corp.                               194,844           4,162
  PNC Financial Services Group                63,201           4,158
  National City Corp.                        133,460           4,108
* Costco Wholesale Corp.                      98,152           4,032
  Sysco Corp.                                147,616           4,008
  Carnival Corp.                             128,100           3,933
  Conoco Inc. Class B                        135,951           3,929
  Gannett Co., Inc.                           57,704           3,803
  Caterpillar, Inc.                           75,090           3,758
  International Paper Co.                    105,132           3,753
  Providian Financial Corp.                   62,428           3,696
* Tenet Healthcare Corp.                      71,066           3,666
  AFLAC, Inc.                                116,200           3,659
* Cendant Corp.                              186,037           3,628
* JDS Uniphase Corp.                         286,700           3,584
  The Hartford Financial
   Services Group Inc.                        51,802           3,543
  Lockheed Martin Corp.                       95,576           3,541
  State Street Corp.                          70,800           3,504
  Southern Co.                               150,112           3,490
  Omnicom Group Inc.                          40,500           3,483
  Williams Cos., Inc.                        105,561           3,478
  Halliburton Co.                             96,578           3,438
  General Dynamics Corp.                      44,032           3,426
  Corning, Inc.                              203,839           3,406
* Analog Devices, Inc.                        78,700           3,404
  Dynegy, Inc.                                71,400           3,320
  CVS Corp.                                   85,524           3,301
  Paychex, Inc.                               81,875           3,275
  BB&T Corp.                                  89,197           3,274
  Wachovia Corp.                              45,863           3,263
  Sara Lee Corp.                             171,872           3,255
  Dominion Resources, Inc.                    54,133           3,255
  American Electric Power Co., Inc.           70,437           3,252
* Agilent Technologies, Inc.                  99,701           3,240
  CIGNA Corp.                                 33,638           3,223
  Phillips Petroleum Co.                      55,892           3,186
* Maxim Integrated Products, Inc.             71,800           3,174
* PeopleSoft, Inc.                            64,300           3,165
  Harley-Davidson, Inc.                       66,400           3,126
  H.J. Heinz Co.                              76,088           3,111
  Sears, Roebuck & Co.                        73,199           3,097
  Southwest Airlines Co.                     166,332           3,075
  Linear Technology Corp.                     69,300           3,064
  Eastman Kodak Co.                           65,628           3,064
  Northern Trust Corp.                        48,488           3,031
* Xilinx, Inc.                                72,400           2,986
  Union Pacific Corp.                         54,200           2,976
  The Chubb Corp.                             38,409           2,974
  Anadarko Petroleum Corp.                    54,509           2,945
  Alcan Inc.                                  69,665           2,927
* NEXTEL Communications, Inc.                166,600           2,916
* Best Buy Co., Inc.                          45,700           2,903
  Transocean Sedco Forex Inc.                 69,200           2,855
  The McGraw-Hill Cos., Inc.                  42,876           2,836
  Loews Corp.                                 43,200           2,783
* Forest Laboratories, Inc.                   38,700           2,748
* Concord EFS, Inc.                           52,800           2,746
  Capital One Financial Corp.                 45,600           2,736
  General Mills, Inc.                         62,382           2,731
  TXU Corp.                                   56,644           2,730
  Albertson's, Inc.                           89,601           2,687
* FedEx Corp.                                 66,784           2,685
  Tribune Co.                                 66,291           2,652
  The Quaker Oats Co.                         29,056           2,651
  Franklin Resources Corp.                    57,900           2,650
  USA Education Inc.                          36,100           2,635
* Solectron Corp.                            143,900           2,633
  Weyerhaeuser Co.                            47,569           2,615
  Burlington Northern
   Santa Fe Corp.                             86,027           2,595
  Kellogg Co.                                 89,336           2,591
* Mirant Corp.                                74,078           2,548
  Marriott International, Inc.
   Class A                                    53,668           2,541
* Altera Corp.                                87,200           2,529
  Masco Corp.                                100,668           2,513
  NIKE, Inc. Class B                          59,312           2,491
  Baker Hughes, Inc.                          73,891           2,475
  Allergan, Inc.                              28,936           2,474
  Adobe Systems, Inc.                         52,600           2,472
* Calpine Corp.                               65,400           2,472

--------------------------------------------------------------------------------
                                                              MARKET
TAX-MANAGED                                                   VALUE^
GROWTH AND INCOME FUND                        Shares           (000)
--------------------------------------------------------------------------------
* Yahoo!, Inc.                               122,900           2,457
  KeyCorp                                     93,848           2,445
* Guidant Corp.                               67,800           2,441
* Broadcom Corp.                              56,900           2,433
  St. Paul Cos., Inc.                         47,966           2,431
  Avon Products, Inc.                         52,484           2,429
* KLA-Tencor Corp.                            40,700           2,380
  John Hancock Financial
   Services, Inc.                             59,100           2,379
  Campbell Soup Co.                           92,012           2,369
  Stryker Corp.                               43,000           2,359
  Interpublic Group of Cos., Inc.             79,954           2,347
  Pitney Bowes, Inc.                          55,680           2,345
  FPL Group, Inc.                             38,949           2,345
  ConAgra Foods, Inc.                        117,992           2,337
  Wrigley, (Wm.) Jr. Co.                      49,694           2,328
  McKesson HBOC, Inc.                         62,569           2,323
  Public Service Enterprise
   Group, Inc.                                47,135           2,305
  Air Products & Chemicals, Inc.              50,380           2,305
  Comerica, Inc.                              39,153           2,255
  May Department Stores Co.                   65,720           2,252
  Golden West Financial Corp.                 34,954           2,245
* MedImmune Inc.                              47,000           2,218
  Lincoln National Corp.                      42,342           2,191
  Progressive Corp. of Ohio                   16,200           2,190
* Advanced Micro Devices, Inc.                75,216           2,172
  Occidental Petroleum Corp.                  81,045           2,155
* Chiron Corp.                                42,200           2,152
* Comverse Technology, Inc.                   37,500           2,141
  Xcel Energy, Inc.                           75,036           2,135
  Reliant Energy, Inc.                        64,687           2,084
  Raytheon Co.                                77,719           2,063
  Ralston-Ralston Purina Group                68,326           2,051
  Progress Energy, Inc.                       45,511           2,044
  Becton, Dickinson & Co.                     56,792           2,033
  USX-Marathon Group                          68,378           2,018
* King Pharmaceuticals, Inc.                  37,400           2,010
  Synovus Financial Corp.                     63,700           1,999
  Aon Corp.                                   56,650           1,983
  Delphi Automotive
   Systems Corp.                             124,173           1,978
* Bed Bath & Beyond, Inc.                     63,300           1,975
  TJX Cos., Inc.                              61,804           1,970
  Deere & Co.                                 51,979           1,967
  PPG Industries, Inc.                        37,225           1,957
  SouthTrust Corp.                            75,000           1,950
* Univision Communications Inc.               45,500           1,946
  Biomet, Inc.                                39,677           1,907
  Burlington Resources, Inc.                  47,617           1,902
* Lexmark International, Inc.                 28,200           1,896
* Starbucks Corp.                             82,100           1,888
  Entergy Corp.                               49,186           1,888
  Consolidated Edison Inc.                    47,000           1,871
* Federated Department Stores, Inc.           44,000           1,870
  IMS Health, Inc.                            65,060           1,854
  Unocal Corp.                                53,723           1,835
* Intuit, Inc.                                45,800           1,832
  Hershey Foods Corp.                         29,498           1,820
  Archer-Daniels-Midland Co.                 139,980           1,820
  MBIA, Inc.                                  32,600           1,815
  Mattel, Inc.                                94,420           1,786
* Apple Computer, Inc.                        76,500           1,779
* Biogen, Inc.                                32,700           1,778
* Novellus Systems, Inc.                      31,200           1,772
  The Clorox Co.                              52,314           1,771
  Danaher Corp.                               31,400           1,758
* Tellabs, Inc.                               90,000           1,744
  DTE Energy Co.                              37,402           1,737
  Textron, Inc.                               31,504           1,734
  PPL Corp.                                   31,480           1,731
  Norfolk Southern Corp.                      83,319           1,725
* Fiserv, Inc.                                26,900           1,721
  CSX Corp.                                   47,214           1,711
  Cintas Corp.                                36,800           1,702
  Dover Corp.                                 44,980           1,693
  Georgia Pacific Group                       49,984           1,692
  MGIC Investment Corp.                       23,200           1,685
* Global Crossing Ltd.                       194,440           1,680
  Regions Financial Corp.                     52,400           1,677
  UnumProvident Corp.                         52,162           1,675
  Jefferson-Pilot Corp.                       34,243           1,655
  Praxair, Inc.                               35,160           1,653
* Sanmina Corp.                               70,020           1,639
  Starwood Hotels & Resorts
   Worldwide, Inc.                            43,500           1,622
  Stilwell Financial, Inc.                    48,200           1,618
  Amerada Hess Corp.                          19,617           1,585
  FirstEnergy Corp.                           48,846           1,571
* Staples, Inc.                               98,100           1,569
  Rohm & Haas Co.                             47,557           1,565
  Molex, Inc.                                 42,325           1,546
  J.C. Penney Co., Inc.                       58,506           1,542
  Rockwell International Corp.                40,453           1,542
  AmSouth Bancorp                             83,163           1,538
  The Limited, Inc.                           92,294           1,525
  Northrop Grumman Corp.                      18,868           1,511
  Constellation Energy Group                  35,198           1,499
* Boston Scientific Corp.                     87,882           1,494
* LSI Logic Corp.                             79,274           1,490
  Tosco Corp.                                 33,800           1,489
  Devon Energy Corp.                          28,264           1,484
  Coca-Cola Enterprises, Inc.                 90,400           1,478
  New York Times Co. Class A                  35,130           1,475
  Charter One Financial                       46,175           1,473
  Xerox Corp.                                152,130           1,456
  Scientific-Atlanta, Inc.                    35,756           1,452
  Newell Rubbermaid, Inc.                     57,773           1,450

--------------------------------------------------------------------------------
                                                              MARKET
                                                              VALUE^
                                              Shares           (000)
--------------------------------------------------------------------------------
  Ingersoll-Rand Co.                          34,790           1,433
* Watson Pharmaceuticals, Inc.                23,200           1,430
* Sabre Holdings Corp.                        28,531           1,427
* Citrix Systems, Inc.                        40,800           1,424
  Apache Corp.                                27,500           1,396
  Dollar General Corp.                        71,562           1,395
* Tricon Global Restaurants, Inc.             31,675           1,391
  Kerr-McGee Corp.                            20,979           1,390
  Cincinnati Financial Corp.                  34,900           1,379
* TMP Worldwide, Inc.                         23,300           1,377
  Johnson Controls, Inc.                      18,976           1,375
  Bear Stearns Co., Inc.                      23,201           1,368
  AMBAC Financial Group Inc.                  23,500           1,368
* HEALTHSOUTH Corp.                           85,342           1,363
  Fortune Brands, Inc.                        34,588           1,327
  Allegheny Energy, Inc.                      27,300           1,317
  Union Planters Corp.                        30,200           1,317
* Wellpoint Health Networks Inc.
   Class A                                    13,900           1,310
  Barrick Gold Corp.                          85,879           1,301
* Computer Sciences Corp.                     37,344           1,292
* QLogic Corp.                                19,900           1,283
* Teradyne, Inc.                              38,600           1,278
* Jabil Circuit, Inc.                         41,400           1,278
  H & R Block, Inc.                           19,700           1,272
  Ameren Corp.                                29,705           1,268
  The Pepsi Bottling Group, Inc.              31,500           1,263
  RadioShack Corp.                            41,364           1,262
  Avery Dennison Corp.                        24,584           1,255
  NiSource, Inc.                              45,759           1,251
  Sempra Energy                               45,584           1,246
  Kinder Morgan, Inc.                         24,800           1,246
* Kmart Corp.                                107,350           1,231
* BMC Software, Inc.                          54,285           1,224
  Applera Corp-Applied
   Biosystems Group                           45,700           1,222
* AMR Corp.                                   33,718           1,218
  Moody's Corp.                               36,280           1,215
  Cinergy Corp.                               34,506           1,206
  Countrywide Credit
   Industries, Inc.                           26,000           1,193
* Nabors Industries, Inc.                     31,800           1,183
  Tiffany & Co.                               32,500           1,177
  Genuine Parts Co.                           37,337           1,176
  Delta Air Lines, Inc.                       26,644           1,174
  Willamette Industries, Inc.                 23,700           1,173
  Vulcan Materials Co.                        21,800           1,172
  Ecolab, Inc.                                28,430           1,165
  Equifax, Inc.                               31,400           1,152
* Gateway, Inc.                               70,000           1,152
* Convergys Corp.                             37,300           1,128
  Dow Jones & Co., Inc.                       18,840           1,125
* Applied Micro Circuits Corp.                64,700           1,113
* ADC Telecommunications, Inc.               168,600           1,113
* Compuware Corp.                             79,300           1,109
  Symbol Technologies, Inc.                   49,650           1,102
* St. Jude Medical, Inc.                      18,346           1,101
  TRW, Inc.                                   26,840           1,100
  KeySpan Corp.                               30,100           1,098
  Torchmark Corp.                             27,198           1,094
* National Semiconductor Corp.                37,551           1,093
* Toys R Us, Inc.                             43,991           1,089
* Mercury Interactive Corp.                   18,100           1,084
  Parker Hannifin Corp.                       25,273           1,073
  Eaton Corp.                                 14,759           1,035
  T. Rowe Price Group Inc.                    27,300           1,021
  UST, Inc.                                   35,099           1,013
* Conseco Inc.                                74,030           1,011
* Unisys Corp.                                67,981           1,000
* NCR Corp.                                   20,680             972
* Cabletron Systems, Inc.                     42,000             960
  The Goodyear Tire & Rubber Co.              34,216             958
* Robert Half International, Inc.             38,300             953
* Noble Drilling Corp.                        29,100             953
* Network Appliance, Inc.                     69,500             952
  Brown-Forman Corp. Class B                  14,735             942
  Knight Ridder                               15,770             935
  PG&E Corp.                                  83,358             934
  Leggett & Platt, Inc.                       42,300             932
  Hilton Hotels Corp.                         79,467             922
  GPU, Inc.                                   26,200             921
* AutoZone Inc.                               24,500             919
  CenturyTel, Inc.                            30,300             918
  Harcourt General, Inc.                      15,766             917
  Whirlpool Corp.                             14,353             897
  EOG Resources, Inc.                         25,200             896
  VF Corp.                                    24,542             893
* Harrah's Entertainment, Inc.                25,149             888
  Huntington Bancshares Inc.                  54,110             885
  Pinnacle West Capital Corp.                 18,300             867
* Vitesse Semiconductor Corp.                 41,200             867
* Thermo Electron Corp.                       38,800             854
  Zions Bancorp                               14,400             850
  PACCAR, Inc.                                16,460             846
  Goodrich Corp.                              22,154             841
  ITT Industries, Inc.                        19,001             841
  W.W. Grainger, Inc.                         20,346             837
* Avaya Inc.                                  60,959             835
  Nucor Corp.                                 16,797             821
  SAFECO Corp.                                27,520             812
* Parametric Technology Corp.                 57,500             804
* Aetna Inc.                                  30,959             801
  Circuit City Stores, Inc.                   44,456             800
  Cooper Industries, Inc.                     20,095             796
* Allied Waste Industries, Inc.               42,500             794
  Winn-Dixie Stores, Inc.                     30,308             792
  Eastman Chemical Co.                        16,582             790
  CMS Energy Corp.                            28,200             785

--------------------------------------------------------------------------------
                                                              MARKET
TAX-MANAGED                                                   VALUE^
GROWTH AND INCOME FUND                        Shares           (000)
--------------------------------------------------------------------------------
  Fluor Corp.                                 17,380             785
  Edison International                        70,228             783
  R.R. Donnelley & Sons Co.                   26,341             782
  The Stanley Works                           18,506             775
  Newmont Mining Corp.                        41,509             772
  Sherwin-Williams Co.                        34,594             768
  Dana Corp.                                  31,993             747
* Palm, Inc.                                 121,995             741
* Citizens Communications Co.                 61,000             734
  Darden Restaurants Inc.                     25,941             724
  Engelhard Corp.                             27,590             712
* Manor Care, Inc.                            22,213             705
  Phelps Dodge Corp.                          16,956             704
  Placer Dome, Inc.                           70,652             692
  Black & Decker Corp.                        17,386             686
* Inco Ltd.                                   39,197             677
  Sunoco, Inc.                                18,345             672
* Sealed Air Corp.                            18,036             672
* Office Depot, Inc.                          64,300             667
* American Power
   Conversion Corp.                           42,100             663
  Sigma-Aldrich Corp.                         16,600             641
* Quintiles Transnational Corp.               24,900             629
  Wendy's International, Inc.                 24,551             627
  C.R. Bard, Inc.                             10,977             625
  Pall Corp.                                  26,495             623
  Millipore Corp.                              9,994             619
* Niagara Mohawk Holdings Inc.                34,593             612
  Ashland, Inc.                               15,006             602
  PerkinElmer, Inc.                           21,580             594
  The Mead Corp.                              21,404             581
  Temple-Inland Inc.                          10,600             565
  Liz Claiborne, Inc.                         11,169             563
* Tektronix, Inc.                             20,452             555
  Hasbro, Inc.                                37,225             538
  Nordstrom, Inc.                             28,948             537
  International Flavors &
   Fragrances, Inc.                           21,082             530
  Westvaco Corp.                              21,743             528
  Centex Corp.                                12,816             522
  Visteon Corp.                               28,359             521
  Alberto-Culver Co. Class B                  12,186             512
  SuperValu Inc.                              28,692             504
  Maytag Corp.                                16,564             485
* Conexant Systems, Inc.                      52,600             471
  Bemis Co., Inc.                             11,475             461
* Pactiv Corp.                                34,177             458
  Autodesk, Inc.                              12,260             457
  Brunswick Corp.                             19,026             457
* FMC Corp.                                    6,623             454
  Deluxe Corp.                                15,682             453
* Rowan Cos., Inc.                            20,386             451
  Homestake Mining Co.                        56,968             442
  Boise Cascade Corp.                         12,430             437
  Bausch & Lomb, Inc.                         11,502             417
  Crane Co.                                   13,054             405
  Adolph Coors Co. Class B                     8,028             403
* Reebok International Ltd.                   12,491             399
* Novell, Inc.                                69,000             393
  USX-U.S. Steel Group                        19,400             391
  Meredith Corp.                              10,796             387
  NICOR, Inc.                                  9,880             385
  Pulte Homes, Inc.                            8,888             379
* Navistar International Corp.                12,956             364
* Humana, Inc.                                37,000             364
* Freeport-McMoRan
   Copper & Gold Inc. Class B                 32,100             355
* US Airways Group, Inc.                      14,502             352
  Cummins Inc.                                 8,941             346
  Great Lakes Chemical Corp.                  10,843             335
* Big Lots Inc.                               24,252             332
* Andrew Corp.                                17,760             328
  Allegheny Technologies Inc.                 17,373             314
  Peoples Energy Corp.                         7,719             310
  Snap-On Inc.                                12,567             304
  Tupperware Corp.                            12,717             298
* BroadVision, Inc.                           58,600             293
  Ball Corp.                                   6,101             290
  Dillard's Inc.                              18,986             290
  KB Home                                      9,511             287
* Power-One, Inc.                             17,100             285
  Thomas & Betts Corp.                        12,428             274
  Louisiana-Pacific Corp.                     22,700             266
  Hercules, Inc.                              23,517             266
* Sapient Corp.                               26,400             257
  Ryder System, Inc.                          12,964             254
  Worthington Industries, Inc.                18,402             250
  ONEOK, Inc.                                 12,582             248
  Cooper Tire & Rubber Co.                    15,685             223
  The Timken Co.                              13,010             220
  Potlatch Corp.                               6,200             213
  National Service Industries, Inc.            8,969             202
* Comcast Corp. Special Class A                4,100             176
* McDermott International, Inc.               13,341             155
  American Greetings Corp. Class A            13,747             151
* WorldCom, Inc.-MCI Group                     4,065              65
* Viacom Inc. Class A                            200              11
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $2,062,286)                                         2,417,556
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                Face          Market
                                              Amount          Value^
                                               (000)          (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (0.2%)
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government
 Obligations in a Pooled Cash Account
 4.07%, 7/2/2001
 (Cost $4,610)                                $4,610           4,610
TOTAL INVESTMENTS (100.2%)
 (Cost $2,066,896)                                         2,422,166
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.2%)
--------------------------------------------------------------------------------
Other Assets--Note B                                           5,021
Liabilities                                                   (9,526)
                                                       -------------
                                                              (4,505)
                                                       -------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                         $2,417,661
================================================================================
^See Note A in Notes to Financial Statements.
*Non-income-producing security.
ADR--American Depositary Receipt.

--------------------------------------------------------------------------------
                                                              Amount
                                                               (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                           $2,127,135
Overdistributed Net Investment Income                           (247)
Accumulated Net Realized Losses                              (64,497)
Unrealized Appreciation--Note E                              355,270
--------------------------------------------------------------------------------
NET ASSETS                                                $2,417,661
================================================================================
Investor Shares--Net Assets
Applicable to 84,002,773 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                $2,233,705
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                                              $26.59
================================================================================
Institutional Shares--Net Assets
Applicable to 6,917,626 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                  $183,956
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INSTITUTIONAL SHARES                                         $26.59
================================================================================

--------------------------------------------------------------------------------
                                                            MARKET
TAX-MANAGED                                                 VALUE^
CAPITAL APPRECIATION FUND                     Shares         (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.0%)
--------------------------------------------------------------------------------
  General Electric Co.                     2,546,234       124,129
* Microsoft Corp.                          1,022,100        74,613
  Citigroup, Inc.                          1,303,562        68,880
  Exxon Mobil Corp.                          759,767        66,366
  Pfizer, Inc.                             1,651,600        66,147
* AOL Time Warner Inc.                     1,119,747        59,347
  International Business
   Machines Corp.                            455,200        51,438
  Intel Corp.                              1,745,700        51,062
  American International
   Group, Inc.                               533,302        45,864
* Cisco Systems, Inc.                      1,957,800        35,632
  Wal-Mart Stores, Inc.                      720,900        35,180
  Merck & Co., Inc.                          535,000        34,192
  Johnson & Johnson                          673,798        33,690
  Home Depot, Inc.                           583,700        27,171
  SBC Communications Inc.                    674,220        27,009
  Verizon Communications                     498,042        26,645
  The Coca-Cola Co.                          532,300        23,954
* Oracle Corp.                             1,192,048        22,649
  AT&T Corp.                               1,007,088        22,156
  Philip Morris Cos., Inc.                   379,100        19,239
  Morgan Stanley Dean
   Witter & Co.                              296,600        19,051
  Bristol-Myers Squibb Co.                   358,700        18,760
* EMC Corp.                                  631,300        18,339
* Viacom Inc. Class B                        353,030        18,269
  The Walt Disney Co.                        596,509        17,233
* Amgen, Inc.                                281,700        17,094
  Pharmacia Corp.                            363,900        16,721
* Dell Computer Corp.                        616,300        16,116
  Bank of America Corp.                      266,575        16,002
  J.P. Morgan Chase & Co.                    346,100        15,436
  Fannie Mae                                 180,100        15,336
* Sun Microsystems, Inc.                     941,800        14,805
  Texas Instruments, Inc.                    469,000        14,774
  American Express Co.                       380,000        14,744
  Medtronic, Inc.                            314,000        14,447
  The Boeing Co.                             247,670        13,770
* AT&T Corp.-Liberty Media
   Class A                                   781,332        13,665
  The Procter & Gamble Co.                   212,500        13,558
  Merrill Lynch & Co., Inc.                  223,600        13,248
  Wells Fargo & Co.                          277,990        12,907
  American Home Products Corp.               218,800        12,787
  Hewlett-Packard Co.                        433,800        12,407
  Qwest Communications
   International Inc.                        383,879        12,234
* Comcast Corp. Special Class A              279,032        12,110
* Applied Materials, Inc.                    243,000        11,931
* QUALCOMM, Inc.                             203,700        11,912
* WorldCom, Inc.-
   WorldCom Group                            826,898        11,742
  PepsiCo, Inc.                              265,600        11,740
  Schering-Plough Corp.                      309,800        11,227
  BellSouth Corp.                            273,400        11,010
  Enron Corp.                                222,400        10,898
  McDonald's Corp.                           396,200        10,721
* Clear Channel
   Communications, Inc.                      170,184        10,671
  Abbott Laboratories                        220,500        10,586
  Eli Lilly & Co.                            137,400        10,168
  Freddie Mac                                139,800         9,786
  Alcoa Inc.                                 242,128         9,540
* Veritas Software Corp.                     137,723         9,163
  Texaco Inc.                                134,960         8,988
  United Parcel Service, Inc.                150,000         8,670
  Waste Management, Inc.                     273,997         8,445
  UnitedHealth Group Inc.                    136,400         8,423
  HCA Inc.                                   185,821         8,397
  Walgreen Co.                               241,300         8,240
* The Kroger Co.                             317,700         7,943
  Lehman Brothers Holdings, Inc.             101,700         7,907
* Safeway, Inc.                              163,384         7,842
* Tenet Healthcare Corp.                     150,237         7,751
  Cardinal Health, Inc.                      111,412         7,687
* Cendant Corp.                              392,925         7,662
* Kohl's Corp.                               117,800         7,390
* Micron Technology, Inc.                    179,700         7,386
* Costco Wholesale Corp.                     177,700         7,300
  Lowe's Cos., Inc.                           98,700         7,161
  First Data Corp.                           111,262         7,149
* Genzyme Corp.                              116,400         7,100
  Providian Financial Corp.                  118,200         6,997
  Conoco Inc. Class B                        241,700         6,985
  Motorola, Inc.                             417,646         6,916
* Siebel Systems, Inc.                       145,000         6,801
  E.I. du Pont de Nemours & Co.              140,600         6,783
  AFLAC, Inc.                                209,000         6,581
* Concord EFS, Inc.                          125,850         6,545
* General Motors Corp. Class H               312,083         6,320
* Best Buy Co., Inc.                          98,100         6,231
* Analog Devices, Inc.                       142,066         6,144
* Forest Laboratories, Inc.                   86,200         6,120
  State Street Corp.                         121,600         6,018
  Harley-Davidson, Inc.                      127,700         6,012
  Southwest Airlines Co.                     324,787         6,005
* eBay Inc.                                   87,600         6,000
* Bed Bath & Beyond, Inc.                    191,100         5,962
* Advanced Micro Devices, Inc.               205,400         5,932
  The Goldman Sachs Group, Inc.               68,500         5,877
  Charles Schwab Corp.                       380,314         5,819
* AES Corp.                                  134,800         5,803
* PeopleSoft, Inc.                           115,600         5,691
  Capital One Financial Corp.                 94,300         5,658
* Sprint PCS                                 233,700         5,644
* KLA-Tencor Corp.                            96,500         5,642

--------------------------------------------------------------------------------
                                                            MARKET
TAX-MANAGED                                                 VALUE^
CAPITAL APPRECIATION FUND                     Shares         (000)
--------------------------------------------------------------------------------
  Chevron Corp.                               61,500         5,566
* Agilent Technologies, Inc.                 170,925         5,555
* King Pharmaceuticals, Inc.                 103,050         5,539
  El Paso Corp.                              104,304         5,480
  Progressive Corp. of Ohio                   40,400         5,462
* SunGard Data Systems, Inc.                 181,000         5,432
* Maxim Integrated Products, Inc.            122,600         5,420
  Golden West Financial Corp.                 83,600         5,370
* Fiserv, Inc.                                83,900         5,368
  Anadarko Petroleum Corp.                    98,808         5,339
  MBNA Corp.                                 161,000         5,305
* AutoNation, Inc.                           456,400         5,294
* Electronic Arts Inc.                        91,200         5,280
  MGIC Investment Corp.                       72,600         5,274
* Kmart Corp.                                459,000         5,265
  Paychex, Inc.                              131,380         5,255
  Linear Technology Corp.                    118,800         5,253
  Biomet, Inc.                               109,050         5,241
* IVAX Corp.                                 134,375         5,241
* Altera Corp.                               180,176         5,225
  Metropolitan Life
   Insurance Co.                             168,100         5,208
* FedEx Corp.                                128,900         5,182
* Starbucks Corp.                            224,352         5,160
* International Game
   Technology                                 82,400         5,157
* Xilinx, Inc.                               124,900         5,151
* Lexmark International, Inc.                 76,000         5,111
  Dynegy, Inc.                               109,318         5,083
* Federated Department
   Stores, Inc.                              118,700         5,045
* Brocade Communications
   Systems, Inc.                             113,900         5,010
  Starwood Hotels & Resorts
   Worldwide, Inc.                           133,724         4,985
* Allied Waste Industries, Inc.              265,500         4,960
* HEALTHSOUTH Corp.                          310,000         4,951
  Sysco Corp.                                181,700         4,933
  Electronic Data Systems Corp.               78,800         4,925
  Corning, Inc.                              294,500         4,921
  Kimberly-Clark Corp.                        87,496         4,891
* JDS Uniphase Corp.                         390,700         4,884
  Automatic Data Processing, Inc.             98,100         4,876
* Chiron Corp.                                94,840         4,837
* Watson Pharmaceuticals, Inc.                78,400         4,833
  Northern Trust Corp.                        76,600         4,788
  Adobe Systems, Inc.                        101,800         4,785
* Jones Apparel Group, Inc.                  109,900         4,748
* BEA Systems, Inc.                          154,400         4,742
* BISYS Group, Inc.                           80,300         4,738
* Tricon Global Restaurants, Inc.            107,640         4,725
  Stryker Corp.                               86,000         4,717
* Health Management
   Associates Class A                        223,168         4,695
* Staples, Inc.                              288,630         4,615
  John Hancock Financial
   Services, Inc.                            114,400         4,606
* NEXTEL Communications, Inc.                262,400         4,592
* AutoZone Inc.                              120,700         4,526
* BJ's Wholesale Club, Inc.                   84,600         4,506
* Calpine Corp.                              118,500         4,479
* Affiliated Computer
   Services, Inc. Class A                     62,000         4,458
  Franklin Resources Corp.                    97,400         4,458
* American Standard Cos., Inc.                74,000         4,447
* Apple Computer, Inc.                       191,100         4,443
* Guidant Corp.                              122,700         4,417
* Solectron Corp.                            240,200         4,396
  Kinder Morgan, Inc.                         87,400         4,392
* Quest Diagnostics, Inc.                     58,600         4,386
* CIENA Corp.                                115,200         4,378
* Republic Services, Inc. Class A            220,500         4,377
* Andrx Corp. - Andrx Group                   56,500         4,351
* Cox Communications, Inc.
   Class A                                    97,400         4,315
  Emerson Electric Co.                        71,200         4,308
* Gemstar-TV Guide
   International, Inc.                       101,000         4,303
* Mirant Corp.                               125,000         4,300
* St. Jude Medical, Inc.                      71,508         4,290
  Compaq Computer Corp.                      276,930         4,290
  Ford Motor Co.                             174,713         4,289
* Toys R Us, Inc.                            171,600         4,247
* Comverse Technology, Inc.                   74,000         4,225
* Thermo Electron Corp.                      191,234         4,211
* ICOS Corp.                                  65,200         4,173
* Weatherford International, Inc.             86,000         4,128
* Wellpoint Health
   Networks Inc. Class A                      43,703         4,119
  Homestake Mining Co.                       529,900         4,107
  The Gap, Inc.                              141,187         4,094
  Golden State Bancorp Inc.                  132,700         4,087
* Harrah's Entertainment, Inc.               115,200         4,067
  The Pepsi Bottling Group, Inc.             100,900         4,046
* AMR Corp.                                  111,700         4,036
  Stilwell Financial, Inc.                   119,900         4,024
  The PMI Group Inc.                          55,300         4,018
  Telephone & Data Systems, Inc.              36,900         4,013
* Sabre Holdings Corp.                        80,136         4,007
  Honeywell International Inc.               114,500         4,006
* SPX Corp.                                   31,800         3,981
* Intuit, Inc.                                99,400         3,975
* MedImmune Inc.                              84,000         3,965
* Niagara Mohawk Holdings Inc.               222,800         3,941
  Cintas Corp.                                84,500         3,908
  Lucent Technologies, Inc.                  629,354         3,902
  Total System Services, Inc.                137,250         3,898
  Ocean Energy, Inc.                         223,140         3,894

--------------------------------------------------------------------------------
                                                            MARKET
TAX-MANAGED                                                 VALUE^
CAPITAL APPRECIATION FUND                     Shares         (000)
--------------------------------------------------------------------------------
* Smurfit-Stone Container Corp.              239,902         3,886
  Radian Group, Inc.                          95,820         3,876
  Danaher Corp.                               68,100         3,814
  Devon Energy Corp.                          72,443         3,803
* Atmel Corp.                                280,800         3,788
* Biogen, Inc.                                69,600         3,783
  CVS Corp.                                   97,428         3,761
  AMBAC Financial Group Inc.                  64,350         3,745
* Citrix Systems, Inc.                       107,300         3,745
  Northrop Grumman Corp.                      46,708         3,741
  Expeditors International of
   Washington, Inc.                           62,200         3,732
  Fluor Corp.                                 81,700         3,689
* BroadWing Inc.                             150,800         3,687
* LSI Logic Corp.                            194,500         3,657
* USA Networks, Inc.                         129,260         3,644
* Univision Communications Inc.               84,100         3,598
  Illinois Tool Works, Inc.                   56,600         3,583
* Gentex Corp.                               128,300         3,576
  Delta Air Lines, Inc.                       80,700         3,557
* Cooper Cameron Corp.                        63,700         3,554
* Robert Half International, Inc.            142,800         3,554
* Cablevision Systems-
   NY Group A                                 60,700         3,551
* BJ Services Co.                            125,000         3,548
* Genentech, Inc.                             64,300         3,543
* Agere Systems Inc.                         470,000         3,525
  Moody's Corp.                              104,300         3,494
* Smith International, Inc.                   58,300         3,492
  M & T Bank Corp.                            46,200         3,488
  Gillette Co.                               119,816         3,473
* Trigon Healthcare, Inc.                     53,500         3,469
* Teradyne, Inc.                             104,800         3,469
* Sanmina Corp.                              148,000         3,465
  Estee Lauder Cos. Class A                   80,200         3,457
  IBP, Inc.                                  136,800         3,454
  Transatlantic Holdings, Inc.                28,100         3,443
* Nabors Industries, Inc.                     92,000         3,422
  Minnesota Mining &
   Manufacturing Co.                          29,900         3,412
  Apache Corp.                                67,200         3,410
* Mercury Interactive Corp.                   56,800         3,402
* BMC Software, Inc.                         150,800         3,399
  Wesco Financial Corp.                        9,710         3,378
* CDW Computer Centers, Inc.                  84,900         3,371
  The Hartford Financial Services
   Group Inc.                                 49,200         3,365
* Universal Health Services
   Class B                                    73,800         3,358
  Kerr-McGee Corp.                            50,649         3,357
  Bank One Corp.                              93,359         3,342
  Rouse Co. REIT                             115,900         3,321
* Western Wireless Corp.
   Class A                                    77,100         3,315
  EOG Resources, Inc.                         93,000         3,306
  Countrywide Credit
   Industries, Inc.                           72,000         3,303
* Navistar International Corp.               117,400         3,302
* Continental Airlines, Inc. Class B          66,900         3,295
  Lyondell Chemical Co.                      211,700         3,256
* DST Systems, Inc.                           61,400         3,236
* Conseco Inc.                               237,000         3,235
  Newmont Mining Corp.                       173,656         3,232
* Noble Drilling Corp.                        98,100         3,213
* NCR Corp.                                   68,337         3,212
  Mylan Laboratories, Inc.                   113,750         3,200
  The MONY Group Inc.                         79,500         3,190
* Celgene Corp.                              110,300         3,182
* FMC Corp.                                   46,300         3,174
* Energizer Holdings, Inc.                   137,828         3,163
  Molex, Inc.                                 85,656         3,129
* QLogic Corp.                                48,400         3,119
* CNA Financial Corp.                         79,000         3,117
  CenturyTel, Inc.                           102,600         3,109
  SCANA Corp.                                108,800         3,090
* Tech Data Corp.                             92,300         3,079
* Brinker International, Inc.                119,100         3,079
  Amerada Hess Corp.                          37,800         3,054
* Global Marine, Inc.                        163,400         3,044
  General Dynamics Corp.                      39,100         3,042
* Northwest Airlines Corp.
   Class A                                   120,200         3,035
* KEMET Corp.                                152,800         3,027
* Triton PCS, Inc.                            73,800         3,026
  Plum Creek Timber
   Company Inc.                              107,500         3,021
* Fox Entertainment
   Group, Inc. Class A                       108,200         3,019
  Mattel, Inc.                               158,132         2,992
* Sepracor Inc.                               75,000         2,985
  The St. Joe Co.                            110,900         2,981
  Federated Investors, Inc.                   92,550         2,980
  ENSCO International, Inc.                  126,400         2,958
  Allmerica Financial Corp.                   51,344         2,952
* ADC Telecommunications, Inc.               446,900         2,950
  Sprint Corp.                               138,000         2,948
  FleetBoston Financial Corp.                 74,700         2,947
* EchoStar
   Communications Corp.                       90,500         2,934
* Dollar Tree Stores, Inc.                   105,250         2,930
* Sealed Air Corp.                            78,636         2,929
* MiniMed, Inc.                               61,000         2,928
  Millipore Corp.                             47,200         2,925
  PepsiAmericas, Inc.                        216,900         2,885
  Becton, Dickinson & Co.                     80,600         2,885
* MGM Mirage, Inc.                            96,132         2,880
* Rational Software Corp.                    102,600         2,878
  General Motors Corp.                        44,682         2,875

--------------------------------------------------------------------------------
                                                            MARKET
TAX-MANAGED                                                 VALUE^
CAPITAL APPRECIATION FUND                     Shares         (000)
--------------------------------------------------------------------------------
* Broadcom Corp.                              67,200         2,873
* Park Place Entertainment                   234,600         2,839
* Citizens Communications Co.                235,002         2,827
* Hanover Compressor Co.                      85,400         2,826
  Sigma-Aldrich Corp.                         72,900         2,815
  Zions Bancorp                               47,600         2,808
* Rowan Cos., Inc.                           126,600         2,798
* Adelphia Communications
   Corp. Class A                              68,150         2,794
  Darden Restaurants Inc.                     99,900         2,787
* Grant Prideco, Inc.                        158,500         2,772
* Big Lots Inc.                              201,106         2,751
* Oxford Health Plan                          95,900         2,743
  Wrigley, (Wm.) Jr. Co.                      58,200         2,727
* National Semiconductor Corp.                93,200         2,714
* Apogent Technologies Inc.                  110,300         2,713
  Neuberger Berman Inc.                       39,600         2,693
* TeleCorp PCS, Inc.                         138,628         2,685
  C.H. Robinson Worldwide, Inc.               96,200         2,683
  Legg Mason Inc.                             53,400         2,657
  ALLTEL Corp.                                42,953         2,631
* Computer Sciences Corp.                     75,900         2,626
  U.S. Bancorp                               115,000         2,621
* SCI Systems, Inc.                          102,200         2,606
* Synopsys, Inc.                              53,827         2,605
* KPMG Consulting Inc.                       169,500         2,602
  Delphi Automotive
   Systems Corp.                             162,994         2,596
  USA Education Inc.                          35,400         2,584
  Noble Affiliates, Inc.                      72,700         2,570
* Outback Steakhouse                          88,650         2,553
  Manpower Inc.                               85,100         2,544
  Herman Miller, Inc.                        105,100         2,543
  Dollar General Corp.                       128,687         2,509
* Tellabs, Inc.                              129,400         2,508
* Juniper Networks, Inc.                      80,500         2,504
* Applied Micro Circuits Corp.               145,100         2,496
  Praxair, Inc.                               53,100         2,496
  Coca-Cola Enterprises, Inc.                152,600         2,495
* Varco International, Inc.                  133,500         2,484
  Anheuser-Busch Cos., Inc.                   60,000         2,472
  Marriott International, Inc.
   Class A                                    51,700         2,447
* Jabil Circuit, Inc.                         78,400         2,419
  NSTAR                                       56,500         2,405
* Cadence Design Systems, Inc.               129,000         2,403
* National-Oilwell, Inc.                      89,300         2,393
* Charter Communications, Inc.               102,400         2,391
* U.S. Cellular Corp.                         40,800         2,352
  MBIA, Inc.                                  42,000         2,339
* PanAmSat Corp.                              60,100         2,337
  Fastenal Co.                                37,500         2,324
* Pride International Inc.                   121,300         2,305
* Express Scripts                             41,800         2,300
* Newfield Exploration Co.                    71,400         2,289
  Northeast Utilities                        107,400         2,229
  Caterpillar, Inc.                           44,000         2,202
  The Bank of New York Co., Inc.              45,800         2,198
* Chris-Craft Industries, Inc.                30,695         2,192
* Waters Corp.                                79,300         2,189
  IMS Health, Inc.                            76,000         2,166
* US Airways Group, Inc.                      88,700         2,155
* i2 Technologies, Inc.                      108,800         2,154
* NRG Energy, Inc.                            96,800         2,137
* Compuware Corp.                            151,200         2,115
* Capstone Turbine Corp.                      95,000         2,098
  Reinsurance Group of
   America, Inc.                              55,200         2,092
* Convergys Corp.                             67,400         2,039
  RadioShack Corp.                            66,600         2,031
  ITT Industries, Inc.                        45,900         2,031
  Baker Hughes, Inc.                          60,480         2,026
* American Tower Corp.
   Class A                                    98,000         2,026
* Immunex Corp.                              114,026         2,024
* Marine Drilling Co., Inc.                  105,700         2,020
  Burlington Resources, Inc.                  50,500         2,017
* Gateway, Inc.                              122,400         2,013
  Beckman Coulter, Inc.                       49,000         1,999
  PerkinElmer, Inc.                           72,600         1,999
* Metro-Goldwyn-Mayer Inc.                    86,000         1,948
* Vitesse Semiconductor Corp.                 91,900         1,934
  Hercules, Inc.                             170,400         1,926
* Orion Power Holdings, Inc.                  80,500         1,917
* Quanta Services, Inc.                       86,800         1,913
* Amazon.com, Inc.                           135,000         1,910
* Coach, Inc.                                 50,000         1,903
  Massey Energy Co.                           95,000         1,877
* Network Appliance, Inc.                    135,500         1,856
  FirstEnergy Corp.                           55,900         1,798
  Edison International                       161,000         1,795
* Knight Trading Group, Inc.                 167,150         1,787
* Emulex Corp.                                44,000         1,778
  Martin Marietta Materials, Inc.             35,900         1,777
* Peabody Energy Corp.                        53,400         1,749
  Union Pacific Corp.                         31,253         1,716
* AmeriCredit Corp.                           33,000         1,714
* Human Genome Sciences, Inc.                 28,400         1,711
* NTL Inc.                                   141,306         1,703
* Laboratory Corp. of
   America Holdings                           21,900         1,684
* Instinet Group Inc.                         89,000         1,659
* Palm, Inc.                                 270,691         1,643
  DENTSPLY International Inc.                 36,400         1,614
* Plug Power, Inc.                            74,900         1,613
* Time Warner Telecom Inc.                    47,900         1,606

--------------------------------------------------------------------------------
                                                            MARKET
TAX-MANAGED                                                 VALUE^
CAPITAL APPRECIATION FUND                     Shares         (000)
--------------------------------------------------------------------------------
* Arrow Electronics, Inc.                     65,500         1,591
* American Power
   Conversion Corp.                          100,400         1,581
* Reliant Resources, Inc.                     64,000         1,581
* IDEC Pharmaceuticals Corp.                  23,100         1,564
  Circuit City Stores, Inc.                   85,000         1,530
  Computer Associates
   International, Inc.                        42,289         1,522
  Dime Bancorp, Inc.                          40,700         1,516
  Autodesk, Inc.                              39,900         1,488
* Smithfield Foods, Inc.                      36,900         1,487
* McLeodUSA, Inc. Class A                    317,700         1,458
* Lear Corp.                                  41,400         1,445
  Williams Cos., Inc.                         43,789         1,443
  PG&E Corp.                                 128,000         1,434
* Shaw Group, Inc.                            34,600         1,387
* Sicor, Inc.                                 59,500         1,374
* Sonus Networks, Inc.                        58,800         1,374
* Millennium
   Pharmaceuticals, Inc.                      38,600         1,373
* Cabot Microelectronics Corp.                22,100         1,370
* Yahoo!, Inc.                                68,000         1,359
* Investment Technology
   Group, Inc.                                26,800         1,348
* Barrett Resources Corp.                     22,800         1,345
* Medicis Pharmaceutical Corp.                25,200         1,336
* Reebok International Ltd.                   41,800         1,336
* Pactiv Corp.                                98,800         1,324
  Tootsie Roll Industries, Inc.               34,200         1,318
* Catellus Development Corp.                  75,100         1,310
* Constellation Brands, Inc.
   Class A                                    31,800         1,304
  W.W. Grainger, Inc.                         31,400         1,292
* Security Capital Group Inc. REIT
   Class B                                    60,300         1,290
* United Rentals, Inc.                        49,300         1,279
* Markel Corp.                                 6,500         1,277
* Barr Labs Inc.                              18,000         1,267
* Whole Foods Market, Inc.                    46,700         1,266
* Jacobs Engineering Group Inc.               19,400         1,265
* Mohawk Industries, Inc.                     35,900         1,264
* Columbia Sportswear Co.                     24,700         1,259
* Abercrombie & Fitch Co.                     28,300         1,259
* Mettler-Toledo International Inc.           29,600         1,257
  Roslyn Bancorp, Inc.                        47,400         1,247
  Loews Corp.                                 18,800         1,211
* Labranche & Co. Inc.                        41,500         1,204
  Leucadia National Corp.                     36,800         1,194
* Pioneer Natural Resources Co.               70,000         1,194
* Alleghany Corp.                              5,800         1,177
* Unisys Corp.                                80,000         1,177
* Exult Inc.                                  68,100         1,161
  American General Corp.                      24,922         1,158
* Packaging Corp. of America                  74,000         1,149
* Office Depot, Inc.                         110,500         1,147
  Diamond Offshore Drilling, Inc.             33,700         1,114
* Lamar Advertising Co. Class A               24,660         1,085
* Global Industries Ltd.                      86,100         1,074
  E.W. Scripps Co. Class A                    15,235         1,051
* BHC Communications, Inc.
   Class A                                     7,500         1,042
  McKesson HBOC, Inc.                         27,524         1,022
* PMC Sierra Inc.                             32,600         1,013
* Patterson-UTI Energy, Inc.                  56,200         1,004
  NiSource, Inc.                              35,920           982
* PRIMEDIA Inc.                              141,200           959
  The Limited, Inc.                           56,874           940
  Hasbro, Inc.                                62,100           897
  21st Century Insurance Group                47,300           880
* Level 3 Communications, Inc.               153,900           845
* Allegiance Telecom, Inc.                    54,750           821
  Newell Rubbermaid, Inc.                     32,660           820
  Hilton Hotels Corp.                         69,750           809
  Sovereign Bancorp, Inc.                     61,000           793
  ServiceMaster Co.                           66,000           792
* Cablevision Systems Corp.-
   Rainbow Media Group                        30,350           783
* Timberland Co.                              19,500           770
  First Union Corp.                           22,000           769
* Finisar Corp.                               41,100           768
* Quantum Corp.-DLT &
   Storage Systems                            76,000           767
* Global Power Equipment
   Group Inc.                                 26,000           762
  United Technologies Corp.                   10,000           733
* Viacom Inc. Class A                         13,688           726
  Belo Corp. Class A                          38,400           723
* BroadVision, Inc.                          135,000           675
* Crown Castle
   International Corp.                        41,100           674
  Host Marriott Corp. REIT                    50,543           633
  NIKE, Inc. Class B                          14,800           621
  Fifth Third Bancorp                         10,000           601
* Hispanic Broadcasting Corp.                 20,700           594
  Nucor Corp.                                 11,900           582
* 3Com Corp.                                 117,375           558
* Applera Corp.-Celera
   Genomics Group                             14,000           555
* WorldCom, Inc.-MCI Group                    33,075           533
  Reynolds & Reynolds Class A                 23,500           516
* Metromedia Fiber
   Network, Inc.                             249,000           508
* Micromuse Inc.                              18,000           504
* Novellus Systems, Inc.                       8,800           500
* Cabletron Systems, Inc.                     21,700           496
  Tosco Corp.                                 11,000           485

--------------------------------------------------------------------------------
                                                            MARKET
TAX-MANAGED                                                 VALUE^
CAPITAL APPRECIATION FUND                     Shares         (000)
--------------------------------------------------------------------------------
* Boston Scientific Corp.                     28,200           479
* Exodus Communications, Inc.                229,100           472
* Integrated Device
   Technology Inc.                            14,100           447
  Burlington Northern
   Santa Fe Corp.                             14,493           437
  Sealed Air Corp. $2.00 Cvt. Pfd.            10,117           404
* Mandalay Resort Group                       14,200           389
  Albertson's, Inc.                           12,800           384
  TXU Corp.                                    7,965           384
* Avaya Inc.                                  27,696           379
* McDATA Corp. Class A                        20,987           368
* Ceridian Corp.                              19,100           366
  Valero Energy Corp.                          9,800           360
  Liz Claiborne, Inc.                          7,000           353
* Saks Inc.                                   35,000           336
  Torchmark Corp.                              8,000           322
  Georgia Pacific Group                        8,642           293
* VeriSign, Inc.                               4,800           288
  UAL Corp.                                    7,600           267
  Nordstrom, Inc.                             13,500           250
  St. Paul Cos., Inc.                          4,800           243
  The Clorox Co.                               6,420           217
  Cinergy Corp.                                5,700           199
  Baxter International, Inc.                   4,000           196
* Parametric Technology Corp.                 14,000           196
  Visteon Corp.                               10,444           192
* Openwave Systems Inc.                        5,000           174
  Florida East Coast Industries, Inc.
   Class B                                     3,430           121
* Williams Communications
   Group, Inc.                                36,012           106
* Conexant Systems, Inc.                       6,800            61
  Archer-Daniels-Midland Co.                   4,546            59
* Aetna Inc.                                   1,497            39
  Deutsche Telekom AG ADR                      1,145            26
  Allegheny Technologies Inc.                  1,271            23
  Xcel Energy, Inc.                              155             4
  Lockheed Martin Corp.                          100             4
  Kellogg Co.                                    100             3
  R.J. Reynolds Tobacco
   Holdings, Inc.                                 53             3
* Captaris Inc.                                1,000             2
  Rohm & Haas Co.                                 50             2
  International Paper Co.                         38             1
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $2,122,379)                                       2,828,181
--------------------------------------------------------------------------------
                                                Face        Market
                                              Amount        Value^
                                               (000)         (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.6%)
--------------------------------------------------------------------------------
Repurchase Agreements
Collateralized by U.S. Government
Obligations in a Pooled
Cash Account
4.07%, 7/2/2001                              $ 3,393         3,393
4.07%, 7/2/2001--Note F                       12,395        12,395
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
 (Cost $15,788)                                             15,788
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.6%)
 (Cost $2,138,167)                                       2,843,969
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES                                (-0.6%)
--------------------------------------------------------------------------------
Other Assets--Note B                                        48,419
Liabilities--Note F                                        (64,988)
                                                      ------------
                                                           (16,569)
                                                      ------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                       $2,827,400
================================================================================
^See Note A in Notes to Financial Statements.
*Non-income-producing security.
ADR--American Depositary Receipt.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                            Amount
                                                             (000)
--------------------------------------------------------------------------------
Paid-in Capital                                         $2,277,708
Undistributed Net Investment Income                          5,611
Accumulated Net Realized Losses                           (161,721)
Unrealized Appreciation--Note E                            705,802
--------------------------------------------------------------------------------
NET ASSETS                                              $2,827,400
================================================================================
Investor Shares--Net Assets
Applicable to 94,156,926 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                              $2,634,516
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INVESTOR SHARES                                            $27.98
================================================================================
Institutional Shares--Net Assets
Applicable to 6,889,499 outstanding $.001
 par value shares of beneficial interest
 (unlimited authorization)                                $192,884
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
 INSTITUTIONAL SHARES                                       $28.00
================================================================================

-----------------------------------------------------------------
                                                          MARKET
TAX-MANAGED                                               VALUE^
SMALL-CAP FUND                                SHARES       (000)
-----------------------------------------------------------------
COMMON STOCKS (100.2%)
-----------------------------------------------------------------
* Cephalon, Inc.                              70,900    $  4,998
* Universal Health Services Class B           86,000       3,913
* Varian Medical Systems, Inc.                47,600       3,403
  Commerce Bancorp, Inc.                      46,205       3,239
* Patterson Dental Co.                        96,300       3,178
* Smithfield Foods, Inc.                      75,800       3,055
* Barrett Resources Corp.                     46,944       2,770
  Fidelity National Financial, Inc.          111,900       2,749
* AdvancePCS                                  42,900       2,748
* RSA Security Inc.                           82,000       2,538
  Cullen/Frost Bankers, Inc.                  73,500       2,488
  XTO Energy, Inc                            173,300       2,487
* Constellation Brands, Inc. Class A          60,200       2,468
  D. R. Horton, Inc.                         107,906       2,449
* Shaw Group, Inc.                            58,700       2,354
  New York Community Bancorp, Inc.            62,350       2,347
* Copart, Inc.                                79,000       2,311
* Medicis Pharmaceutical Corp.                43,000       2,279
* ResMed Inc.                                 44,900       2,270
* Pharmaceutical Product Development, Inc.    73,900       2,255
  Skywest, Inc.                               80,300       2,248
  Fleming Cos., Inc.                          62,900       2,246
* Timberland Co.                              56,500       2,232
* Renal Care Group, Inc.                      67,600       2,223
* Zebra Technologies Corp. Class A            44,900       2,205
* 99 Cents Only Stores                        73,550       2,203
* Louis Dreyfus Natural Gas Corp.             63,000       2,196
* Regeneron Pharmaceuticals, Inc.             61,900       2,145
* O'Reilly Automotive, Inc.                   73,500       2,109
* Cognex Corp.                                62,300       2,109
* Orthodontic Centers of America, Inc.        69,300       2,107
  Raymond James Financial, Inc.               68,100       2,084
* Whole Foods Market, Inc.                    76,800       2,081
  Massey Energy Co.                          105,111       2,077
* Cerner Corp.                                49,300       2,071
* Newfield Exploration Co.                    64,100       2,055
* Axcelis Technologies, Inc.                 138,600       2,051
* Toll Brothers, Inc.                         51,600       2,028
  Washington Federal Inc.                     82,160       2,015
* Pride International Inc.                   103,500       1,966
  Fair Issac & Co.                            31,700       1,960
* CEC Entertainment Inc.                      39,650       1,957
  Philadelphia Suburban Corp.                 76,575       1,953
* Varian Semiconductor Equipment
    Associates, Inc.                          46,400       1,949
  OM Group, Inc.                              34,300       1,929
* The Cheesecake Factory                      67,900       1,922
* Techne Corp.                                59,000       1,917
  Downey Financial Corp.                      40,500       1,914
* Michaels Stores, Inc.                       46,000       1,886
* Advanced Energy Industries, Inc.            45,500       1,878
* Coventry Health Care Inc.                   92,800       1,875
* Black Box Corp.                             27,500       1,852
  RGS Energy Group Inc.                       49,200       1,845
* Atlantic Coast Airlines Holdings Inc.       61,400       1,841
  Cambrex Corp.                               36,400       1,841
* Alpha Industries, Inc.                      62,300       1,841
  Pogo Producing Co.                          76,600       1,838
  Ethan Allen Interiors, Inc.                 56,500       1,836
* Priority Healthcare Corp. Class B           64,900       1,835
  Roper Industries Inc.                       43,600       1,820
* THQ Inc.                                    30,500       1,819
* Alliant Techsystems, Inc.                   20,100       1,807
  First Midwest Bancorp Inc.                  58,200       1,795
  First American Corp.                        93,300       1,767
  Harman International Industries, Inc.       45,900       1,748
  Whitney Holdings                            37,000       1,735
* NVR, Inc.                                   11,700       1,732
  Applebee's International, Inc.              53,850       1,723
  Hudson United Bancorp                       67,289       1,716
* HS Resources Inc.                           26,200       1,698
  Vintage Petroleum, Inc.                     90,200       1,687
  Invacare Corp.                              43,600       1,684
  Commercial Federal Corp.                    72,900       1,684
  FactSet Research Systems Inc.               47,000       1,678
* Scotts Co.                                  40,400       1,675
* Zale Corp.                                  49,400       1,665
  Aptargroup Inc.                             51,000       1,654
* Stone Energy Corp.                          37,200       1,648
  Werner Enterprises, Inc.                    67,500       1,637
  Piedmont Natural Gas, Inc.                  45,800       1,627
* Stillwater Mining Co.                       55,000       1,609
  Corn Products International, Inc.           50,200       1,606
* Men's Wearhouse, Inc.                       58,100       1,604
  United Bankshares, Inc.                     59,415       1,592
  La-Z-Boy Inc.                               85,820       1,588
* Linens 'n Things, Inc.                      58,100       1,587
* Performance Food Group Co.                  52,500       1,587
  Pier 1 Imports Inc.                        137,500       1,581
* Province Healthcare Co.                     44,700       1,577
* Tetra Tech, Inc.                            57,975       1,577
  Earthgrains Co.                             60,400       1,570
* Anixter International Inc.                  51,100       1,569
* Mueller Industries Inc.                     47,600       1,567
  Ruby Tuesday, Inc.                          91,400       1,563
  National Data Corp.                         48,000       1,555

-----------------------------------------------------------------
                                                          MARKET
                                                          VALUE^
                                              SHARES       (000)
-----------------------------------------------------------------
COMMON STOCKS (100.2%)
-----------------------------------------------------------------
  Global Payments Inc.                        51,640    $  1,554
  Polaris Industries, Inc.                    33,800       1,548
* Mercury Computer Systems, Inc.              31,000       1,534
* Remedy Corp.                                44,000       1,531
* ITT Educational Services, Inc.              33,800       1,521
* United Stationers, Inc.                     47,800       1,509
* Metro One Telecommunications, Inc.          22,900       1,486
* Southern Union Co.                          72,790       1,485
* IDEXX Laboratories Corp.                    47,300       1,478
* AnnTaylor Stores Corp.                      41,200       1,475
  IDEX Corp.                                  43,300       1,472
* Electro Scientific Industries, Inc.         38,500       1,467
* WMS Industries, Inc.                        45,500       1,464
  Graco, Inc.                                 43,950       1,450
* Insight Enterprises, Inc.                   59,000       1,445
* Jack in the Box Inc.                        55,100       1,438
* Corinthian Colleges, Inc.                   30,400       1,431
* Coherent, Inc.                              39,200       1,418
* Microsemi Corp.                             19,900       1,413
* American Management Systems, Inc.           59,582       1,406
* Southwest Bancorporation of Texas, Inc.     46,500       1,405
  PolyOne Corp.                              134,400       1,399
* Adaptec, Inc.                              140,600       1,398
* Insituform Technologies Class A             38,000       1,387
  Atmos Energy Corp.                          56,500       1,382
* Accredo Health, Inc.                        37,050       1,378
* Anchor Gaming                               21,200       1,370
  Community First Bankshares                  59,500       1,368
  Woodward Governor Co.                       16,100       1,358
  Avista Corp.                                67,700       1,353
  Alpharma, Inc. Class A                      49,400       1,346
* Tom Brown, Inc.                             56,000       1,344
* SEACOR SMIT Inc.                            28,600       1,337
  Diagnostic Products Corp.                   39,700       1,318
* Kansas City Southern Industries, Inc.       83,400       1,318
  Staten Island Bancorp, Inc.                 47,300       1,317
* NYFIX, Inc.                                 40,900       1,307
  Briggs & Stratton Corp.                     30,800       1,297
* Respironics, Inc.                           43,500       1,295
* ATMI, Inc.                                  43,100       1,293
* Lone Star Technologies, Inc.                35,300       1,278
* Veritas DGC Inc.                            45,600       1,265
  Burlington Coat Factory Warehouse Corp.     63,100       1,262
  Chittenden Corp.                            37,500       1,262
  Florida Rock Industries, Inc.               26,700       1,252
* Mid Atlantic Medical Services, Inc.         69,600       1,248
  Technitrol, Inc.                            47,800       1,243
  Regis Corp.                                 59,200       1,243
* Noven Pharmaceuticals, Inc.                 31,500       1,235
* MAXIMUS, Inc.                               30,700       1,231
* DuPont Photomasks, Inc.                     25,500       1,230
  ABM Industries                              33,000       1,229
  MDC Holdings, Inc.                          34,520       1,222
  Energen Corp.                               44,100       1,217
* Enzo Biochem, Inc.                          35,390       1,214
* Sonic Corp.                                 37,900       1,203
* US Oncology, Inc.                          134,500       1,196
* HNC Software, Inc.                          47,800       1,195
* Kulicke & Soffa Industries, Inc.            69,500       1,193
* Stratos Lightwave, Inc.                     91,561       1,190
  Brady Corp. Class A                         32,800       1,185
  Trenwick Group Ltd                          51,600       1,183
* Barra, Inc.                                 30,200       1,182
  Trustco Bank                                88,562       1,182
* Rehabcare Corp.                             24,200       1,166
* NBTY, Inc.                                  93,500       1,163
  The South Financial Group, Inc.             61,600       1,163
  C & D Technology Inc.                       37,500       1,163
* Bally Total Fitness Holding Corp.           39,200       1,161
* American Italian Pasta Co.                  25,000       1,160
  Jefferies Group, Inc.                       35,300       1,144
* Brooks Automation, Inc.                     24,800       1,143
  New Jersey Resources Corp.                  25,200       1,139
* Cal Dive International, Inc.                46,300       1,139
  Susquehanna Bancshares, Inc.                55,870       1,137
  Springs Industries Inc. Class A             25,600       1,129
* Kopin Corp.                                 92,900       1,128
* Chico's Fas, Inc.                           37,900       1,128
* Pediatrix Medical Group, Inc.               33,400       1,109
  Delphi Financial Group, Inc.                28,766       1,107
  USFreightways Corp.                         37,400       1,103
* Haemonetics Corp.                           36,100       1,101
* Sybron Dental Specialties, Inc.             53,700       1,100
* Cymer, Inc.                                 43,500       1,100
* CryoLife Inc.                               26,800       1,096
  UniSource Energy Corp.                      47,500       1,091
* Photronics Labs Inc.                        42,500       1,091
* Syncor International Corp.                  35,000       1,085
  Delta & Pine Land Co.                       55,200       1,085
  Southwest Gas Corp.                         45,600       1,080
* Elantec Semiconductor, Inc.                 31,900       1,078
  Cooper Cos., Inc.                           20,800       1,069
* Bio-Technology General Corp.                81,500       1,068
* Swift Energy Co.                            35,300       1,064
* Hain Celestial Group, Inc.                  48,100       1,058
  Wolverine World Wide, Inc.                  59,200       1,058
* Aspen Technologies, Inc.                    43,600       1,055
* DMC Stratex Networks, Inc.                 105,400       1,054
* Genesco, Inc.                               31,358       1,054
  Oshkosh Truck Corp.                         23,800       1,053
* Dionex Corp.                                31,600       1,051

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                                                          MARKET
TAX-MANAGED                                               VALUE^
SMALL-CAP FUND                                SHARES       (000)
-----------------------------------------------------------------
COMMON STOCKS (100.2%)
-----------------------------------------------------------------
  UGI Corp. Holding Co.                       38,700    $  1,045
  CH Energy Group, Inc.                       23,700       1,042
* Simpson Manufacturing Co.                   17,200       1,041
* Pacific Sunwear of California               46,300       1,039
* AstroPower, Inc.                            19,900       1,038
  Reliance Steel & Aluminum Co.               41,050       1,037
  Baldor Electric Co.                         48,500       1,036
  Manitowac Co., Inc.                         35,100       1,035
* Del Webb Corp.                              26,700       1,033
* Heartland Express, Inc.                     45,250       1,032
  First Bancorp/Puerto Rico                   38,200       1,031
  Cabot Oil & Gas Corp. Class A               42,000       1,025
* Administaff, Inc.                           39,200       1,019
  Texas Industries, Inc.                      29,600       1,018
  Tredegar Corp.                              53,100       1,017
  MAF Bancorp, Inc.                           32,900       1,010
* Cable Design Technologies                   62,300       1,007
* Impath, Inc.                                22,660       1,004
* Arbitron Inc.                               41,600       1,003
* Midway Games Inc.                           54,000         999
  Standard Pacific Corp.                      43,100         998
  UIL Holdings Corp.                          20,400         991
* Verity, Inc.                                49,600         990
* Information Holdings Inc.                   30,600         988
* Vicor Corp.                                 60,600         988
* ADVO, Inc.                                  28,900         987
  Helix Technology Corp.                      32,200         981
  Datascope Corp.                             21,100         972
* F.Y.I. Inc.                                 23,700         972
  Selective Insurance Group                   36,300         968
* Footstar Inc.                               28,100         967
  Ryland Group, Inc.                          19,100         966
  Mentor Corp.                                33,800         963
* Nautica Enterprises, Inc.                   47,100         962
  Central Parking Corp.                       51,300         959
  John H. Harland Co.                         41,000         955
  Hooper Holmes, Inc.                         92,900         952
  Belden, Inc.                                35,300         944
  Clarcor Inc.                                34,600         929
* Input/Output, Inc.                          73,100         928
  Casey's General Stores                      70,850         921
* Forward Air Corp.                           30,700         919
  Provident Bankshares Corp.                  36,544         911
  St. Mary Land & Exploration Co.             39,000         911
  Winnebago Industries, Inc.                  29,500         907
  Owens & Minor, Inc. Holding Co.             47,700         906
* General Communication, Inc.                 74,800         905
* Read Rite Corp.                            169,500         903
* Monaco Coach Corp.                          27,200         903
* Fossil, Inc.                                43,500         903
* Cost Plus, Inc.                             30,000         900
* Aeroflex, Inc.                              85,500         898
* Hot Topic, Inc.                             28,800         896
  Northwest Natural Gas Co.                   35,900         894
  East West Bancorp, Inc.                     32,900         888
  Lennox International Inc.                   80,638         883
* SPS Technologies, Inc.                      18,500         877
* Paxar Corp.                                 60,500         871
* BE Avionics Inc.                            45,500         867
  Libbey, Inc.                                21,700         862
  The Pep Boys (Manny, Moe & Jack)            76,100         855
  Hilb, Rogal and Hamilton Co.                19,400         849
  Analogic Corp.                              18,600         847
* AXT, Inc.                                   31,700         846
* Kirby Corp.                                 34,300         845
* Actel Corp.                                 34,400         845
* SCP Pool Corp.                              24,350         839
  Russ Berrie and Co., Inc.                   28,500         838
* ArthroCare Corp.                            32,000         837
* Group 1 Automotive, Inc.                    28,200         835
* Triarc Cos., Inc. Class A                   31,800         833
* Landstar System                             12,200         830
* Harmonic, Inc.                              82,900         829
  Hughes Supply, Inc.                         34,600         818
* Progress Software Corp.                     50,400         816
  UCBH Holdings, Inc.                         26,900         816
* Steel Dynamics, Inc.                        65,300         816
  Great Atlantic & Pacific Tea Co., Inc.      55,000         814
  The Toro Co.                                18,100         814
* Ultratech Stepper, Inc.                     31,600         811
* Quiksilver, Inc.                            32,400         810
  Wellman, Inc.                               45,245         810
  CTS Corp.                                   39,300         806
* Ciber, Inc.                                 84,800         806
* Ralcorp Holdings, Inc.                      42,900         804
  MacDermid, Inc.                             44,500         801
  G & K Services, Inc.                        29,700         799
  Penton Media, Inc. Class A                  45,500         796
  LandAmerica Financial Group, Inc.           24,900         793
* The Profit Recovery Group
    International, Inc.                       68,400         784
* Champion Enterprises, Inc.                  68,400         778
* Checkpoint Systems, Inc.                    43,700         778
  GenCorp, Inc.                               60,700         777
  American Financial Holdings, Inc.           32,900         776
* IHOP Corp.                                  28,900         776
* Ionics, Inc.                                24,600         775
  Russell Corp.                               45,500         773
* PolyMedica Corp.                            18,900         765
  Northwestern Corp.                          34,000         762

-----------------------------------------------------------------
                                                          MARKET
                                                          VALUE^
                                              SHARES       (000)
-----------------------------------------------------------------
COMMON STOCKS (100.2%)
-----------------------------------------------------------------
* CACI International, Inc.                    16,200    $    761
* Prime Hospitality Corp.                     64,200         761
  Patina Oil & Gas Corp.                      28,700         761
* Christopher & Banks Corp.                   23,300         760
  Tucker Anthony Sutro Corp.                  34,400         757
  Milacron Inc.                               48,000         752
  Kellwood Co.                                32,300         746
* FileNet Corp.                               50,400         746
* Spherion Corp.                              83,200         745
  JLG Industries, Inc.                        60,200         743
* ViaSat, Inc.                                31,100         743
* Alliance Semiconductor Corp.                61,200         736
* First Federal Financial Corp.               24,600         733
* Avant! Corp.                                54,800         729
* Kronos, Inc.                                17,785         728
  The Standard Register Co.                   39,100         723
  Sterling Bancshares, Inc.                   37,400         717
* INAMED Corp.                                29,300         716
* Intermagnetics General Corp.                22,039         714
* WetSeal, Inc. Class A                       20,600         713
* Hyperion Solutions Corp.                    47,200         708
* Artesyn Technologies, Inc.                  54,500         703
* Buckeye Technology, Inc.                    48,800         703
* CUNO Inc.                                   23,400         702
  Georgia Gulf Corp.                          45,000         698
* Pre-Paid Legal Services, Inc.               31,700         697
  Arch Chemicals, Inc.                        31,800         694
  Riggs National Corp.                        40,600         690
* Rare Hospitality International Inc.         30,500         689
  Cato Corp. Class A                          35,300         689
* Atwood Oceanics, Inc.                       19,600         688
* Oceaneering International, Inc.             33,100         687
* Financial Federal Corp.                     23,700         686
  Laclede Gas Co.                             27,000         686
* Hutchinson Technology, Inc.                 36,000         686
* Teledyne Technologies, Inc.                 45,000         684
  Arnold Industries, Inc.                     35,187         681
* PAREXEL International Corp.                 34,900         681
* Benchmark Electronics, Inc.                 27,900         680
* Aztar Corp.                                 56,100         679
  Park Electrochemical Corp.                  25,450         672
* Philadelphia Consolidated Holding Corp.     19,300         671
* Trimble Navigation Ltd.                     34,400         670
  Zenith National Insurance Corp.             24,800         670
* Arkansas Best Corp.                         29,000         668
* ESS Technology, Inc.                        62,800         666
  Fleetwood Enterprises, Inc.                 46,900         660
* Carreker Corp.                              30,700         660
* URS Corp.                                   24,400         659
  Fremont General Corp.                      101,000         657
  Roadway Corp.                               27,551         655
  Barnes Group, Inc.                          26,500         655
  AAR Corp.                                   38,200         653
* Yellow Corp.                                34,400         653
* Tower Automotive, Inc.                      63,600         652
* School Specialty, Inc.                      25,000         646
* Esterline Technologies Corp.                29,600         644
* Radiant Systems, Inc.                       39,800         642
  Universal Forest Products, Inc.             28,400         639
  Watts Industries Class A                    37,600         637
  Dimon Inc.                                  63,700         637
* P.F. Chang's China Bistro, Inc.             16,800         637
  Thomas Industries, Inc.                     21,500         634
* Dendrite International, Inc.                56,500         627
  Valmont Industries, Inc.                    34,400         626
  Cohu, Inc.                                  27,800         626
  R.L.I. Corp.                                13,900         624
  Regal-Beloit Corp.                          29,800         623
* ArQule, Inc.                                28,700         622
* Panera Bread Co.                            19,600         619
* Stein Mart, Inc.                            59,800         618
* Power Integrations, Inc.                    39,300         613
  Vital Signs, Inc.                           18,300         605
* Allen Telecom Inc.                          40,000         600
  A.O. Smith Corp.                            33,500         600
* The Dress Barn, Inc.                        26,200         596
* Mesa Air Group Inc.                         48,200         595
* Remington Oil & Gas Corp.                   31,200         593
* Action Performance Cos., Inc.               23,700         593
* On Assignment, Inc.                         32,900         592
* APW Ltd.                                    58,300         592
  Commercial Metals Co.                       18,400         589
* Plains Resources                            24,800         589
* Rogers Corp.                                21,900         580
  Oshkosh B' Gosh, Inc. Class A               17,400         579
* Offshore Logistics, Inc.                    30,400         578
* Avid Technology, Inc.                       36,700         576
  The Marcus Corp.                            41,200         575
* General Semiconductor, Inc.                 54,300         568
* Conmed Corp.                                21,800         568
  Thor Industries, Inc.                       17,200         567
* Pericom Semiconductor Corp.                 35,900         564
* Heidrick & Struggles International, Inc.    27,700         563
  Kaman Corp. Class A                         31,800         563
  Phillips-Van Heusen Corp.                   38,800         559
* Ryan's Family Steak Houses, Inc.            45,600         559
  Elcor Corp.                                 27,500         557
  ChemFirst Inc.                              21,200         555
* C-COR Electronics, Inc.                     46,200         554
* Three-Five Systems, Inc.                    30,698         552
  International Multifoods Corp.              26,600         552
* United Natural Foods, Inc.                  26,100         547

-----------------------------------------------------------------
                                                          MARKET
TAX-MANAGED                                               VALUE^
SMALL-CAP FUND                                SHARES       (000)
-----------------------------------------------------------------
COMMON STOCKS (100.2%)
-----------------------------------------------------------------
  Interface, Inc.                             72,900    $    547
* MICROS Systems, Inc.                        24,800         546
* Proxim, Inc.                                38,500         543
  Bowne & Co., Inc.                           47,200         543
  Watsco, Inc.                                38,100         537
  Chesapeake Corp. of Virginia                21,600         535
  Applied Industrial Technology, Inc.         28,200         534
* Dril-Quip, Inc.                             24,700         532
* Factory 2-U Stores Inc.                     18,100         531
  Foster Wheeler Ltd.                         58,200         527
  Anchor Bancorp Wisconsin Inc.               33,000         525
* InterVoice-Brite, Inc.                      47,600         524
* Electroglas, Inc.                           29,500         522
  Landry's Restaurants, Inc.                  30,700         522
* Phoenix Technologies Ltd.                   35,700         521
  Mutual Risk Management Ltd.                 58,400         520
  Chemed Corp.                                14,300         517
* O'Charley's Inc.                            26,500         514
* MemberWorks, Inc.                           22,000         509
  Apogee Enterprises, Inc.                    40,500         506
* Ultimate Electronics, Inc.                  15,600         506
  The Stride Rite Corp.                       59,300         504
  Pioneer Standard Electronics Inc.           39,300         503
  Schweitzer-Mauduit International, Inc.      21,200         500
* MRO Software Inc.                           31,600         499
  Arctic Cat, Inc.                            34,300         497
  Quanex Corp.                                19,200         497
* Symmetricom Inc.                            33,900         496
  Deltic Timber Corp.                         17,200         495
  Bel Fuse, Inc. Class B                      14,850         494
  WD-40 Co.                                   21,900         491
* Photon Dynamics, Inc.                       18,200         491
  American States Water Co.                   14,400         490
* Frontier Airlines, Inc.                     39,950         489
  Coca-Cola Bottling Co.                      12,400         488
* Armor Holdings, Inc.                        32,500         488
* TETRA Technologies, Inc.                    19,800         484
  Aaron Rents, Inc. Class B                   28,100         478
  GBC Bancorp                                 16,700         477
* Astec Industries, Inc.                      27,600         476
  Keithley Instruments Inc.                   22,300         475
* Sola International Inc.                     33,400         471
  Southwest Securities Group, Inc.            22,720         470
* Griffon Corp.                               42,700         470
* Theragenics Corp.                           42,000         469
* Seitel, Inc.                                35,800         469
* RadiSys Corp.                               20,300         464
  Myers Industries, Inc.                      30,700         464
* CDI Corp.                                   27,100         460
* Gardner Denver Inc.                         22,400         460
* Advanced Tissue Sciences Inc.               91,400         457
  NUI Corp.                                   19,800         457
  Brown Shoe Company, Inc.                    25,300         457
* Mapinfo Corp.                               20,700         455
* Startek, Inc.                               20,000         452
* RTI International Metals                    29,600         451
  Inter-Tel, Inc.                             37,900         451
* Pinnacle Systems, Inc.                      72,800         440
  Methode Electronics, Inc. Class A           51,200         440
  Robbins & Myers, Inc.                       15,600         440
* Southwestern Energy Co.                     35,900         440
* JAKKS Pacific, Inc.                         23,500         439
* Auspex Systems, Inc.                        60,000         428
* Information Resources, Inc.                 41,400         428
* Systems & Computer Technology Corp.         47,200         427
* Itron, Inc.                                 22,300         423
* El Paso Electric Co.                        26,000         416
* Nuevo Energy Co.                            25,300         412
  Omnova Solutions Inc.                       56,500         411
* SONICblue Inc.                             124,500         411
  SLI, Inc.                                   49,800         411
* Catapult Communications Corp.               18,200         410
* Pegasus Solutions Inc.                      35,400         409
  Standex International Corp.                 17,300         408
* Standard Microsystem                        22,700         406
  Lawson Products, Inc.                       13,800         404
* Magnatek                                    31,981         400
  Wabash National Corp.                       33,000         399
* Visual Networks, Inc.                       45,400         397
  Nash-Finch Co.                              16,500         389
* SBS Technologies, Inc.                      20,400         386
  Sturm, Ruger & Co., Inc.                    38,600         378
* Volt Information Sciences Inc.              21,600         378
  Brush Engineered Materials Inc.             23,600         378
* Cygnus Inc.                                 36,400         373
* Valence Technology                          57,800         372
* Steak n Shake Co.                           40,100         371
* QRS Corp.                                   22,100         367
* Organogenesis, Inc.                         49,000         363
* Audiovox Corp.                              32,400         360
  Caraustar Industries, Inc.                  38,800         357
  New England Business Service, Inc.          18,400         353
* MGI Pharma, Inc.                            28,100         351
* Boston Communications Group, Inc.           24,200         348
  Gerber Scientific, Inc.                     31,700         347
  K-Swiss, Inc.                               14,300         345
* Midwest Express Holdings, Inc.              19,800         344

-----------------------------------------------------------------
                                                          MARKET
                                                          VALUE^
                                              SHARES       (000)
-----------------------------------------------------------------
COMMON STOCKS (100.2%)
-----------------------------------------------------------------
* 4Kids Entertainment Inc.                    17,500    $    335
  Cascade Natural Gas Corp.                   15,700         334
  Skyline Corp.                               12,200         332
* Key Production Company, Inc.                19,600         326
* Consolidated Graphics, Inc.                 18,700         318
  Lindsay Manufacturing Co.                   16,600         315
* The Gymboree Corp.                          37,000         315
  Luby's, Inc.                                31,800         311
  Central Vermont Public Service Corp.        16,400         310
* Labor Ready, Inc.                           58,900         309
* The Kroll-O'Gara Co.                        32,200         305
* Salton, Inc.                                17,000         303
* Roxio, Inc.                                 23,122         301
  Cash America International Inc.             34,900         297
  Coachmen Industries, Inc.                   22,300         295
  National Presto Industries, Inc.             9,900         294
* K2 Inc.                                     25,500         291
* TBC Corp.                                   30,400         291
* Aware, Inc.                                 32,200         290
* ShopKo Stores, Inc.                         39,600         288
* Insurance Auto Auctions, Inc.               16,900         287
* Wolverine Tube, Inc.                        17,200         285
  A.M. Castle & Co.                           20,900         282
* Building Materials Holding Corp.            18,400         280
  Nature's Sunshine Inc.                      23,600         279
  Bangor Hydro-Electric Co.                   10,500         279
* Pinnacle Entertainment, Inc.                37,600         276
* Sierra Health Services                      39,300         275
  X-Rite Inc.                                 30,800         272
* Bell Microproducts Inc.                     22,700         271
* Lydall, Inc.                                22,600         271
  SCPIE Holdings Inc.                         13,400         271
* J & J Snack Foods Corp.                     12,200         270
  Cleveland-Cliffs Iron Co.                   14,600         270
  CPI Corp.                                   10,800         265
* Applica Inc.                                32,800         261
* Discount Auto Parts Inc.                    23,700         257
  Midas Inc.                                  20,200         257
  Pope & Talbot, Inc.                         19,700         254
* PC-Tel, Inc.                                27,400         252
  Quaker Chemical Corp.                       13,000         247
* Aspect Communications Corp.                 34,900         244
  Standard Motor Products, Inc.               18,000         239
  Fedders Corp.                               45,800         238
  BMC Industries, Inc.                        39,300         236
* Flow International Corp.                    21,500         232
  Oxford Industries, Inc.                     10,500         231
* Concord Camera Corp.                        38,600         228
  Butler Manufacturing Co.                     9,100         228
  Hancock Fabrics, Inc.                       25,200         226
* ZixIt Corp.                                 24,500         224
* Brightpoint, Inc.                           76,900         223
* Supertex, Inc.                              17,600         217
* Concord Communications, Inc.                24,000         216
* SCM Microsystems, Inc.                      20,600         214
  Bassett Furniture Industries, Inc.          16,800         211
* Orbital Sciences Corp.                      53,700         208
* SurModics, Inc.                              3,500         206
* Material Sciences Corp.                     20,800         206
  Intermet Corp.                              36,000         203
* Digi International, Inc.                    23,200         203
* Rainbow Technologies, Inc.                  35,400         198
  Tenneco Automotive, Inc.                    57,200         186
* SpaceLabs Medical, Inc.                     14,800         181
* Goody's Family Clothing                     44,900         180
  Polaroid Corp.                              65,700         171
  Analysts International Corp.                37,800         169
* Hologic, Inc.                               24,500         167
* A.T. Cross Co. Class A                      24,400         162
* Franklin Covey Co.                          29,500         162
* Alliance Pharmaceutical Corp.               70,700         159
* Davox Corp.                                 18,500         154
* Hall, Kinion & Associates, Inc.             18,900         152
* Huffy Corp.                                 15,600         150
* Meade Instruments Corp.                     22,100         149
* Department 56 Inc.                          19,300         148
  IMCO Recycling, Inc.                        20,100         143
  Thomas Nelson, Inc.                         20,300         143
  Green Mountain Power Corp.                   8,800         140
  Angelica Corp.                              12,500         138
  Penford Corp.                               11,800         137
* SpeedFam-IPEC, Inc.                         42,700         136
* Brooktrout Technology, Inc.                 17,600         136
* Royal Appliance Manufacturing Co.           21,800         133
* ePresence, Inc.                             33,600         124
* International FiberCom, Inc.                49,700         124
* Mayor's Jeweler's, Inc.                     29,100         121
  Titan International, Inc.                   29,500         120
  Mississippi Chemical Corp.                  37,300         115
* Computer Task Group, Inc.                   31,000         113
  Commonwealth Industries Inc.                24,200         108
  Steel Technologies, Inc.                    15,200         108
* Ashworth, Inc.                              19,600         108
* Hartmarx Corp.                              43,000         108
  Amcast Industrial Corp.                     12,600         108
* Jo-Ann Stores, Inc. Class A                 25,600         104
* Pac-West Telecom, Inc.                      53,300         103
* Network Equipment Technologies, Inc.        32,000         102
* Enesco Group, Inc.                          16,900         102
  Haggar Corp.                                 9,300          96
* Osteotech, Inc.                             19,800          90
* Curative Health Services Inc.               13,300          84

-----------------------------------------------------------------
                                                          MARKET
TAX-MANAGED                                               VALUE^
SMALL-CAP FUND                                SHARES       (000)
-----------------------------------------------------------------
COMMON STOCKS (100.2%)
-----------------------------------------------------------------
* Innovex, Inc.                               22,300    $     82
* Captaris Inc.                               21,000          44
* Edgewater Technology, Inc.                   7,335          26
* SPSS, Inc.                                     300           5
-----------------------------------------------------------------
TOTAL COMMON STOCKS
  (COST $442,708)                                        542,898
-----------------------------------------------------------------
                                                FACE
                                              AMOUNT
                                               (000)
-----------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (1.5%)
-----------------------------------------------------------------
REPURCHASE AGREEMENTS
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  4.07%, 7/2/2001                             $   34          34
  4.07%, 7/2/2001--Note F                      8,021       8,021
-----------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (COST $8,055)                                            8,055
-----------------------------------------------------------------
TOTAL INVESTMENTS (101.7%)
  (COST $450,763)                                        550,953
-----------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-1.7%)
-----------------------------------------------------------------
Other Assets--Note B                                       1,867
Liabilities--Note F                                      (10,915)
                                                       ----------
                                                          (9,048)
                                                       ----------
-----------------------------------------------------------------
NET ASSETS (100%)                                       $541,905
=================================================================
^See Note A in Notes to Financial Statements.
*Non-income-producing security.

-----------------------------------------------------------------
                                                          AMOUNT
                                                           (000)
-----------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------
Paid-in Capital                                         $444,958
Undistributed Net Investment Income                        1,309
Accumulated Net Realized Losses                           (4,552)
Unrealized Appreciation--Note E                          100,190
-----------------------------------------------------------------
NET ASSETS                                              $541,905
=================================================================

Investor Shares--Net Assets
Applicable to 33,172,763 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                             $496,718
-----------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                         $14.97
=================================================================

Institutional Shares--Net Assets
Applicable to 3,015,371 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                              $45,187
-----------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                    $14.99
=================================================================

-----------------------------------------------------------------
                                                          MARKET
TAX-MANAGED                                               VALUE^
INTERNATIONAL FUND                            SHARES       (000)
-----------------------------------------------------------------
COMMON STOCKS (100.2%)
-----------------------------------------------------------------
AUSTRALIA (3.2%)
  National Australia Bank Ltd.                71,134    $  1,267
  Commonwealth Bank of Australia              58,803       1,020
  Telstra Corp. Ltd.                         365,204         998
  News Corp. Ltd.                             99,082         907
  BHP Billiton Ltd.                           81,912         905
  News Corp. Ltd. Pfd.                       104,176         835
  Westpac Banking Corp., Ltd.                 84,425         620
  AMP Ltd.                                    54,239         606
  Brambles Industries Ltd.                    11,319         276
  Foster's Group Ltd.                         93,790         261
  Wesfarmers Ltd.                             18,808         259
  Rio Tinto Ltd.                              14,841         257
  WMC Ltd.                                    51,902         253
  Woolworths Ltd.                             44,962         251
  Coles Myer Ltd.                             60,322         194
  CSR Ltd.                                    53,133         192
  CSL Ltd.                                     7,166         174
  QBE Insurance Group Ltd.                    24,336         146
  Suncorp-Metway Ltd.                         18,730         143
  Lend Lease Corp.                            20,316         130
  Amcor Ltd.                                  32,329         109
  Coca-Cola Amatil Ltd.                       42,668         104
  Southcorp Ltd.                              24,736          96
  Computershare Ltd.                          27,628          86
  Aristocrat Leisure Ltd.                     23,600          85
  Boral Ltd.                                  51,705          76
* Transurban Group                            32,519          74
  Tabcorp Holdings Ltd.                       15,100          73
  Gandel Retail Trust                        126,643          72
  Orica Ltd.                                  31,770          72
  Santos Ltd.                                 21,453          71
  Futuris Corp., Ltd.                         51,205          70
  F.H. Faulding & Co., Ltd.                   10,405          68
  Goodman Fielder Ltd.                       112,981          67
  AMP Diversified Property Ltd.               52,607          65
  Leighton Holdings Ltd.                      15,226          65
  Mayne Nickless Ltd.                         19,097          63
  Australian Gas Light Co., Ltd.              13,420          58
  Paperlinx Ltd.                              27,817          57
  Mirvac Group                                27,915          53
  Howard Smith Ltd.                            7,424          51
  Pacific Dunlop Ltd.                         98,200          42
  Sons of Gwalia Ltd.                          8,800          41
  Normandy Mining Ltd.                        55,060          35
  OneSteel Ltd.                               57,393          27
  M.I.M. Holdings Ltd.                        44,508          27
  Cochlear Ltd.                                1,144          23
  Hardie (James) Industries Ltd.               3,940          11
  ERG Ltd.                                     9,786           7
  David Jones Ltd.                             8,500           5
  Iluka Resources Ltd.                         1,210           3
  Newcrest Mining Ltd.                         1,094           2
                                                       ----------
                                                          11,452
                                                       ----------
AUSTRIA (0.2%)
  Bayerische Hypo-und
    Vereinsbank (Austria) AG                   4,026         197
  Oesterreichische
    Elektrizitaetswirtschafts AG
    Class A                                    1,600         133
  OMV AG                                       1,421         119
  Austria Tabak AG                             1,400          98
  Wienerberger AG                              4,589          78
* Telekom Austria AG                          11,200          69
  EA-Generali AG                                 480          62
  Flughafen Wien AG                            1,816          59
  Erste Bank der Oesterreichischen
    Sparkassen AG                                750          37
  BWT Best Water Technology AG                 1,000          28
  VA Technologies AG                             319          10
* Lenzing AG                                     100           7
  Mayr-Melnhof Karton AG                         120           5
  Oesterreichische
    Brau-Beteiligungs AG                         120           4
  RHI AG                                         210           4
  Boehler-Uddeholm AG                             55           2
  Austrian Airlines AG                           125           1
                                                       ----------
                                                             913
                                                       ----------
BELGIUM (0.9%)
  Fortis AG B Shares                          33,332         804
  Kredietbank NPV                             14,008         498
  Electrabel SA                                2,498         493
  UCB SA                                       7,821         272
  Delhaize-Le Lion SA                          4,072         241
  Solvay SA                                    4,507         223
  Interbrew                                    8,000         214
  Agfa Gevaert NV                              7,000         101
  Colruyt NV                                   2,287          77
  Union Miniere SA                             1,680          67
  D'Ieteren SA                                   380          60
  Barco NV                                     1,253          56
  Bekaert NV                                     910          32
  Compagnie Maritime Belge SA                    340          21
  Glaverbel SA                                   118           9
                                                       ----------
                                                           3,168
                                                       ----------
DENMARK (1.0%)
  Novo Nordisk A/S B Shares                   17,720         784
  Danske Bank A/S                             36,960         664
  TDC A/S                                      9,937         358
  D/S 1912 B Shares                               51         354
  D/S Svendborg B Shares                          36         323
  Vestas Wind Systems A/S                      5,279         246
* ISS A/S                                      2,252         132
  Danisco A/S                                  3,223         118
  Group 4 Falck A/S                            1,000         114

-----------------------------------------------------------------
                                                          MARKET
TAX-MANAGED                                               VALUE^
INTERNATIONAL FUND                            SHARES       (000)
-----------------------------------------------------------------
* William Demant A/S                           3,100    $     86
  Novozymes A/S                                3,624          76
  Carlsberg A/S B Shares                       1,660          69
* Topdanmark A/S                               2,000          53
* NavisionDamgaard A/S                         2,300          49
  Carlsberg A/S A Shares                         745          27
* East Asiatic Co. A/S                           500          12
  NKT Holding AS                                 740          10
  FLS Industries A/S B Shares                    499           5
  Bang & Olufsen A/S B Shares                     96           2
  SAS Danmark A/S                                245           2
                                                       ----------
                                                           3,484
                                                       ----------
FINLAND (1.8%)
  Nokia Oyj                                  219,909       4,984
  UPM-Kymmene Oyj                             12,570         355
  Sonera Oyj                                  32,250         251
  Sampo Oyj A Shares                          13,800         117
  TietoEnator Oyj B Shares                     4,000          89
  Kone Corp. Oyj B Shares                      1,320          89
  Metso Oyj                                    7,540          84
  Fortum Oyj                                  17,250          73
  Metra Oyj B Shares                           2,970          60
  Orion-Yhtyma Oyj A Shares                    3,050          50
  Outokumpu Oyj A Shares                       5,200          42
  Orion-Yhtyma Oyj B Shares                    2,550          41
  Pohjola Group Insurance Corp.
    B Shares                                   2,090          41
  Hartwall Oyj ABP                             1,640          26
  Kesko Oyj                                    2,760          20
  Kemira Oyj                                   3,540          18
  Instrumentarium Oyj                            550          16
* Stonesoft Oyj                                7,150          15
  Wartsila Oyj A Shares                          600          12
  Amer Group Ltd.                                370           8
  Rautaruuki Oyj                               1,470           5
  Uponor Oyj                                     340           5
  Pohjola Group Insurance Corp.
    A Shares                                     200           4
  Raisio Group PLC                             3,000           4
  Finnlines Oyj                                  190           3
  Stockmann AB Oyj B Shares                      370           3
  Stockmann AB Oyj A Shares                      280           2
                                                       ----------
                                                           6,417
                                                       ----------
FRANCE (11.1%)
  TotalFinaElf SA                             34,818       4,875
  Aventis SA                                  36,503       2,914
  Vivendi Universal SA                        45,310       2,641
  Axa                                         81,390       2,319
  France Telecom SA                           48,148       2,295
  Sanofi-Synthelabo SA                        34,409       2,258
  L'Oreal SA                                  32,178       2,077
  BNP Paribas                                 21,275       1,852
  Carrefour SA                                33,749       1,786
  Suez SA                                     48,000       1,544
  STMicroelectronics NV                       41,191       1,430
  Alcatel SA A Shares                         57,761       1,208
  Societe Generale Class A                    19,863       1,176
  Louis Vuitton Moet Hennessy                 23,060       1,162
  Groupe Danone                                7,120         977
  Pinault-Printemps-Redoute SA                 5,519         799
  L'Air Liquide SA (Registered)                4,260         612
  PSA Peugeot Citroen SA                       2,173         590
  Cie. de St. Gobain SA                        4,056         551
  Lafarge SA                                   6,249         534
  Bouygues SA                                 15,548         525
  Cap Gemini SA                                5,880         428
  Schneider Electric SA                        7,075         391
  Vivendi Universal SA ADR                     6,640         385
  Accor SA                                     8,799         371
  Etablissements
    Economiques du Casino
    Guichard-Perrachon SA                      4,191         354
  Lagardere SCA                                6,244         294
  Thales Ex Thomson CSF                        7,755         281
  Sodexho Alliance SA                          5,934         277
  Vinci SA                                     3,708         236
  Compagnie Generale des
    Etablissements Michelin SA
    B Shares                                   7,365         233
  Dassault Systemes SA                         5,541         214
  Pernod Ricard SA                             2,975         209
  Pechiney SA A Shares                         3,555         181
  Publicis Groupe SA                           7,010         170
  Valeo SA                                     3,788         153
  Usinor Sacilor SA                           12,217         128
  Simco SA                                     1,931         125
  Unibail (Union du Credit-Bail
    Immobilier)                                2,202         119
  Essilor International SA                       405         116
  Gecina SA                                    1,373         114
  Coflexip SA                                    710         107
  Sagem SA                                     1,985          97
  Cie. Francaise d'Etudes et de
    Construction SA                              572          80
  Societe BIC SA                               2,177          79
  Club Mediterranee SA                         1,267          70
  Etablissements Economiques du
    Casino Guichard-Perrachon
    SA Pfd.                                      692          40
  Imerys SA                                      349          35
  Zodiac SA                                      100          24
  Groupe SEB SA                                  293          14
  Alcatel Optronics                              800          10
                                                       ----------
                                                          39,460
                                                       ----------

-----------------------------------------------------------------
                                                          MARKET
                                                          VALUE^
                                              SHARES       (000)
-----------------------------------------------------------------
GERMANY (8.6%)
  Allianz AG                                  11,587    $  3,382
  Deutsche Telekom AG                        138,990       3,168
  Siemens AG                                  42,003       2,578
  Muenchener
    Rueckversicherungs-
    Gesellschaft AG (Registered)               8,177       2,279
  DaimlerChrysler AG (Registered)             46,635       2,142
  Deutsche Bank AG                            28,756       2,060
  SAP AG                                      14,597       2,025
  E.On AG                                     35,437       1,858
  Bayer AG                                    34,020       1,335
  BASF AG                                     29,292       1,156
  Dresdner Bank AG                            25,172       1,150
  RWE AG                                      24,613         979
  Bayerische Hypo-und
    Vereinsbank AG                            19,725         975
  Volkswagen AG                               15,411         724
  Metro AG                                    13,250         495
  Schering AG                                  8,967         471
  Beiersdorf AG                                3,797         397
  ThyssenKrupp AG                             26,012         341
  Deutsche Lufthansa AG                       19,521         308
  Fresenius Medical Care AG                    4,200         295
  Preussag AG                                  9,111         276
  Merck KGaA                                   7,837         275
  Linde AG                                     5,700         242
  EPCOS AG                                     3,250         177
* Qiagen NV                                    7,850         173
  WCM Beteiligungs-und
    Grundbesitz AG                            16,000         169
  Adidas-Salomon AG                            2,600         159
  Karstadt Quelle AG                           5,031         149
  Volkswagen AG Pfd.                           4,774         145
  Gehe AG                                      3,602         140
  Heidelberger Zement AG                       2,785         122
  Man AG                                       5,189         111
  Hugo Boss AG Pfd.                              350          98
  RWE AG Pfd.                                  3,138          97
  ProSieben Sat.1 Media AG                     6,200          88
  Continental AG                               5,455          77
  Metro AG                                     1,474          50
  Buderus AG                                   1,723          39
  Man AG Pfd.                                  1,810          31
  Hochtief AG                                  1,500          27
  Kamps AG                                     2,600          24
* D. Logistics AG                              1,200          14
  Bilfinger & Berger Bau AG                      720          12
  Douglas Holding AG                             354           9
* SGL Carbon AG                                  216           7
  Dyckerhoff AG Pfd.                             348           7
* EM.TV & Merchandising AG                     2,900           6
  Fag Kugelfischer Georg Schaefer AG             206           1
                                                       ----------
                                                          30,843
                                                       ----------
GREECE (0.3%)
  National Bank of Greece SA                   8,200         243
  Hellenic Telecommunication
    Organization SA                           13,400         175
  Alpha Credit Bank SA                         6,400         134
  Commercial Bank of Greece SA                 3,100         112
  EFG Eurobank Ergasias                        5,400          68
  Bank of Piraeus                              5,600          61
  Coca-Cola Hellenic
    Bottling Co. SA                            5,000          58
  Viohalco, Hellenic Copper &
    Aluminum Industry SA                       5,500          51
* Attica Enterprises SA                        7,300          49
  Titan Cement Co. SA                          1,400          46
  Panafon Hellenic Telecom SA                  8,400          45
* Intracom SA                                  3,000          44
  Hellenic Petroleum SA                        6,700          37
  Interamerican SA                               500           8
  Aluminum of Greece SA                          200           6
  Hellenic Technodomiki SA                     1,000           6
  Papastratos Cigarettes SA                      500           6
  Folli-Follie SA                                300           6
  Hellenic Duty Free Shops SA                    500           6
  Athens Water Supply and
    Sewage Co. SA                              1,000           6
* M. J. Maillis SA                             1,000           6
* Technical Olympic SA                         2,000           5
  Fourlis SA                                     500           4
  Lambrakis Press SA                             600           3
                                                       ----------
                                                           1,185
                                                       ----------
HONG KONG (2.1%)
  Hutchison Whampoa Ltd.                     201,000       2,029
  Sun Hung Kai Properties Ltd.               115,000       1,036
  Hang Seng Bank Ltd.                         86,700         889
  CLP Holdings Ltd.                          114,400         480
  Swire Pacific Ltd. A Shares                 72,500         376
  Hong Kong & China
    Gas Co., Ltd.                            266,760         335
  Henderson Land
    Development Co. Ltd.                      64,000         284
  Wharf Holdings Ltd.                        122,000         255
  Johnson Electric Holdings Ltd.             164,000         225
  Li & Fung Ltd.                             130,000         213
  Giordano International                     392,000         204
  Cathay Pacific Airways Ltd.                145,000         196
  Bank of East Asia Ltd.                      74,000         172
  New World Development
    Co., Ltd.                                115,000         140

-----------------------------------------------------------------
                                                          MARKET
TAX-MANAGED                                               VALUE^
INTERNATIONAL FUND                            SHARES       (000)
-----------------------------------------------------------------
  Hysan Development Co., Ltd.                 73,000    $     93
  Shangri-La Asia Ltd.                       106,078          93
  South China Morning Post Ltd.              110,000          73
  Television Broadcasts Ltd.                  17,000          71
  Esprit Holdings Ltd.                        60,000          66
  Hong Kong and Shanghai
    Hotels Ltd.                              119,000          55
  Sino Land Co.                              101,000          42
  Hang Lung Development Co., Ltd.             20,000          19
  ASM Pacific Technology Ltd.                  8,000          14
* QPL International Holdings Ltd.             11,000           4
  Varitronix International Ltd.                7,000           4
  Hopewell Holdings Ltd.                       4,000           3
  Oriental Press Group Ltd.                   18,000           3
                                                       ----------
                                                           7,374
                                                       ----------
IRELAND (0.7%)
* Elan Corp. PLC                              15,000         927
  Allied Irish Banks PLC                      39,620         443
  CRH PLC                                     24,085         404
* Ryanair Holdings PLC                        18,940         196
  Irish Life & Permanent PLC                  11,160         130
  Eircom PLC                                  87,500          96
  Jefferson Smurfit Group PLC                 51,110          94
  Independent News &
    Media PLC                                 40,266          80
  Kerry Group PLC A Shares                     6,709          77
  DCC PLC                                      6,580          61
* IONA Technologies PLC                        1,000          38
  Waterford Wedgewood PLC                     36,700          34
  Greencore Group PLC                          6,617          14
  Jurys Hotel Group PLC                          690           5
                                                       ----------
                                                           2,599
                                                       ----------
ITALY (4.5%)
  ENI SpA                                    189,544       2,311
  Telecom Italia Mobile SpA                  392,034       1,998
  Assicurazioni Generali SpA                  58,076       1,745
  Telecom Italia SpA                         170,347       1,529
  Enel SpA                                   338,117       1,033
  Unicredito Italiano SpA                    233,000       1,000
  IntesaBCI SpA                              270,281         954
  San Paolo-IMI SpA                           66,450         852
  Mediaset SpA                                58,000         488
  Riunione Adriatica di
    Sicurta SpA                               33,520         412
  Autostrade-Concessioni e
    Costruzioni Autostrade SpA                58,000         377
  Bipop-Carire SpA                            89,250         335
  Mediobanca Banca Di Credito
    Finanziaria SpA                           31,250         334
  Fiat SpA                                    13,990         274
  Pirelli SpA                                 97,790         272
  Telecom Italia SpA Risp.                    43,500         208
  Banca Di Roma SpA                           66,525         203
  Italgas SpA                                 19,100         167
  Benetton Group SpA                           9,450         127
  Autogrill SpA                               11,100         120
  Bulgari SpA                                 11,500         120
  Snia SpA                                    64,948         118
  Parmalat Finanziaria SpA                    42,824         114
  IntesaBCI SpA
    Non-Convertible Risp.                     48,100         110
* Alitalia SpA                                72,800          89
  Fiat SpA Risp.                               7,270          87
  La Rinascente SpA                           20,010          86
  Fiat SpA Pfd.                                6,550          85
  Italcementi SpA                             10,244          80
  Mondadori (Arnoldo)
    Editore SpA                               10,600          75
* Tiscali SpA                                  7,700          65
  Gruppo Editoriale L'Espresso SpA            12,000          45
  Banco Popolare di Milano SpA                 4,800          19
  Italcementi SpA Risp.                        5,200          19
  Societa Assicuratrice
    Industriale SpA                              775          12
* Impregilo SpA                               17,500          10
  Societa Assicuratrice
    Industriale SpA Risp.                      1,225          10
  Cementir SpA                                 2,652           7
  La Rinascente SpA Risp.                      1,500           5
  Pirelli SpA Risp.                            1,400           4
                                                       ----------
                                                          15,899
                                                       ----------
Japan (24.3%)
  Toyota Motor Corp.                         172,800       6,083
  Nippon Telegraph and
    Telephone Corp.                              600       3,127
  Sony Corp.                                  43,500       2,860
* Mitsubishi Tokyo Financial
    Group Inc.                                   262       2,184
  Sumitomo Mitsui Banking Corp.              260,400       2,151
  Honda Motor Co., Ltd.                       46,000       2,021
  Mizuho Holdings, Inc.                          431       2,004
  Takeda Chemical Industries Ltd.             42,000       1,953
  Nomura Securities Co., Ltd.                 91,000       1,744
  Canon, Inc.                                 41,000       1,657
  Tokyo Electric Power Co.                    60,900       1,577
  Matsushita Electric
    Industrial Co., Ltd.                      97,000       1,518
  Hitachi Ltd.                               153,000       1,503
  Nissan Motor Co., Ltd.                     184,000       1,270
  Nintendo Co.                                 6,700       1,219
  East Japan Railway Co.                         190       1,097
  Fuji Photo Film Co., Ltd.                   24,000       1,035
  NEC Corp.                                   75,000       1,013
  Fujitsu Ltd.                                95,000         998
  Ito-Yokado Co., Ltd.                        20,000         922

-----------------------------------------------------------------
                                                          MARKET
                                                          VALUE^
                                              SHARES       (000)
-----------------------------------------------------------------
  Rohm Co., Ltd.                               5,400    $    839
  Kyocera Corp.                                9,300         820
  Denso Corp.                                 42,000         802
  Murata Manufacturing Co., Ltd.              11,800         784
  Toshiba Corp.                              148,000         782
  Kansai Electric Power Co., Inc.             45,800         777
  Sharp Corp.                                 55,000         750
  Shin-Etsu Chemical Co., Ltd.                20,000         734
  Mitsubishi Heavy
    Industries Ltd.                          154,000         703
  Kao Corp.                                   28,000         696
  Takefuji Corp.                               7,500         681
  Tokio Marine & Fire
    Insurance Co.                             72,000         673
  Japan Tobacco, Inc.                             96         662
  Central Japan Railway Co.                      106         659
  Daiwa Securities Group Inc.                 63,000         659
  Acom Co., Ltd.                               7,400         653
  Mitsubishi Corp.                            76,000         612
  Secom Co., Ltd.                             10,500         586
  Mitsubishi Estate Co., Ltd.                 62,000         570
  Sanyo Electric Co., Ltd.                    90,000         569
  Fanuc Co., Ltd.                             11,200         558
  Softbank Corp.                              16,600         544
  Tokyo Electron Ltd.                          8,700         527
  Mitsubishi Electric Corp.                  105,000         520
  Yamanouchi
    Pharmaceuticals Co., Ltd.                 18,000         505
  Promise Co., Ltd.                            6,100         503
  Mitsui & Co., Ltd.                          74,000         498
  Nippon Steel Corp.                         324,000         491
  Asahi Glass Co., Ltd.                       57,000         473
  Yamato Transport Co., Ltd.                  22,000         461
  Bridgestone Corp.                           43,000         450
  Sumitomo Electric
    Industries Ltd.                           38,000         431
  Dai-Nippon Printing Co., Ltd.               35,000         427
  Tokyo Gas Co., Ltd.                        133,000         404
  Mitsui Fudosan Co., Ltd.                    37,000         399
  Sankyo Co., Ltd.                            21,000         379
  Nippon Mitsubishi Oil Corp.                 67,000         378
  Advantest Corp.                              4,400         377
  Jusco Co., Ltd.                             17,000         375
  Orix Corp.                                   3,800         370
  Kirin Brewery Co., Ltd.                     43,000         366
  Tohoku Electric Power Co.                   22,100         361
  Hoya Corp.                                   5,600         355
  Osaka Gas Co., Ltd.                        109,000         351
  Sumitomo Corp.                              50,000         350
  SMC Corp.                                    3,200         343
  Sumitomo Chemical Co.                       76,000         343
  Oriental Land Co., Ltd.                      4,500         334
  Shionogi & Co., Ltd.                        16,000         334
  Toppan Printing Co., Ltd.                   32,000         329
  Daiichi Pharmaceutical Co., Ltd.            14,000         324
  Taisho Pharmaceutical Co.                   17,000         320
  Ajinomoto Co., Inc.                         29,000         311
  Asahi Bank Ltd.                            140,000         303
  Kinki Nippon Railway Co.                    75,190         301
  Sekisui House Ltd.                          35,000         297
  Shizuoka Bank Ltd.                          35,000         294
  Eisai Co., Ltd.                             13,000         291
  Konami Corp.                                 6,200         283
  Asahi Breweries Ltd.                        25,000         280
  Asahi Kasei Corp.                           65,000         273
  Tokyu Corp.                                 50,000         273
  Teijin Ltd.                                 48,000         270
  Mitsubishi Chemical Corp.                  100,000         268
  Itochu Corp.                                65,000         264
  Toray Industries, Inc.                      65,000         260
  Kubota Corp.                                65,000         259
  OJI Paper Co., Ltd.                         52,000         257
* Nippon Unipac Holding                           45         253
  Marui Co., Ltd.                             17,000         245
  Bank of Yokohama Ltd.                       60,000         244
  Pioneer Corporation                          8,000         243
  Daikin Industries Ltd.                      13,000         241
  Japan Air Lines Co., Ltd.                   75,000         241
  Nippon Express Co., Ltd.                    52,000         235
  Omron Corp.                                 13,000         235
  Nippon Yusen Kabushiki
    Kaisha Co.                                59,000         234
  Nitto Denko Corp.                            7,900         228
  Daiwa House Industry Co., Ltd.              28,000         220
  Tostem Corp.                                13,000         214
  Mitsui Marine & Fire
    Insurance Co.                             41,000         210
  Olympus Optical Co., Ltd.                   13,000         208
  Shiseido Co., Ltd.                          22,000         206
  Komatsu Ltd.                                42,000         193
  Kawasaki Steel Corp.                       160,000         190
  Nikon Corp.                                 20,000         190
  Sumitomo Marine & Fire
    Insurance Co.                             32,000         179
  Credit Saison                                7,300         177
  Shimizu Corp.                               43,000         175
  Skylark Co., Ltd.                            6,000         171
  Chugai Pharmaceutical Co., Ltd.             11,000         167
  Nidec Corp.                                  3,200         167
  Terumo Corp.                                 8,800         162
  NGK Insulators Ltd.                         18,000         158
  Konica Corp.                                21,000         154
* Marubeni Corp.                              78,000         150
  Sekisui Chemical Co.                        36,000         149
  Ishikawajima-Harima Heavy
    Industries Co.                            60,000         148

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                                                          MARKET
TAX-MANAGED                                               VALUE^
INTERNATIONAL FUND                            SHARES       (000)
-----------------------------------------------------------------
* Sega Corp.                                   8,300    $    147
  Sumitomo Metal Mining Co.                   31,000         145
  Toyo Seikan Kaisha Ltd.                     10,000         143
  Kuraray Co., Ltd.                           19,000         141
  Tobu Railway Co., Ltd.                      44,000         141
* Kawasaki Heavy Industries Ltd.              84,000         139
  Toto Ltd.                                   20,000         139
  Kaneka Corp.                                15,000         136
  Benesse Corp.                                4,300         135
  Joyo Bank Ltd.                              45,000         135
  Mitsubishi Materials Corp.                  63,000         135
  Fujikura Ltd.                               22,000         134
  Taiyo Yuden Co., Ltd.                        5,000         133
  Takara Shuzo Co.                            10,000         132
  CSK Corp.                                    4,200         131
  Nissin Food Products Co., Ltd.               6,300         131
  Gunma Bank Ltd.                             27,000         129
  Japan Energy Corp.                          60,000         127
  Kyowa Hakko Kogyo Co.                       19,000         126
  Hirose Electric Co., Ltd.                    1,600         122
  Nippon Sheet Glass Co., Ltd.                21,000         122
  Bank of Fukuoka, Ltd.                       27,000         121
  Nippon Meat Packers, Inc.                   10,000         121
  Daiwa Bank, Ltd.                            92,000         120
  77 Bank Ltd.                                21,000         119
  Fuji Soft ABC Inc.                           2,000         118
  JGC Corp.                                   14,000         117
  Ohbayashi Corp.                             30,000         117
  Ebara Corp.                                 14,000         116
  Isetan Co.                                  11,000         116
  Mitsubishi Gas Chemical Co.                 29,000         116
  Yokogawa Electric Corp.                     13,000         116
  Fuji Television Network, Inc.                   20         115
  NGK Spark Plug Co.                          12,000         113
  Dai-Nippon Ink &
    Chemicals, Inc.                           40,000         112
  Minebea Co., Ltd.                           17,000         112
* Sumitomo Metal
    Industries Ltd.                          184,000         111
  Kurita Water Industries Ltd.                 8,000         110
  Uni-Charm Corp.                              3,400         110
  NSK Ltd.                                    25,000         108
  Kajima Corp.                                42,000         107
  Takashimaya Co.                             15,000         105
  Uny Co., Ltd.                               10,000         102
  Amada Co., Ltd.                             20,000         101
  Meiji Seika Kaisha Ltd.                     19,000         101
  Yamaha Corp.                                10,000         101
  Kinden Corp.                                16,000          99
  Meitec Corp.                                 2,900          97
  Mitsui Mining &
    Smelting Co., Ltd.                        22,000          97
  Nisshin Seifun Group Inc.                   13,000          97
  Daimaru, Inc.                               23,000          96
  Wacoal Corp.                                 9,000          96
* Daiei, Inc.                                 50,000          95
  Daicel Chemical Industries Ltd.             27,000          94
  Shimamura Co., Ltd.                          1,800          94
  Sapparo Breweries Ltd.                      29,000          93
  Cosmo Oil Co., Ltd.                         37,000          92
  Toyobo Ltd.                                 45,000          91
  Ube Industries Ltd.                         45,000          91
  Daito Trust Construction Co., Ltd.           5,300          90
  INAX Corp.                                  13,000          89
* Showa Denko K.K.                            62,000          88
  Taisei Corp.                                36,000          88
  Taiheiyo Cement Corp                        41,000          87
  Yamazaki Baking Co., Ltd.                   12,000          87
  Toho Co., Ltd.                                 700          84
  World Co., Ltd.                              2,600          83
  Keihin Electric Express
    Railway Co., Ltd.                         19,000          82
  Casio Computer Co.                          14,000          81
  Nishimatsu Construction Co.                 21,000          81
  Nippon Comsys Corp.                          6,000          81
  Kikkoman Corp.                              12,000          80
  NTN Corp.                                   29,000          80
  Takuma Co., Ltd.                             8,000          80
* Snow Brand Milk Products Co.                24,000          79
  Tosoh Corp.                                 27,000          79
  TIS Inc.                                     2,000          78
  Tokyo Broadcasting System, Inc.              4,000          77
* Kanebo Ltd.                                 29,000          76
  Sumitomo Forestry Co.                       12,000          76
  Alps Electric Co., Ltd.                      8,000          75
  Meiji Dairies Corporation                   19,000          75
  Yakult Honsha Co., Ltd.                      7,000          75
  Shimano, Inc.                                5,000          74
  Citizen Watch Co., Ltd.                     12,000          73
* Hokuriku Bank Ltd.                          40,000          73
  Toda Corp.                                  21,000          73
  Asatsu-DK Inc.                               3,500          71
  Mitsubishi Rayon Co., Ltd.                  20,000          71
  Aoyama Trading Co., Ltd.                     5,200          70
  Mitsukoshi Ltd.                             17,000          70
  The Chuo Mitsui Trust and
    Banking Co., Ltd.                         38,100          68
  Denki Kagaku Kogyo K.K.                     20,000          68
  Kaken Pharmaceutical Co.                     8,000          68
  Komori Corp.                                 5,000          68
  Namco Ltd.                                   3,700          66
  Onward Kashiyama Co., Ltd.                   6,000          65
  Kyowa Exeo Corp.                             8,000          65
  Katokichi Co., Ltd.                          2,700          64
  Showa Shell Sekiyu K.K.                     11,000          64

-----------------------------------------------------------------
                                                          MARKET
                                                          VALUE^
                                              SHARES       (000)
-----------------------------------------------------------------
  Fuji Machine Manufacturing
    Co., Ltd.                                  3,300    $     60
* Sumitomo Heavy Industries Ltd.              42,000          59
* Ishihara Sangyo Kaisha Ltd.                 25,000          56
  Teikoku Oil Co., Ltd.                       11,000          55
  Penta-Ocean Construction Co.                34,000          47
  Mitsubishi Logistics Corp.                   5,000          46
  Nichiei Co., Ltd.                            5,100          45
  Sumitomo Osaka
    Cement Co., Ltd.                          20,000          42
* Mitsui Engineering &
    Shipbuilding Co., Ltd.                    26,000          40
  Sanrio Co., Ltd.                             2,900          38
* Ashikaga Bank Ltd.                          24,000          37
  Nichirei Corp.                               9,000          34
  House Foods Industry Corp.                   3,000          33
  Tokyo Style Co.                              3,000          33
  Okumura Corp.                                7,000          26
* Hitachi Zosen Corp.                         26,000          25
* Tokyo Dome Corp.                             8,000          24
* Seiyu Ltd.                                   8,000          24
  Kokuyo Co., Ltd.                             2,000          21
  Gunze Ltd.                                   5,000          20
  Koyo Seiko Co., Ltd.                         4,000          20
  Seino Transportation Co., Ltd.               3,000          20
  Trans Cosmos, Inc.                             500          20
  Dai-Nippon Screen
    Manufacturing Co., Ltd.                    4,000          17
  Noritake Co., Ltd.                           3,000          17
  Mori Seiki Co.                               2,000          16
* Nippon Shinpan Co.                           8,000          16
  Amano Corp.                                  2,000          15
  Kamigumi Co., Ltd.                           3,000          15
  Nisshinbo Industries, Inc.                   3,000          15
  Shimachu Co.                                 1,000          15
  Autobacs Seven Co., Ltd.                       500          14
  Kadokawa Shoten
    Publishing Co., Ltd.                         800          14
  Kawasaki Kisen Kaisha Ltd.                   7,000          13
  Hankyu Department Stores, Inc.               2,000          12
  Nippon Shokubai K.K.                         2,000           9
* Orient Corp.                                 5,000           9
* Japan Steel Works Ltd.                       5,000           7
  Oyo Corp.                                      500           7
  Toei Co.                                     2,000           7
  Makita Corp.                                 1,000           6
  Nippon Suisan Kaisha Ltd.                    3,000           6
  Sho-Bond Corp.                                 500           6
  Tsubakimoto Chain Co.                        2,000           6
  Daifuku Co., Ltd.                            1,000           5
  Mitsubishi Paper Mills Ltd.                  3,000           5
  Mycal Corp.                                  5,000           5
* Haseko Corp.                                11,000           4
  Sanden Corp.                                 1,000           4
* Daikyo, Inc.                                 2,000           3
  Daiwa Kosho Lease Co., Ltd.                  1,000           3
  Kureha Chemical Industry Co.                 1,000           3
  NOF Corp.                                    1,000           2
* Nippon Light Metal Co.                       2,000           2
                                                       ----------
                                                          86,683
                                                       ----------
NETHERLANDS (5.7%)
  Royal Dutch Petroleum Co.                   99,477       5,725
  ING Groep NV                                45,826       2,995
  Aegon NV                                    62,252       1,752
  Koninklijke (Royal) Philips
    Electronics NV                            61,174       1,621
  Unilever NV                                 27,031       1,620
  ABN-AMRO Holding NV                         68,575       1,288
  Koninklijke Ahold NV                        37,971       1,189
  Heineken NV                                 18,246         736
  Akzo Nobel NV                               13,586         575
* ASML Holding NV                             22,996         516
  TNT Post Group NV                           21,519         449
  Elsevier NV                                 34,340         427
  Wolters Kluwer NV                           14,101         379
  Koninklijke KPN NV                          53,480         303
  IHC Caland NV                                1,807          91
  Hagemeyer NV                                 4,554          88
  Getronics NV                                19,950          83
* KLM Royal Dutch Airlines NV                  3,800          67
  Koninklijke Vopak NV                         3,101          64
  Vedior NV                                    6,840          62
  Oce NV                                       5,345          56
  Buhrmann NV                                  5,812          55
  Royal Vendex KBB NV                          4,300          55
                                                       ----------
                                                          20,196
                                                       ----------

NEW ZEALAND (0.1%)
  Telecom Corp. of
    New Zealand Ltd.                          95,949         217
  Carter Holt Harvey Ltd.                     98,930          68
  Fletcher Building Ltd.                      44,220          42
  Auckland International
    Airport Ltd.                              13,991          21
  The Warehouse Group Ltd.                     8,585          19
  Contact Energy Ltd.                         13,831          17
  Fisher & Paykel Industries Ltd.              1,890           9
* Fletcher Challenge Forests
    Ltd. Pfd.                                 50,000           6
* Brierley Investments Ltd.                   13,850           4
* Fletcher Challenge Forests Ltd.             12,410           1
                                                       ----------
                                                             404
                                                       ----------
NORWAY (0.5%)
  Norsk Hydro ASA                             12,020         509
  Orkla ASA                                   11,670         211
  DNB Holding ASA                             38,260         166
* Statoil ASA                                 20,000         146

-----------------------------------------------------------------
                                                          MARKET
TAX-MANAGED                                               VALUE^
INTERNATIONAL FUND                            SHARES       (000)
-----------------------------------------------------------------
  Tomra Systems ASA                            8,300    $    131
  Telenor ASA                                 27,930         115
  Norske Skogindustrier ASA                    6,600         100
  Frontline Ltd.                               4,800          82
  Storebrand ASA                              11,000          78
* Petro Geo-Services ASA                       6,400          65
* Kvaerner ASA                                 8,130          57
  Elkem ASA                                    2,960          49
  Bergesen D.Y. ASA B Shares                   1,920          33
  Bergesen D.Y. ASA A Shares                   1,540          28
* Opticom ASA                                    400          25
* Merkantildata ASA                           15,240          25
  Smedvig ASA B Shares                         2,498          20
  Schibsted ASA                                1,030          10
  Smedvig ASA A Shares                           920           8
* Tandberg ASA                                   500           6
  SAS Norge ASA B Shares                         630           6
  Nera ASA                                     1,000           3
                                                       ----------
                                                           1,873
                                                       ----------
PORTUGAL (0.5%)
  Portugal Telecom SGPS SA                    56,437         394
  Banco Comercial Portugues SA               102,975         384
  Electricidade de Portugal SA               149,220         356
  Cimpor-Cimento de Portugal SA                6,801         132
  Banco Espirito Santo SA                      9,140         125
  Brisa-Auto Estradas de
    Portugal SA                               12,278         104
  Sonae SGPS SA                              104,107          76
  BPI-SGPS SA                                 32,267          75
  Portucel-Empresa Produtora
    de Pasta e Papel SA                       48,946          39
* Jeronimo Martins & Filho
    SGPS SA                                    2,248          14
* Portugal Telecom SGPA SA
    Rights Exp. 7/9/2001                      56,437           8
                                                       ----------
                                                           1,707
                                                       ----------
SINGAPORE (0.9%)
  DBS Group Holdings Ltd.                     57,978         426
  Oversea-Chinese Banking
    Corp., Ltd.                               61,650         403
  Singapore Airlines Ltd.                     57,000         394
  United Overseas Bank Ltd.                   51,504         325
  Singapore
    Telecommunications Ltd.                  309,900         323
  Singapore Technologies
    Engineering Ltd.                         132,000         187
  Singapore Press Holdings Ltd.               17,000         187
  City Developments Ltd.                      34,000         132
  Capitaland Ltd.                             95,000         130
* Chartered Semiconductor
    Manufacturing Ltd.                        49,000         123
  Keppel Corp., Ltd.                          52,000         103
  Fraser & Neave Ltd.                         22,000          96
  Venture Manufacturing
    (Singapore) Ltd.                          13,000          86
  Sembcorp Industries Ltd.                    81,000          72
* Neptune Orient Lines Ltd.                   79,000          61
  First Capital Corp., Ltd.                   37,000          30
  Omni Industries Ltd.                        12,000          27
  United Industrial Corp., Ltd.               43,000          20
  Cycle & Carriage Ltd.                       11,000          19
  Hotel Properties Ltd.                       24,000          19
  Creative Technology Ltd.                     1,650          14
  Wing Tai Holdings Ltd.                      25,000          12
  Overseas Union Enterprise Ltd.               2,000          10
  Parkway Holdings Ltd.                       20,000          10
  Straits Trading Co., Ltd.                   10,000          10
  Haw Par Brothers
    International Ltd.                         3,000           7
  Comfort Group Ltd.                          15,500           5
  United Overseas Land Ltd.                    5,000           5
  Singapore Computer Systems Ltd.              3,000           3
                                                       ----------
                                                           3,239
                                                       ----------
SPAIN (3.0%)
* Telefonica SA                              200,122       2,467
  Banco Bilbao Vizcaya
    Argentaria SA                            149,186       1,930
  Banco Santander Central
    Hispano SA                               210,624       1,908
  Repsol-YPF SA                               56,886         939
  Endesa SA                                   49,033         782
  Iberdrola SA                                42,574         546
  Gas Natural SDG SA                          20,588         333
  Union Electrica Fenosa SA                   14,022         262
  Altadis SA                                  16,149         230
  Telefonica SA ADR                            5,722         213
  Autopista Concesionaria
    Espanola SA                               14,808         135
  Fomento de Construc y
    Contra SA                                  5,692         108
* Actividades de Construccion y
    Servicios SA                               3,656         101
  Sol Melia SA                                10,615          94
  Corporacion Mapfre SA                        3,917          82
  Grupo Dragados SA                            6,411          81
  Sociedad General de Aguas
    de Barcelona SA                            5,772          80
  Zeltia SA                                    7,500          76
  Ebro Puleva SA                               6,813          76
  Acerinox SA                                  2,572          71
  Vallehermoso SA                             10,781          69
  Prosegur Cia de Seguridad SA
    (Registered)                               4,800          62
  Zardoya Otis SA                              6,478          58
  Cortefiel, SA                                3,500          49
  Metrovacesa SA                               1,329          19

-----------------------------------------------------------------
                                                          MARKET
                                                          VALUE^
                                              SHARES       (000)
-----------------------------------------------------------------
  Fabrica Espanola de Productos
    Quimicos y Farmaceuticos SA                1,210    $     14
  Portland Valderrivas SA                        600          13
  Uralita SA                                     800           4
  Viscofan Industria Navarra de
    Envolturas Celulosicas SA                    948           4
  Grupo Empresarial Ence SA                      250           3
* TelePizza SA                                 1,758           3
  Immobiliaria Urbis SA                          900           3
                                                       ----------
                                                          10,815
                                                       ----------
SWEDEN (2.2%)
  Telefonaktiebolaget LM
    Ericsson AB Class B                      367,369       2,008
  Nordea AB                                  143,665         818
  Hennes & Mauritz AB B Shares                40,167         688
  Skandia Forsakrings AB                      48,679         447
  Svenska Handelsbanken AB
    A Shares                                  30,170         431
  Telia AB                                    73,100         369
  Skandinaviska Eeskilda
    Banken AB A Shares                        32,809         312
  Securitas AB B shares                       16,790         294
  Sandvik AB                                  13,183         265
  Electrolux AB Series B                      17,975         249
  Assa Abloy AB                               17,200         246
  Svenska Cellulosa AB B Shares               11,327         240
* Tele2 AB                                     6,290         204
  Skanska AB B Shares                         19,760         187
  Volvo AB B Shares                           11,770         176
  Volvo AB A Shares                            8,550         125
  Swedish Match AB                            24,006         112
  Atlas Copco AB B Shares                      4,730          92
  Atlas Copco AB A Shares                      4,600          91
  Gambro AB A Shares                          13,800          84
  Assidoman AB                                 4,000          83
  Drott AB B Shares                            7,170          75
* Modern Times Group AB                        3,300          74
  Trelleborg AB B Shares                       9,220          69
  SKF AB B Shares                              4,070          64
  Svenskt Stal AB A Shares                     7,330          63
  WM-Data AB Class B                          14,000          42
  Svenska Handelsbanken AB
    B Shares                                   1,590          22
  OM AB                                        1,460          19
  SKF AB A Shares                              1,060          15
  Svenskt Stal AB                                580           5
  SAPA AB                                        290           4
  Gambro AB B Shares                             600           4
                                                       ----------
                                                           7,977
                                                       ----------
SWITZERLAND (6.7%)
  Novartis AG (Registered)                   134,550       4,870
  Nestle SA (Registered)                      17,790       3,781
  UBS AG (Registered)                         20,658       2,960
  Roche Holdings AG                           32,900       2,370
* Credit Suisse Group AG
    (Registered)                              14,034       2,307
  Zurich Financial Services AG                 3,887       1,326
  Schweizerische
    Rueckversicherungs-
    Gesellschaft                                 644       1,287
  ABB Ltd.                                    55,920         846
  Swisscom AG                                  3,386         806
  Roche Holdings AG (Bearer)                   7,300         595
  Adecco SA (Registered)                       9,300         438
* Syngenta AG                                  5,517         290
  Holcim Ltd. B Shares                         1,250         255
  Lonza AG                                       337         197
* The Swatch Group AG (Bearer)                   191         191
* Kudelski SA                                  2,000         168
* The Swatch Group AG
    (Registered)                                 571         122
  Holcim Ltd. (Registered)                     2,460         121
  Givaudan SA                                    396         110
  Unaxis Holding AG                              750         106
  Kuoni Reisen Holding AG
    (Registered)                                 190          74
  Charles Voegele Holding AG                     650          72
  Valora Holding AG                              377          67
  SGS Societe Generale de
    Surveillance Holding SA
    (Registered)                                 340          61
  Schindler Holding AG (Registered)               50          56
* Logitech International SA                      150          48
  Georg Fischer AG (Registered)                  199          48
  Sulzer AG (Registered)                         147          47
  Ascom Holding AG                             1,000          46
  Publigroupe SA                                 110          39
  UBS AG                                         247          35
  Forbo Holding AG (Registered)                   84          36
  Schindler Holding AG (Ptg. Ctf.)                23          31
* Swissair Group                                 523          31
  Grands Magasins Jelmoli SA
    (Registered)                                  50          13
  Grands Magasins Jelmoli
    SA (Bearer)                                    6           8
                                                       ----------
                                                          23,858
                                                       ----------
UNITED KINGDOM (21.9%)
  BP PLC                                   1,000,946       8,228
  GlaxoSmithKline PLC                        290,254       8,164
  Vodafone Group PLC                       3,169,432       7,021
  HSBC Holdings PLC                          426,894       5,058
  AstraZeneca Group PLC                       83,131       3,873
  Royal Bank of Scotland
    Group PLC                                125,127       2,758
  Lloyds TSB Group PLC                       262,311       2,625
  British Telecommunications PLC             399,031       2,509

-----------------------------------------------------------------
                                                          MARKET
TAX-MANAGED                                               VALUE^
INTERNATIONAL FUND                            SHARES       (000)
-----------------------------------------------------------------
  Barclays PLC                                77,776    $  2,385
  Diageo PLC                                 157,638       1,729
  CGNU PLC                                   106,726       1,475
  Halifax PLC                                104,699       1,210
  Unilever PLC                               136,960       1,154
  Abbey National PLC                          65,683       1,150
  Prudential PLC                              94,564       1,145
  Tesco PLC                                  316,846       1,143
  Rio Tinto PLC                               49,175         873
  Reuters Group PLC                           65,214         847
* British Sky Broadcasting
    Group PLC                                 86,850         835
* Compass Group PLC                          102,471         820
  British American Tobacco PLC               104,054         790
  Bae Systems PLC                            141,175         676
  BG Group PLC                               162,155         639
  Amvesco PLC                                 36,580         635
  Cadbury Schweppes PLC                       93,651         632
  Pearson PLC                                 37,887         624
  Centrica PLC                               189,576         606
  J. Sainsbury PLC                            95,046         592
  ScottishPower PLC                           78,087         574
  Legal & General Group PLC                  250,475         568
  Reed International PLC                      61,132         542
  National Grid Group PLC                     70,715         521
  Marks & Spencer PLC                        126,114         465
  Marconi PLC                                129,001         459
  BAA PLC                                     49,376         458
  BP PLC ADR                                   9,184         458
  Bass PLC                                    40,661         425
  WPP Group PLC                               42,871         422
  3i Group PLC                                27,777         416
  Lattice Group PLC                          177,736         397
  Great Universal Stores PLC                  43,911         376
  Boots Co. PLC                               43,130         365
  BOC Group PLC                               23,899         350
  Rentokil Initial PLC                        98,560         334
  GKN PLC                                     34,752         333
  Kingfisher PLC                              61,339         332
  AWG PLC                                     38,126         322
  New Dixons Group PLC                        96,670         317
  Land Securities PLC                         24,791         305
  Invensys PLC                               160,185         304
  Smiths Group PLC                            24,636         286
  Hanson PLC                                  36,764         271
  Hilton Group PLC                            79,965         269
  Granada PLC                                128,074         269
* Canary Wharf Finance PLC                    34,308         267
  United Utilities PLC                        27,862         264
  Logica PLC                                  21,606         262
  British Airways PLC                         53,817         260
* Celltech Group PLC                          14,696         248
  EMI Group PLC                               41,594         235
  Nycomed Amersham PLC                        31,062         225
  Capita Group PLC                            32,442         211
  International Power PLC                     49,591         209
  Blue Circle Industries PLC                  29,997         208
  The Sage Group PLC                          56,971         204
  Smith & Nephew PLC                          38,406         199
  Wolseley PLC                                26,605         199
  British Land Co., PLC                       28,396         194
  Hays PLC                                    72,083         186
  Imperial Chemical
    Industries PLC                            30,893         181
* ARM Holdings PLC                            47,298         179
  Carlton Communications PLC                  35,067         166
  Misys PLC                                   23,526         164
  Electrocomponents PLC                       21,234         161
  Johnson Matthey PLC                         10,663         161
  P & O Princess Cruises PLC                  30,605         159
  Schroders PLC                               13,589         156
  Bunzl PLC                                   19,541         135
  Corus Group PLC                            144,032         123
  Provident Financial PLC                     11,563         121
  Exel PLC                                    11,359         121
  FKI PLC                                     29,386         116
  Airtours PLC                                27,556         112
  RMC Group PLC                               11,628         112
  CMG PLC                                     25,300         111
  The Peninsular & Oriental
    Steam Navigation Co.                      29,319         110
  Hammerson PLC                               16,017         108
  Rexam PLC                                   24,824         108
  Chubb PLC                                   45,039         105
  WPP Group PLC ADR                            2,004         101
  Slough Estates PLC                          19,770          96
  Railtrack Group PLC                         20,281          95
  Taylor Woodrow PLC                          31,500          86
  Balfour Beatty PLC                          29,324          82
  Pilkington PLC                              58,131          82
  George Wimpey PLC                           30,620          82
* BTG PLC                                      4,900          81
  SSL International PLC                       11,106          78
  Amec PLC                                    10,338          73
  IMI PLC                                     23,047          73
  Great Portland Estates PLC                  17,100          68
  Rank Group PLC                              22,366          68
  ScottishPower PLC ADR                        2,320          68
  Novar PLC                                   28,502          64
  BBA Group PLC                               17,403          61
  Pace Micro Technology PLC                   10,900          59
  Tate & Lyle PLC                             14,499          57
  De La Rue Group PLC                          6,779          50
  The Berkeley Group PLC                       4,539          46
  Barratt Developments PLC                     8,630          44
  Psion PLC                                   22,456          28

-----------------------------------------------------------------
                                                          MARKET
                                                          VALUE^
                                              SHARES       (000)
-----------------------------------------------------------------
  Kidde PLC                                   22,339    $     26
  Stagecoach Holdings PLC                     17,515          19
  London Bridge Software
    Holdings PLC                               2,815           6
* Eidos PLC                                    1,550           5
* Eidos PLC Rights
    Exp. 7/11/2001                               516           1
                                                       ----------
                                                          78,013
                                                       ----------
-----------------------------------------------------------------
TOTAL COMMON STOCKS
  (COST $420,205)                                        357,559
-----------------------------------------------------------------
                                                FACE
                                              AMOUNT
                                               (000)
-----------------------------------------------------------------
TEMPORARY CASH INVESTMENT (5.7%)
-----------------------------------------------------------------
REPURCHASE AGREEMENT
Collateralized by U.S. Government
  Obligations in a Pooled Cash Account
  4.07%, 7/2/2001--Note F
  (COST $20,273)                             $20,273      20,273
-----------------------------------------------------------------
TOTAL INVESTMENTS (105.9%)
  (COST $440,478)                                        377,832
-----------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-5.9%)
-----------------------------------------------------------------
Other Assets--Note B                                       1,531
Security Lending Collateral
  Payable to Brokers--Note F                             (20,273)
Other Liabilities                                         (2,409)
                                                       ----------
                                                         (21,151)
                                                       ----------
-----------------------------------------------------------------
NET ASSETS (100%)                                       $356,681
=================================================================
^See Note A in Notes to Financial Statements.
*Non-income-producing security.
ADR--American Depositary Receipt.
(Ptg. Ctf.)--Participating Certificates.

-----------------------------------------------------------------
                                                          AMOUNT
                                                           (000)
-----------------------------------------------------------------
AT JUNE 30, 2001, NET ASSETS CONSISTED OF:
-----------------------------------------------------------------
Paid-in Capital                                         $420,953
Undistributed Net Investment Income--Note D                4,035
Accumulated Net Realized Losses--Note D                   (5,644)
Unrealized Depreciation--Note E
  Investment Securities                                  (62,646)
  Foreign Currencies                                         (17)
-----------------------------------------------------------------
NET ASSETS                                              $356,681
=================================================================

Investor Shares--Net Assets
Applicable to 34,820,589 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                             $301,507
-----------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                          $8.66
=================================================================

Institutional Shares--Net Assets
Applicable to 6,367,833 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                              $55,174
-----------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                     $8.66
=================================================================

(C)2001 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

F872 082001